2023 QUARTERLY REPORT
Russell Investment Funds
March 31, 2023
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 10
International Developed Markets Fund 23
Strategic Bond Fund 33
Global Real Estate Securities Fund 66
Notes to Schedules of Investments 71
Notes to Quarterly Report 73
Russell Investment Funds
Quarterly Report
March 31, 2023 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2023. All rights reserved.
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this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.5%
Consumer Discretionary - 14.4%
Amazon.com, Inc.(Æ) 116,321 12,015
Autoliv , Inc. 8,229 768
AutoZone, Inc.(Æ) 720 1,770
Beacon Roofing Supply, Inc.(Æ) 3,207 189
Capri Holdings, Ltd.(Æ) 8,211 386
Cavco Industries, Inc.(Æ) 853 271
Charter Communications, Inc. Class A(Æ) 259 93
Chegg , Inc.(Æ) 11,889 194
Chipotle Mexican Grill, Inc. Class A(Æ) 1,099 1,877
Comcast Corp. Class A 38,406 1,456
Costco Wholesale Corp. 7,040 3,498
Dana Holding Corp. 11,450 172
Dick's Sporting Goods, Inc. 2,789 396
Dillard's, Inc. Class A 618 190
Dollar General Corp. 4,520 951
Domino's Pizza, Inc.(Û) 1,843 608
DR Horton, Inc. 6,846 669
Expedia Group, Inc.(Æ)(Û) 6,632 644
FactSet Research Systems, Inc. 1,429 593
Ford Motor Co.(Ð) 178,057 2,244
Garmin, Ltd. 6,256 631
General Motors Co. 96,675 3,546
Genuine Parts Co. 3,188 533
Goodyear Tire & Rubber Co. (The)(Æ) 30,309 334
Grand Canyon Education, Inc.(Æ)(Ð) 1,112 127
Hilton Worldwide Holdings, Inc.(Û) 8,477 1,194
Home Depot, Inc. (The) 3,900 1,151
Kohl's Corp. 7,122 168
Lear Corp.(Ð) 4,685 654
Lennar Corp. Class A(Û) 8,630 907
Lithia Motors, Inc. Class A 2,815 644
Live Nation Entertainment, Inc.(Æ)(Ð) 23,857 1,670
Lowe's Cos., Inc. 10,235 2,047
Marriott International, Inc. Class A 8,582 1,425
McDonald's Corp. 8,085 2,261
Netflix, Inc.(Æ) 4,983 1,722
News Corp. Class A 24,788 428
Nike, Inc. Class B 31,871 3,909
NVR, Inc.(Æ) 175 975
Olaplex Holdings, Inc.(Æ)(Û) 9,400 40
O'Reilly Automotive, Inc.(Æ) 4,195 3,561
Penn National Gaming, Inc.(Æ) 24,059 714
Ross Stores, Inc. 8,623 915
SeaWorld Entertainment, Inc.(Æ)(Ð) 2,715 166
Starbucks Corp. 18,825 1,960
Tapestry, Inc. 7,361 317
Target Corp.(Ð)(Û) 12,988 2,151
Tesla, Inc.(Æ) 13,325 2,764
TJX Cos., Inc. (The) 15,741 1,233
Toll Brothers, Inc.(Û) 2,985 179
Tractor Supply Co. 1,650 388
Under Armour , Inc. Class A(Æ) 18,400 175
Visteon Corp.(Æ) 830 130
Walmart, Inc. 6,973 1,028
Walt Disney Co. (The)(Æ) 16,301 1,632
Zillow Group, Inc. Class A(Æ)(Û) 2,030 89
70,752
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 5.0%
Altria Group, Inc.(Ð)(Û) 30,660 1,368
Archer-Daniels-Midland Co. 9,377 747
Church & Dwight Co., Inc. 9,720 859
Coca-Cola Co. (The) 46,019 2,855
Conagra Brands, Inc. 51,749 1,944
CVS Health Corp. 36,890 2,741
Energizer Holdings, Inc. - GDR(Û) 1,840 78
Estee Lauder Cos., Inc. (The) Class A 5,995 1,478
General Mills, Inc. 5,351 457
Haleon PLC - ADR(Ñ) 5,756 47
Hershey Co. (The) 2,560 651
Ingredion, Inc. 6,722 684
Kroger Co. (The) 47,743 2,357
Molson Coors Beverage Co. Class B 7,329 379
Monster Beverage Corp.(Æ) 32,744 1,769
PepsiCo, Inc. 6,801 1,240
Philip Morris International, Inc. 5,742 558
Procter & Gamble Co. (The) 10,737 1,596
Sprouts Farmers Market, Inc.(Æ)(Ð) 10,054 352
Tyson Foods, Inc. Class A 31,980 1,897
Vector Group, Ltd. 3,810 46
Walgreens Boots Alliance, Inc. 18,465 639
24,742
Energy - 3.9%
Arch Resources, Inc. 649 85
Baker Hughes Co. 53,027 1,530
BP PLC - ADR 43,594 1,654
Canadian Natural Resources, Ltd. 13,475 746
Chevron Corp. 15,977 2,607
CVR Energy, Inc. 4,293 141
Devon Energy Corp. 2,946 149
EOG Resources, Inc. 4,078 467
Exxon Mobil Corp. 16,640 1,825
Kinder Morgan, Inc. 57,169 1,001
Marathon Oil Corp.(Û) 18,504 443
Marathon Petroleum Corp. 8,580 1,157
Occidental Petroleum Corp. 10,824 676
Patterson-UTI Energy, Inc. 9,538 112
PBF Energy, Inc. Class A(Û) 3,748 162
Phillips 66 9,149 928
Pioneer Natural Resources Co. 12,126 2,477
Shell PLC - ADR 21,571 1,241
Valero Energy Corp.(Û) 8,541 1,192
Williams Cos., Inc. (The) 25,214 753
19,346
Financial Services - 14.6%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 22,355 1,257
Aflac, Inc. 11,458 739
Allstate Corp. (The) 8,542 947
American Equity Investment Life Holding
Co. 7,266 265
American Express Co. 7,188 1,186
American Tower Corp.(ö) 2,631 538
Ameriprise Financial, Inc. 2,629 806
Apollo Global Management, Inc. 27,782 1,755
Axis Capital Holdings, Ltd. 7,977 435

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of America Corp. 69,861 1,998
Bank of New York Mellon Corp. (The) 12,493 568
BankUnited , Inc. 11,634 263
Berkshire Hathaway, Inc. Class B(Æ) 11,944 3,688
BlackRock, Inc. Class A 918 614
BOK Financial Corp. 3,571 301
Brighthouse Financial, Inc.(Æ)(Ð) 8,635 381
Brown & Brown, Inc.(Ð)(Û) 5,430 312
Camden Property Trust(ö)(Û) 5,423 569
Capital One Financial Corp. 851 82
Carlyle Group, LP 24,099 749
CBRE Group, Inc. Class A(Æ) 8,826 643
Charles Schwab Corp. (The)(Û) 27,455 1,438
Chubb, Ltd. 3,156 613
Citigroup, Inc. 72,948 3,421
CME Group, Inc. Class A 2,140 410
CNO Financial Group, Inc. 9,993 222
Comerica, Inc. 12,930 561
Cullen/Frost Bankers, Inc. 3,581 377
DiamondRock Hospitality Co.(Ð)(ö) 20,388 166
Dun & Bradstreet Holdings, Inc. 20,050 235
Equinix , Inc.(ö) 701 505
Equity Commonwealth(ö)(Û) 12,854 266
Evercore , Inc. Class A 4,258 491
Gaming and Leisure Properties, Inc.(ö) 8,445 440
Globe Life, Inc. 3,954 435
Goldman Sachs Group, Inc. (The) 2,366 774
Hartford Financial Services Group, Inc. 6,205 432
Highwoods Properties, Inc.(Ð)(ö) 3,283 76
Howard Hughes Corp. (The)(Æ) 9,813 785
Interactive Brokers Group, Inc. Class A 5,770 476
Intercontinental Exchange, Inc. 3,908 408
Invitation Homes, Inc.(ö) 29,087 908
Jackson Financial, Inc. Class A 8,597 322
JPMorgan Chase & Co. 30,337 3,953
KeyCorp.(Û) 48,450 607
Lamar Advertising Co. Class A(ö) 3,993 399
Lincoln National Corp. 13,822 311
LPL Financial Holdings, Inc. 3,754 760
M&T Bank Corp. 2,527 302
Marsh & McLennan Cos., Inc. 2,092 348
MasterCard, Inc. Class A 22,372 8,130
MetLife, Inc. 3,476 201
Morgan Stanley 27,176 2,386
New York Community Bancorp, Inc. 134,760 1,218
Northern Trust Corp. 5,157 454
Park Hotels & Resorts, Inc.(ö) 13,633 168
Pinnacle Financial Partners, Inc. 2,070 114
Piper Jaffray Cos. 1,380 191
PJT Partners, Inc. Class A 1,370 99
PNC Financial Services Group, Inc. (The) 2,274 289
Popular, Inc. 6,926 398
Principal Financial Group, Inc. 4,483 333
Progressive Corp. (The) 11,485 1,643
Prologis, LP(ö) 15,001 1,872
Public Storage(ö) 1,854 560
Raymond James Financial, Inc. 6,057 565
Reinsurance Group of America, Inc. Class A 10,098 1,341
RenaissanceRe Holdings, Ltd. 3,867 775
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryan Specialty Group Holdings, Inc. Class
A(Æ) 10,449 420
Ryman Hospitality Properties, Inc.(ö)(Û) 1,893 170
SLM Corp. 21,618 268
Synchrony Financial 24,063 700
Texas Capital Bancshares, Inc.(Æ) 3,336 163
Travelers Cos., Inc. (The) 3,198 548
Truist Financial Corp. 22,738 775
UMB Financial Corp. 3,193 184
US Bancorp 22,361 806
Visa, Inc. Class A 7,424 1,674
Walker & Dunlop, Inc. 2,394 182
Wells Fargo & Co. 66,540 2,487
Weyerhaeuser Co.(ö) 23,962 722
Willis Towers Watson PLC 5,260 1,222
WR Berkley Corp. 20,830 1,297
Zions Bancorp NA 21,144 633
71,525
Health Care - 13.8%
Abbott Laboratories 9,056 917
AbbVie, Inc. 22,083 3,519
Acadia Pharmaceuticals, Inc.(Æ) 11,863 223
Agilent Technologies, Inc. 5,928 820
Amgen, Inc. 3,064 741
Anthem, Inc. 2,269 1,043
AstraZeneca PLC - ADR 10,761 747
Baxter International, Inc. 15,162 615
Biogen, Inc.(Æ) 4,967 1,381
Blueprint Medicines Corp.(Æ) 2,882 130
Boston Scientific Corp.(Æ) 23,412 1,171
Bristol-Myers Squibb Co. 49,728 3,447
Centene Corp.(Æ) 8,729 552
Cigna Corp.(Û) 9,283 2,372
DaVita HealthCare Partners, Inc.(Æ) 8,168 662
Dentsply Sirona, Inc. 25,736 1,011
Edwards Lifesciences Corp.(Æ)(Û) 7,401 612
Eli Lilly & Co. 4,045 1,389
Encompass Health Corp. 11,957 647
Exelixis , Inc.(Æ) 31,068 603
Gilead Sciences, Inc. 14,219 1,180
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 87,607 116
GSK Finance No. 3 PLC - ADR 33,544 1,193
Guardant Health, Inc.(Æ) 8,124 190
Harmony Biosciences Holdings, Inc.(Æ) 991 32
HCA Healthcare, Inc.(Û) 9,334 2,461
Henry Schein, Inc.(Æ) 7,104 579
Horizon Therapeutics PLC(Æ) 5,886 642
Incyte Corp.(Æ)(Ð)(Û) 10,845 784
Intuitive Surgical, Inc.(Æ) 3,883 992
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 8,395 300
Jazz Pharmaceuticals PLC(Æ) 8,034 1,176
Johnson & Johnson 20,421 3,165
Laboratory Corp. of America Holdings 1,493 343
McKesson Corp.(Û) 3,892 1,386
Medtronic PLC 12,932 1,043
Merck & Co., Inc. 7,946 845
Mirati Therapeutics, Inc.(Æ)(Ð) 2,087 78
Moderna , Inc.(Æ) 4,115 632
Molina Healthcare, Inc.(Æ) 2,869 767

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Neurocrine Biosciences, Inc.(Æ) 4,338 439
Novocure , Ltd.(Æ) 7,231 435
Organon & Co. 22,640 532
Pfizer, Inc. 55,686 2,272
PTC Therapeutics, Inc.(Æ) 4,242 205
Qiagen NV(Æ) 18,585 854
Regeneron Pharmaceuticals, Inc.(Æ) 2,085 1,713
Sarepta Therapeutics, Inc.(Æ)(Û) 5,398 744
Stryker Corp. 1,579 451
Syneos Health, Inc. Class A(Æ) 25,345 903
Tandem Diabetes Care, Inc.(Æ)(Ð) 2,500 102
Teladoc Health, Inc.(Æ)(Ð) 8,829 229
Tenet Healthcare Corp.(Æ) 6,096 362
Thermo Fisher Scientific, Inc. 1,934 1,115
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 5,854 235
United Therapeutics Corp.(Æ) 3,735 836
UnitedHealth Group, Inc. 17,924 8,471
Veeva Systems, Inc. Class A(Æ) 9,552 1,756
Vertex Pharmaceuticals, Inc.(Æ)(Û) 7,870 2,480
Viatris , Inc. 61,597 593
Zoetis, Inc. Class A 15,880 2,643
67,876
Materials and Processing - 4.0%
Air Products & Chemicals, Inc. 1,270 365
Albemarle Corp. 2,699 597
Boise Cascade Co. 2,218 140
CF Industries Holdings, Inc. 3,111 226
Cleveland-Cliffs, Inc.(Æ) 4,786 88
Copart , Inc.(Æ) 41,032 3,086
Crown Holdings, Inc. 12,984 1,074
Eastman Chemical Co. 12,983 1,095
Element Solutions, Inc.(Ð) 11,750 227
Fastenal Co. 10,612 572
FMC Corp.(Ð)(Û) 5,719 698
Freeport-McMoRan, Inc. 22,159 907
Huntsman Corp. 19,143 524
Linde PLC 6,368 2,263
Mosaic Co. (The)(Û) 8,327 382
MP Materials Corp.(Æ)(Ð) 4,796 135
Newmont Corp. 16,451 806
Nucor Corp. 4,703 726
Packaging Corp. of America 4,205 584
PPG Industries, Inc. 9,582 1,280
Resideo Technologies, Inc.(Æ) 4,000 73
Southern Copper Corp. 5,898 450
Sylvamo Corp. 2,457 114
Trane Technologies PLC 12,324 2,267
Vulcan Materials Co. 4,335 744
19,423
Producer Durables - 9.6%
3M Co. 6,051 636
AECOM 9,136 770
AGCO Corp. 6,328 856
Alaska Air Group, Inc.(Æ) 13,738 576
Allison Transmission Holdings, Inc. Class
A(Ð) 16,868 763
Ametek , Inc. 3,620 526
AMN Healthcare Services, Inc.(Æ)(Ð) 2,058 171
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amphenol Corp. Class A 7,013 573
CH Robinson Worldwide, Inc.(Ð) 6,948 690
Cintas Corp. 1,009 467
Comfort Systems USA, Inc. 500 73
CoStar Group, Inc.(Æ) 27,557 1,897
Cummins, Inc. 3,283 784
Deere & Co. 3,753 1,550
Delta Air Lines, Inc.(Æ) 38,617 1,349
Dover Corp. 3,835 583
Eaton Corp. PLC 12,674 2,172
Emerson Electric Co. 9,654 841
Encore Wire Corp.(Ð) 23 4
Expeditors International of Washington, Inc.
(Ð) 14,108 1,554
FedEx Corp.(Û) 12,273 2,804
Fortive Corp.(Ð) 19,415 1,324
FTI Consulting, Inc.(Æ) 2,315 457
General Dynamics Corp. 3,419 780
Global Payments, Inc. 10,690 1,125
Hubbell, Inc. Class B 1,716 418
Illinois Tool Works, Inc. 1,627 396
Insperity , Inc.(Û) 1,495 182
JB Hunt Transport Services, Inc. 2,407 422
Keysight Technologies, Inc.(Æ) 2,639 426
Lamb Weston Holdings, Inc.(Û) 6,663 696
Landstar System, Inc. 7,383 1,324
Littelfuse , Inc. 1,639 439
Lockheed Martin Corp. 931 440
Magna International, Inc. Class A 8,549 458
ManpowerGroup , Inc. 2,020 167
MarketAxess Holdings, Inc. 1,392 545
Mettler -Toledo International, Inc.(Æ) 234 358
Murphy USA, Inc. 1,845 476
Nordson Corp. 1,819 404
Norfolk Southern Corp. 5,072 1,075
Northrop Grumman Corp. 2,608 1,204
Old Dominion Freight Line, Inc. 1,349 460
Oshkosh Corp. 7,744 644
PACCAR Financial Corp. 6,442 472
PayPal Holdings, Inc.(Æ) 26,215 1,991
Pentair PLC 10,450 578
Regal Rexnord Corp. 3,618 509
S&P Global, Inc. 6,877 2,371
Snap-on, Inc. 3,108 767
Southwest Airlines Co. 18,663 607
Terex Corp. 2,219 107
Textron, Inc. 1,861 131
Trade Desk, Inc. (The) Class A(Æ) 9,415 573
Travel + Leisure Co.(Ð) 5,883 231
TriNet Group, Inc.(Æ) 3,860 311
United Parcel Service, Inc. Class B 2,809 545
United Rentals, Inc. 812 321
Vertiv Holdings Co. 11,959 171
Vontier Corp. 32,964 901
Waste Management, Inc. 2,767 452
WW Grainger, Inc. 875 603
Xerox Holdings Corp. 25,708 396
XPO Logistics, Inc.(Æ) 8,678 277

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zebra Technologies Corp. Class A(Æ) 2,637 839
47,012
Technology - 31.2%
Accenture PLC Class A 12,512 3,576
Adobe, Inc.(Æ) 11,362 4,379
Advanced Micro Devices, Inc.(Æ) 31,515 3,089
Alphabet, Inc. Class A(Æ) 133,585 13,857
Alphabet, Inc. Class C(Æ)(Û) 24,788 2,578
Analog Devices, Inc. 5,302 1,046
Apple, Inc. 154,150 25,419
Applied Materials, Inc. 3,188 392
ASML Holding NV Class G 545 371
Atlassian Corp. Class A(Æ) 4,856 831
Avnet, Inc. 10,142 458
Axcelis Technologies, Inc.(Æ) 1,327 177
Booking Holdings, Inc.(Æ)(Û) 551 1,461
Box, Inc. Class A(Æ) 17,453 468
Broadcom, Inc. 1,289 827
Cadence Design Systems, Inc.(Æ) 3,661 769
CDW Corp. 2,447 477
Cirrus Logic, Inc.(Æ) 4,513 494
Cisco Systems, Inc. 28,760 1,503
Cognizant Technology Solutions Corp.
Class A 11,930 727
CommVault Systems, Inc.(Æ) 6,079 345
Corteva , Inc.(Ð)(Û) 20,172 1,217
Crowdstrike Holdings, Inc. Class A(Æ) 6,797 933
Dell Technologies, Inc. Class C(Û) 38,839 1,562
DocuSign, Inc.(Æ) 9,140 533
Dropbox, Inc. Class A(Æ) 27,810 601
EPAM Systems, Inc.(Æ) 1,035 309
Extreme Networks, Inc.(Æ) 5,300 101
F5, Inc.(Æ) 3,843 560
Fair Isaac Corp.(Æ) 668 469
Fidelity National Information Services, Inc.
(Û) 21,711 1,180
Five9, Inc.(Æ) 690 50
Fortinet, Inc.(Æ)(Ð) 22,506 1,496
GoDaddy , Inc. Class A(Æ) 11,844 921
Guidewire Software, Inc.(Æ) 14,015 1,150
Hewlett Packard Enterprise Co. 59,696 951
HP, Inc. 33,409 981
Impinj , Inc.(Æ)(Ð) 720 98
Informatica , Inc. Class A(Æ) 1,491 24
Intel Corp. 99,682 3,257
International Business Machines Corp. 4,685 614
Intuit, Inc. 7,481 3,335
Juniper Networks, Inc. 25,991 895
Lam Research Corp. 1,276 676
Leidos Holdings, Inc. 4,154 382
Lyft, Inc. Class A(Æ) 31,723 294
Meta Platforms, Inc. Class A(Æ)(Û) 32,355 6,857
Micron Technology, Inc. 36,489 2,202
Microsoft Corp.(Û) 107,175 30,899
NetApp, Inc. 14,855 948
New Relic, Inc.(Æ) 4,591 346
Nutanix , Inc. Class A(Æ) 8,607 224
NVIDIA Corp. 13,910 3,864
NXP Semiconductors NV 10,878 2,028
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oracle Corp. 19,462 1,808
Palo Alto Networks, Inc.(Æ) 8,538 1,705
Pegasystems , Inc. 7,867 381
Q2 Holdings, Inc.(Æ) 8,289 204
Qorvo , Inc.(Æ)(Ð) 6,708 681
QUALCOMM, Inc. 1,737 222
Qualys , Inc.(Æ) 1,833 238
Rapid7, Inc.(Æ) 3,297 151
RingCentral, Inc. Class A(Æ) 6,930 213
Roku, Inc.(Æ)(Ð) 4,216 278
Roper Technologies, Inc. 1,520 670
Salesforce, Inc.(Æ) 14,329 2,863
Semtech Corp.(Æ) 9,747 235
Skyworks Solutions, Inc. 5,416 639
Snap, Inc. Class A(Æ)(Ð) 16,556 186
Sonos , Inc.(Æ) 12,077 237
Synopsys, Inc.(Æ) 1,662 642
Tenable Holdings, Inc.(Æ) 5,798 275
Teradyne, Inc. 21,202 2,279
Texas Instruments, Inc. 11,118 2,068
Twilio , Inc. Class A(Æ)(Ð) 7,180 478
Uber Technologies, Inc.(Æ) 20,659 655
Varonis Systems, Inc.(Æ) 9,483 247
VeriSign, Inc.(Æ) 5,272 1,114
Viavi Solutions, Inc. Class W(Æ) 30,118 326
Western Digital Corp.(Æ) 19,201 723
Wix.com, Ltd.(Æ) 2,315 231
Yelp, Inc. Class A(Æ) 7,889 242
Zscaler , Inc.(Æ)(Ð) 2,896 338
153,530
Utilities - 5.0%
APA Corp.(Û) 2,583 93
AT&T, Inc. 131,344 2,528
Cheniere Energy, Inc.(Û) 7,887 1,243
CMS Energy Corp.(Ð) 7,030 431
ConocoPhillips Co. 31,551 3,130
Constellation Energy Corp.(Û) 7,475 587
DTE Energy Co.(Û) 7,312 801
Edison International 18,063 1,275
Exelon Corp. 23,801 997
FirstEnergy Corp. 32,899 1,318
NextEra Energy, Inc. 38,921 3,000
NRG Energy, Inc. 45,721 1,568
PG&E Corp.(Æ) 47,172 763
Pinnacle West Capital Corp. 6,563 520
T-Mobile USA, Inc.(Æ) 18,618 2,697
UGI Corp. 19,581 681
Verizon Communications, Inc. 40,550 1,577
Vistra Corp. 30,398 729
Xcel Energy, Inc. 6,239 421
24,359
Total Common Stocks
(cost $412,432) 498,565
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 16,403,588 (∞) 16,398
Total Short-Term Investments

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $16,398) 16,398
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,219,654 (∞)
1,220
Total Other Securities
(cost $1,220) 1,220
Total Investments - 105.0%
(identified cost $430,050) 516,183
Securities Sold Short - (5.1)%
Consumer Discretionary - (0.8)%
Advanced Energy Industries, Inc. (605) (59)
Altice USA, Inc. Class A(Æ) (50,097) (171)
Caesars Entertainment, Inc.(Æ) (1,694) (83)
Central Garden & Pet Co. Class A(Æ) (640) (25)
Churchill Downs, Inc. (1,691) (435)
DISH Network Corp. Class A(Æ) (21,991) (205)
Floor & Decor Holdings, Inc. Class A(Æ) (4,045) (397)
Freshpet , Inc.(Æ) (5,851) (387)
Hilton Grand Vacations, Inc.(Æ) (4,467) (199)
Leggett & Platt, Inc. (7,000) (223)
LGI Homes, Inc.(Æ) (1,655) (189)
Paramount Global Class B (20,361) (454)
Topgolf Callaway Brands Corp.(Æ) (16,860) (365)
Warner Bros Discovery, Inc.(Æ) (36,308) (548)
Ziff Davis, Inc.(Æ) (4,441) (347)
(4,087)
Consumer Staples - (0.1)%
BellRing Brands, Inc.(Æ) (5,840) (198)
Grocery Outlet Holding Corp.(Æ) (2,791) (79)
J&J Snack Foods Corp. (414) (61)
MGP Ingredients, Inc. (2,581) (250)
(588)
Energy - (0.3)%
Cabot Oil & Gas Corp. (18,052) (443)
NextEra Energy Partners, LP (3,849) (234)
Noble Corp. PLC(Æ) (3,458) (136)
Plug Power, Inc.(Æ) (1,667) (20)
Southwestern Energy Co.(Æ) (44,116) (221)
Sunrun , Inc.(Æ) (9,484) (191)
(1,245)
Financial Services - (1.1)%
Annaly Capital Management, Inc.(ö) (21,939) (419)
Apollo Global Management, Inc. (7,333) (463)
Arbor Realty Trust, Inc.(ö) (18,974) (218)
Blackstone Group, Inc. (The) Class A (5,294) (465)
Broadstone Net Lease, Inc.(ö) (24,084) (410)
Carlyle Group, LP (1,321) (41)
Genworth Financial, Inc. Class A(Æ) (10,700) (54)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (5,900) (169)
Healthcare Realty Holdings, LP(ö) (21,838) (422)
Independence Realty Trust, Inc.(ö) (15,998) (256)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kite Realty Group Trust(ö) (17,503) (366)
KKR & Co., Inc. Class A (8,626) (453)
Progyny , Inc.(Æ) (1,920) (62)
Realty Income Corp.(ö) (6,730) (426)
SoFi Technologies, Inc.(Æ) (3,714) (23)
T. Rowe Price Group, Inc. (3,703) (418)
VICI Properties, Inc.(ö) (12,993) (424)
Webster Financial Corp. (10,253) (404)
(5,493)
Health Care - (0.8)%
AdaptHealth Corp.(Æ) (8,470) (105)
Agiliti , Inc.(Æ) (3,400) (54)
Alnylam Pharmaceuticals, Inc.(Æ) (2,111) (423)
Apellis Pharmaceuticals, Inc.(Æ) (1,720) (113)
Axsome Therapeutics, Inc.(Æ) (555) (34)
Biogen, Inc.(Æ) (1,574) (438)
ICU Medical, Inc.(Æ) (849) (140)
IVERIC bio, Inc.(Æ) (1,777) (43)
Karuna Therapeutics, Inc.(Æ) (356) (65)
Masimo Corp.(Æ) (2,279) (421)
Neogen Corp.(Æ) (20,388) (378)
Patterson Cos., Inc. (9,416) (252)
Regeneron Pharmaceuticals, Inc.(Æ) (500) (411)
Repligen Corp.(Æ) (2,429) (409)
Revance Therapeutics, Inc.(Æ) (3,094) (100)
Sotera Health Co.(Æ) (9,562) (171)
TransMedics Group, Inc.(Æ) (980) (74)
Vaxcyte , Inc.(Æ) (4,250) (159)
Ventyx Biosciences, Inc.(Æ) (990) (33)
West Pharmaceutical Services, Inc. (793) (275)
(4,098)
Materials and Processing - (0.2)%
Pool Corp. (1,333) (456)
Quaker Chemical Corp. (2,020) (400)
(856)
Producer Durables - (0.9)%
AeroVironment , Inc.(Æ) (1,662) (152)
Affirm Holdings, Inc.(Æ) (1,693) (19)
Amphenol Corp. Class A (5,134) (420)
Applied Industrial Technologies, Inc. (2,913) (414)
ASGN, Inc.(Æ) (500) (41)
Dorman Products, Inc.(Æ) (1,354) (117)
Fox Factory Holding Corp.(Æ) (2,610) (317)
GATX Corp. (3,938) (433)
H&R Block, Inc. (12,027) (424)
LCI Industries (2,016) (222)
Maximus, Inc. (6,711) (528)
Moody's Corp. (514) (157)
RBC Bearings, Inc.(Æ) (1,797) (418)
S&P Global, Inc. (1,170) (403)
Sabre Corp.(Æ) (8,000) (34)
Teledyne Technologies, Inc.(Æ) (1,112) (498)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(4,597)
Technology - (0.8)%
Advanced Micro Devices, Inc.(Æ) (4,535) (444)
Altair Engineering, Inc. Class A(Æ) (2,020) (146)
AppLovin Corp. Class A(Æ) (18,323) (289)
Aspen Technology, Inc.(Æ) (1,908) (437)
Bentley Systems, Inc. Class B (6,373) (274)
Bumble, Inc. Class A(Æ) (9,461) (185)
Coherent Corp.(Æ) (8,348) (318)
Corning, Inc. (2,883) (102)
Frontier Communications Parent, Inc.(Æ) (16,247) (370)
Intuit, Inc. (1,029) (459)
Monolithic Power Systems, Inc. (458) (229)
Super Micro Computer, Inc.(Æ) (1,484) (158)
ViaSat , Inc.(Æ) (8,140) (275)
(3,686)
Utilities - (0.1)%
Civitas Resources, Inc. (4,529) (309)
New Fortress Energy, Inc. (3,925) (116)
Oasis Petroleum, Inc. (1,410) (190)
(615)
Total Securities Sold Short
(proceeds $25,186) (25,265)
Other Assets and Liabilities,
Net - 0.1%
542
Net Assets - 100.0%
491,460

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 85 USD 17,585 06/23 795
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 795
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 70,752 $ — $ —
$ —
$ 70,752
Consumer Staples 24,742 — —
—
24,742
Energy 19,346 — —
—
19,346
Financial Services 71,525 — —
—
71,525
Health Care 67,876 — —
—
67,876
Materials and Processing 19,423 — —
—
19,423
Producer Durables 47,012 — —
—
47,012
Technology 153,530 — —
—
153,530
Utilities 24,359 — —
—
24,359
Short-Term Investments — — — 16,398 16,398
Other Securities — — — 1,220 1,220
Total Investments
498,565 — — 17,618 516,183
Securities Sold Short (25,265) — — — (25,265)
Other Financial Instruments
Assets
Futures Contracts 795 — — — 795
Total Other Financial Instruments
*
$ 795 $ — $ — $ — $ 795
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March
31, 2023, if any, were less tha n 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.1%
Consumer Discretionary - 12.0%
1-800-Flowers.com, Inc. Class A(Æ) 6,060 70
2U, Inc.(Æ) 9,595 66
Abercrombie & Fitch Co. Class A(Æ) 7,193 200
Academy Sports & Outdoors, Inc. 2,374 155
Advanced Energy Industries, Inc. 389 38
AerSale Corp.(Æ) 5,810 100
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 9,343 73
American Public Education, Inc.(Æ) 12,067 65
America's Car-Mart, Inc.(Æ) 12,029 953
Atkore, Inc.(Æ) 1,320 185
Barnes & Noble Education, Inc.(Æ) 21,937 33
Beacon Roofing Supply, Inc.(Æ) 5,770 340
BJ's Restaurants, Inc.(Æ) 10,686 311
Bloomin' Brands, Inc. 5,697 146
Bluegreen Vacations Holding Corp. 654 18
Boot Barn Holdings, Inc.(Æ) 19,542 1,498
Brunswick Corp. 5,146 422
Cadre Holdings, Inc.(Ñ) 17,071 368
Capri Holdings, Ltd.(Æ)(Û) 6,423 302
Carriage Services, Inc. Class A 1,252 38
Carrols Restaurant Group, Inc.(Æ) 32,949 73
Carter's, Inc. 2,776 200
Celestica, Inc.(Æ) 16,815 217
Century Communities, Inc. 2,009 128
Cheesecake Factory, Inc. (The)(Ñ) 2,934 103
Chegg, Inc.(Æ) 11,469 187
Children's Place, Inc. (The)(Æ) 2,820 113
Chuy's Holdings, Inc.(Æ) 1,437 51
Citi Trends, Inc.(Æ)(Ð) 1,116 21
Clarus Corp. 24,993 236
Comtech Telecommunications Corp. 50 1
Cooper-Standard Holdings, Inc.(Æ) 1,055 15
Coty, Inc. Class A(Æ) 24,381 294
Coursera, Inc.(Æ) 5,800 67
Cracker Barrel Old Country Store, Inc.(Ñ) 2,426 276
Crocs, Inc.(Æ) 3,615 457
Curtiss-Wright Corp. 255 45
Dana Holding Corp. 25,001 376
Deckers Outdoor Corp.(Æ)(Û) 794 357
Designer Brands, Inc. Class A 18,838 165
Dillard's, Inc. Class A(Ñ)(Û) 903 278
Domino's Pizza, Inc. 161 53
Driven Brands, Inc.(Æ) 3,952 120
Everi Holdings, Inc.(Æ) 6,793 116
First Watch Restaurant Group, Inc.(Æ) 9,517 153
Foot Locker, Inc. 3,681 146
Freshpet, Inc.(Æ) 1,357 90
Genesco, Inc.(Æ) 1,280 47
Genius Sports, Ltd(Æ) 7,875 39
Gentherm, Inc.(Æ) 1,663 100
Gildan Activewear, Inc. Class A 6,735 224
GMS, Inc.(Æ) 4,075 236
Goodyear Tire & Rubber Co. (The)(Æ)(Û) 26,492 292
GoPro, Inc. Class A(Æ) 37,999 191
Grand Canyon Education, Inc.(Æ)(Ð) 3,402 387
Green Brick Partners, Inc.(Æ) 13,199 463
Hanesbrands, Inc. 11,823 62
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HealthStream, Inc. 1,274 35
Hillenbrand, Inc. 3,050 145
Hilton Grand Vacations, Inc.(Æ) 2,469 110
Inter Parfums, Inc. 581 83
International Game Technology PLC 15,283 410
iRobot Corp.(Æ)(Ñ) 2,463 107
John Wiley & Sons, Inc. Class A 2,843 110
Johnson Outdoors, Inc. Class A 3,858 243
KB Home 3,308 133
Kohl's Corp. 5,295 125
Kontoor Brands, Inc. 2,176 105
Kura Sushi USA, Inc. Class A(Æ) 13,274 874
Landsea Homes Corp.(Æ) 22,682 137
Laureate Education, Inc. Class A 1,790 21
La-Z-Boy, Inc. 3,254 95
Lear Corp.(Ð) 2,507 350
Leonardo DRS, Inc.(Æ) 21,540 279
Levi Strauss & Co. Class A 17,647 322
M/I Homes, Inc.(Æ) 1,938 122
Malibu Boats, Inc. Class A(Æ) 1,143 64
Marine Products Corp. 25,174 332
MasterCraft Boat Holdings, Inc.(Æ) 1,743 53
Meritage Homes Corp. 1,322 154
Monro Muffler Brake, Inc. 11,947 591
Motorcar Parts of America, Inc.(Æ) 7,749 58
Movado Group, Inc. 2,726 78
Newell Rubbermaid, Inc. 36,106 449
Nu Skin Enterprises, Inc. Class A 3,028 119
ODP Corp. (The)(Æ) 2,244 101
On Holding AG Class A(Æ) 10,441 324
OneSpaWorld Holdings, Ltd.(Æ) 26,614 319
Overstock.com, Inc.(Æ) 4,019 81
Perdoceo Education Corp.(Æ) 5,550 75
PetMed Express, Inc. 3,547 58
PowerSchool Holdings, Inc. Class A(Æ) 6,468 128
QuinStreet, Inc.(Æ) 7,221 115
Red Rock Resorts, Inc. Class A 2,382 106
Reservoir Media, Inc.(Æ) 17,625 115
REV Group, Inc. 31,341 376
Rocky Brands, Inc. 10,425 240
Rover Group, Inc.(Æ) 18,379 83
Rush Enterprises, Inc. Class A 2,648 145
Ruth's Hospitality Group, Inc. 16,475 270
Scholastic Corp. 5,240 179
SeaWorld Entertainment, Inc.(Æ)(Ð) 3,147 193
Shoe Carnival, Inc. 4,203 108
Signet Jewelers, Ltd.(Û) 3,285 255
Solo Brands, Inc. Class A(Æ) 19,896 143
Sportradar Holding AG Class A(Æ) 5,089 59
Steven Madden, Ltd. 12,212 440
Stitch Fix, Inc. Class A(Æ)(Ñ) 17,758 91
Stride, Inc.(Æ) 5,324 209
Target Hospitality Corp. Class A(Æ) 3,107 41
Texas Roadhouse, Inc. Class A 10,483 1,133
Tilly's, Inc. Class A(Æ) 2,966 23
Toll Brothers, Inc.(Û) 3,080 185
Tri Pointe Homes, Inc.(Æ) 8,630 218
TripAdvisor, Inc.(Æ)(Û) 10,249 204
Under Armour, Inc. Class A(Æ)(Ð)(Û) 15,303 145
Universal Electronics, Inc.(Æ) 9,063 92

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Technical Institute, Inc.(Æ) 2,427 18
Urban Outfitters, Inc.(Æ) 4,289 119
Vera Bradley, Inc.(Æ) 528 3
Visteon Corp.(Æ)(Ð)(Û) 1,164 183
Wabash National Corp. 3,605 89
Wingstop, Inc. 1,782 327
Wolverine World Wide, Inc. 4,600 78
Xponential Fitness, Inc. Class A(Æ) 12,637 384
Zillow Group, Inc. Class A(Æ)(Û) 3,342 146
25,065
Consumer Staples - 4.3%
Alico, Inc. 5,315 129
Andersons, Inc. (The) 2,254 93
BellRing Brands, Inc.(Æ) 2,263 77
Calavo Growers, Inc. 10,147 292
Cal-Maine Foods, Inc. 2,104 128
Celsius Holdings, Inc.(Æ) 5,575 518
Coca-Cola Bottling Co. 168 90
Dole PLC(Ñ) 7,173 84
elf Beauty, Inc.(Æ) 28,724 2,365
Energizer Holdings, Inc. - GDR 10,122 429
Grocery Outlet Holding Corp.(Æ) 21,365 604
Healthcare Services Group, Inc. 45,041 625
Herbalife Nutrition, Ltd.(Æ)(Û) 9,645 155
Ingredion, Inc. 1,405 143
J&J Snack Foods Corp. 3,615 536
John B Sanfilippo & Son, Inc. 752 73
MGP Ingredients, Inc. 579 56
Nathan's Famous, Inc. 2,042 154
Natural Grocers by Vitamin Cottage, Inc. 10,562 124
Nomad Foods, Ltd.(Æ) 8,832 166
Post Holdings, Inc.(Æ)(Û) 471 42
Primo Water Corp.(Û) 8,487 130
Quanex Building Products Corp. 17,118 369
Sovos Brands, Inc.(Æ) 58,021 968
Sprouts Farmers Market, Inc.(Æ) 4,770 167
SunOpta, Inc.(Æ) 5,520 43
Turning Point Brands, Inc. 844 18
USANA Health Sciences, Inc.(Æ) 698 44
Vita Coco Co., Inc. (The)(Æ) 10,041 197
Vital Farms, Inc.(Æ) 3,261 50
Weis Markets, Inc. 1,092 92
8,961
Energy - 3.2%
Arch Resources, Inc. 1,963 258
Aris Water Solution, Inc. Class A 87,024 678
ChampionX Corp. 16,094 437
CVR Energy, Inc.(Û) 2,553 84
Delek US Holdings, Inc.(Û) 33,386 766
Dril-Quip, Inc.(Æ) 7,222 207
Enviva, Inc. 898 26
Euro Manganese, Inc.(Æ) 253,943 38
Golar LNG, Ltd.(Æ) 6,092 132
Green Plains, Inc.(Æ) 4,911 152
Helmerich & Payne, Inc. 3,075 110
Magnolia Oil & Gas Corp. 7,881 172
Matador Resources Co. 7,675 366
Matrix Service Co.(Æ) 8,553 46
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Murphy Oil Corp. 4,662 172
Natural Gas Services Group, Inc.(Æ) 13,253 137
NexTier Oilfield Solutions, Inc.(Æ) 18,922 150
NOW, Inc.(Æ) 12,212 136
Par Pacific Holdings, Inc.(Æ) 5,283 154
Patterson-UTI Energy, Inc. 39,733 465
PBF Energy, Inc. Class A(Û) 7,714 334
ProFrac Holding Corp. Class A(Æ) 1,719 22
ProPetro Holding Corp.(Æ) 4,875 35
REX American Resources Corp.(Æ) 3,593 103
Select Energy Services, Inc. Class A 5,749 40
SM Energy Co. 12,079 340
Solaris Oilfield Infrastructure, Inc. Class A 52,216 446
Talon Metals Corp.(Æ) 375,500 100
Valaris Ltd.(Æ) 473 31
Warrior Met Coal, Inc. 13,308 489
World Fuel Services Corp. 3,320 85
6,711
Financial Services - 19.2%
1st Source Corp. 2,654 115
Agree Realty Corp.(ö) 9,896 679
Air Lease Corp. Class A 10,028 395
Alpine Income Property Trust, Inc.(ö) 25,123 423
Ambac Financial Group, Inc.(Æ) 3,000 46
American Equity Investment Life Holding
Co. 7,416 271
Ameris Bancorp 6,096 223
Apple Hospitality REIT, Inc.(ö) 13,702 213
AssetMark Financial Holdings, Inc.(Æ) 1,834 58
Atlantic Union Bankshares Corp. 4,010 141
Axis Capital Holdings, Ltd. 7,414 404
Banc of California, Inc. 34,467 432
Bank of Marin Bancorp 5,462 120
Bank of NT Butterfield & Son, Ltd. (The) 3,734 101
Banner Corp. 2,542 138
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 6,097 109
Blucora, Inc.(Æ)(Ñ) 10,122 266
Brighthouse Financial, Inc.(Æ) 4,581 202
Brixmor Property Group, Inc.(ö) 12,407 267
Broadstone Net Lease, Inc.(ö) 12,910 220
Business First Bancshares, Inc. 26,447 453
Byline Bancorp, Inc. 11,011 238
Cadence Bank 23,972 498
Cambridge Bancorp 2,036 132
Camden Property Trust(ö)(Û) 307 32
Capital Bancorp, Inc. 10,341 172
Capital City Bank Group, Inc. 8,376 245
Capitol Federal Financial, Inc. 22,774 153
Capstar Financial Holdings, Inc. 7,561 115
Cathay General Bancorp 3,692 127
Chatham Lodging Trust(ö) 2,666 28
City Holding Co. 1,143 104
Civista Bancshares, Inc. 16,287 275
CNO Financial Group, Inc. 10,500 233
Coastal Financial Corp.(Æ) 520 19
Cohen & Steers, Inc. 4,197 268
Columbia Banking System, Inc. 14,227 305
Comerica, Inc.(Û) 7,708 335

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Community Bank System, Inc. 2,166 114
Community Healthcare Trust, Inc.(ö) 15,271 559
Compass, Inc. Class A(Æ) 15,465 50
Corebridge Financial, Inc(Ð) 1,213 19
Cousins Properties, Inc.(ö) 12,140 260
CTO Realty Growth, Inc.(Ñ)(ö) 26,294 454
Customers Bancorp, Inc.(Æ)(Ð) 3,433 64
DiamondRock Hospitality Co.(Ð)(ö) 8,896 72
Donegal Group, Inc. Class A 6,005 92
Douglas Elliman, Inc. 2,881 9
Dun & Bradstreet Holdings, Inc.(Û) 8,850 104
Easterly Government Properties, Inc.(ö) 49,247 677
Emerald Holding, Inc.(Æ) 10,353 39
Encore Capital Group, Inc.(Æ) 4,842 244
Enova International, Inc.(Æ)(Ð) 2,174 97
Enterprise Financial Services Corp. 3,423 153
Equity Commonwealth(ö) 13,884 288
Esquire Financial Holdings, Inc. 3,014 118
Essent Group, Ltd. 10,118 405
Essential Properties Realty Trust, Inc.(ö) 3,539 88
Evercore, Inc. Class A 2,756 318
Everest Re Group, Ltd. 437 156
EZCORP, Inc. Class A(Æ) 39,277 338
Federal Agricultural Mortgage Corp. Class
C 639 85
Federated Hermes, Inc. Class B 3,494 140
First American Financial Corp. 7,419 413
First BanCorp 19,056 218
First Commonwealth Financial Corp. 14,964 186
First Financial Bankshares, Inc. 4,308 137
First Financial Corp. 3,740 140
First Foundation, Inc. 11,662 87
First Interstate BancSystem, Inc. Class A 13,429 401
First Merchants Corp. 8,707 287
First Mid Bancshares, Inc. 6,838 186
Five Star Bancorp 1,703 36
Four Corners Property Trust, Inc.(ö) 7,951 214
Fulton Financial Corp. 8,703 120
GCM Grosvenor, Inc. Class A 1,000 8
GEO Group, Inc. (The)(Æ)(Ñ) 11,325 89
German American Bancorp, Inc. 7,024 234
Getty Realty Corp.(ö) 5,887 212
Glacier Bancorp, Inc. 9,762 410
Guaranty Bancshares, Inc. 7,327 204
Hamilton Lane, Inc. Class A 1,225 91
Hancock Holding Co. 4,658 170
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 10,159 291
Hanover Insurance Group, Inc. (The) 734 94
HarborOne Bancorp, Inc. 16,052 196
HCI Group, Inc.(Ð) 842 45
Heritage Commerce Corp. 14,386 120
Heritage Financial Corp. 12,642 271
Hersha Hospitality Trust Class A(ö) 2,572 17
Highwoods Properties, Inc.(Ð)(ö) 3,244 75
Hilltop Holdings, Inc. 3,725 111
Home Bancorp, Inc. 2,291 76
Home BancShares, Inc. 25,867 562
HomeStreet, Inc. 10,656 192
HomeTrust Bancshares, Inc. 114 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Horace Mann Educators Corp. 11,744 393
Houlihan Lokey, Inc. Class A 1,428 125
Independent Bank Corp. 3,828 166
Innovative Industrial Properties, Inc.(ö) 1,326 101
Interactive Brokers Group, Inc. Class A(Û) 657 54
International Bancshares Corp. 2,742 117
International Money Express, Inc.(Æ) 22,885 590
Investar Holding Corp. 9,943 139
Investors Title Co. 310 47
Jackson Financial, Inc. Class A 10,752 402
James River Group Holdings, Ltd. 9,230 191
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kemper Corp. 5,825 318
Kinsale Capital Group, Inc. 887 266
Legalzoom.com, Inc.(Æ) 14,237 134
LendingClub Corp.(Æ) 3,226 23
LendingTree, Inc.(Æ)(Ð) 1,953 52
Lincoln National Corp. 10,746 241
Live Oak Bancshares, Inc. 3,951 96
LiveRamp Holdings, Inc.(Æ) 4,825 106
LPL Financial Holdings, Inc.(Û) 1,855 375
Marcus & Millichap, Inc. 1,537 49
Medifast, Inc.(Û) 1,409 146
Merchants Bancorp 4,640 121
Mercury General Corp. 2,659 84
Meta Financial Group, Inc. 2,391 99
Metropolitan Bank Holding Corp.(Æ) 11,621 394
Moelis & Co. Class A 3,034 117
Mr. Cooper Group, Inc.(Æ) 2,876 118
MVB Financial Corp. 3,423 71
National Bank Holdings Corp. Class A 19,183 642
Navient Corp. 11,442 183
NETSTREIT Corp.(ö) 42,902 784
Newmark Group, Inc. Class A 17,010 120
NMI Holdings, Inc. Class A(Æ) 15,560 347
Northeast Bank 5,193 175
Northrim BanCorp, Inc. 164 8
OFG Bancorp 2,097 52
Old National Bancorp 19,963 288
Old Second Bancorp, Inc. 22,169 312
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 18,676 303
Palomar Holdings, Inc.(Æ)(Ð) 1,000 55
Park Hotels & Resorts, Inc.(ö) 14,950 185
Peapack-Gladstone Financial Corp. 185 5
Perella Weinberg Partners 38,697 352
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,093 8
PJT Partners, Inc. Class A 1,131 82
Plymouth Industrial REIT, Inc.(ö) 16,474 346
Popular, Inc. 7,216 414
PRA Group, Inc.(Æ) 4,629 180
Preferred Bank 1,599 88
Premier Financial Corp. 15,445 320
ProAssurance Corp. 3,040 56
QCR Holdings, Inc. 544 24
Radian Group, Inc. 7,249 160
Red River Bancshares, Inc. 500 24
Redfin Corp.(Æ) 11,048 100
Regional Management Corp. 626 16

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Reinsurance Group of America, Inc. Class
A(Û) 3,041 404
RenaissanceRe Holdings, Ltd. 2,386 478
Renasant Corp. 3,427 105
Riverview Bancorp, Inc. 19,391 104
RLI Corp. 1,076 143
RLJ Lodging Trust(ö) 9,919 105
RMR Group, Inc. (The) Class A 4,229 111
Ryan Specialty Group Holdings, Inc. Class
A(Æ)(Û) 6,290 253
Ryman Hospitality Properties, Inc.(ö)(Û) 3,584 322
Safety Insurance Group, Inc. 1,272 95
Sandy Spring Bancorp, Inc. 15,491 402
Seacoast Banking Corp. of Florida 6,128 145
Selective Insurance Group, Inc. 2,007 191
Shift4 Payments, Inc. Class A(Æ) 2,906 220
Silvercrest Asset Management Group, Inc.
Class A 2,125 39
Simmons First National Corp. Class A 5,688 99
Skyward Specialty Insurance Group, Inc.
(Æ) 3,961 87
SLM Corp. 14,957 185
SmartFinancial, Inc. 931 22
SouthState Corp. 2,317 165
SP Plus Corp.(Æ) 3,982 137
Sprott, Inc. 1,544 56
STAG Industrial, Inc.(ö) 19,612 663
Stewart Information Services Corp. 14,361 579
StoneX Group, Inc.(Æ) 681 70
Summit Hotel Properties, Inc.(ö) 22,597 158
Sunstone Hotel Investors, Inc.(ö) 10,157 100
Synovus Financial Corp. 3,081 95
Terreno Realty Corp.(ö) 1,687 109
Territorial Bancorp, Inc. 7,771 150
Texas Capital Bancshares, Inc.(Æ) 6,248 306
Tiptree, Inc. Class A 20,956 305
Towne Bank 5,335 142
TPG, Inc. 1,887 55
TriCo Bancshares 2,318 96
Triumph Bancorp, Inc. 11,803 685
UMB Financial Corp. 1,785 103
UMH Properties, Inc.(ö) 24,812 367
United Bankshares, Inc. 4,217 148
United Community Banks, Inc. 4,494 126
United Fire Group, Inc.(Ð) 657 17
Universal Insurance Holdings, Inc. 2,914 53
Valley National Bancorp 32,556 301
Walker & Dunlop, Inc. 1,392 106
Washington Trust Bancorp, Inc. 2,371 82
Webster Financial Corp. 3,290 130
Westamerica BanCorp 4,889 217
Westwood Holdings Group, Inc. 23,589 264
William Penn Bancorp 17,836 202
World Acceptance Corp.(Æ) 523 44
Xenia Hotels & Resorts, Inc.(ö) 6,304 83
Zions Bancorp NA(Û) 9,159 274
40,056
Health Care - 16.3%
2seventy bio, Inc.(Æ) 4,068 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Acadia Pharmaceuticals, Inc.(Æ) 10,791 203
Accolade, Inc.(Æ)(Ð) 4,000 58
Accuray, Inc.(Æ) 5,678 17
Adaptive Biotechnologies Corp.(Æ)(Ð) 6,600 58
Adicet Bio, Inc.(Æ) 7,356 42
Agios Pharmaceuticals, Inc.(Æ) 2,240 51
Akebia Therapeutics, Inc.(Æ) 12,274 7
Alector, Inc.(Æ) 6,700 41
Alignment Healthcare, Inc.(Æ)(Ð) 7,421 47
Alkermes PLC(Æ) 744 21
Allscripts Healthcare Solutions, Inc.(Æ) 23,365 305
Alphatec Holdings, Inc.(Æ) 24,217 378
Amedisys, Inc.(Æ) 3,789 279
Amneal Pharmaceuticals, Inc.(Æ) 9,449 13
Amphastar Pharmaceuticals, Inc.(Æ) 4,459 167
AnaptysBio, Inc.(Æ) 1,640 36
AngioDynamics, Inc.(Æ) 2,700 28
ANI Pharmaceuticals, Inc.(Æ) 11,486 456
Apellis Pharmaceuticals, Inc.(Æ) 8,100 534
Apollo Endosurgery, Inc.(Æ) 8,551 85
Arcellx, Inc.(Æ) 6,042 186
Arcus Biosciences, Inc.(Æ) 1,621 30
Argenx SE - ADR(Æ) 855 319
Arrowhead Pharmaceuticals, Inc.(Æ) 18,480 469
Arvinas, Inc.(Æ) 3,133 86
Ascendis Pharma A/S - ADR(Æ) 4,350 466
Avanos Medical, Inc.(Æ) 6,111 182
Avid Bioservices, Inc.(Æ) 72,696 1,364
Axogen, Inc.(Æ) 1,600 15
Beam Therapeutics, Inc.(Æ) 6,942 213
Berkeley Lights, Inc.(Æ)(Ð) 2,935 3
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 13,377 112
Biohaven, Ltd.(Æ) 1,961 27
BioLife Solutions, Inc.(Æ) 28,410 618
Bluebird Bio, Inc.(Æ) 11,130 35
Blueprint Medicines Corp.(Æ) 4,378 197
C4 Therapeutics, Inc.(Æ) 3,528 11
CareDx, Inc.(Æ)(Ð) 5,141 47
Catalyst Pharmaceuticals, Inc.(Æ) 8,055 134
Chemed Corp. 351 189
Chimerix, Inc.(Æ) 4,575 6
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Codexis, Inc.(Æ) 7,735 32
Coherus Biosciences, Inc.(Æ)(Ð) 7,182 49
Collegium Pharmaceutical, Inc.(Æ) 4,116 99
Computer Programs & Systems, Inc.(Æ) 5,411 163
CONMED Corp. 6,031 626
Consensus Cloud Solutions, Inc. Class
W(Æ)(Ð) 764 26
CorVel Corp.(Æ) 398 76
Cytokinetics, Inc.(Æ) 16,148 568
CytomX Therapeutics, Inc.(Æ) 4,574 7
DaVita HealthCare Partners, Inc.(Æ)(Û) 4,177 339
Deciphera Pharmaceuticals, Inc.(Æ) 5,444 84
Denali Therapeutics, Inc.(Æ) 7,282 168
Dyne Therapeutics, Inc.(Æ)(Ð) 1,530 18
Emergent BioSolutions, Inc.(Æ) 7,115 74
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 1,328 54
Encompass Health Corp. 3,490 189
Ensign Group, Inc. (The) 1,311 125

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EQRx, Inc.(Æ) 10,900 21
Erasca, Inc.(Æ)(Ð) 2,806 8
Esperion Therapeutics, Inc.(Æ)(Ð) 2,200 3
Exelixis, Inc.(Æ) 17,705 344
Fate Therapeutics, Inc.(Æ) 9,430 54
FibroGen, Inc.(Æ) 6,130 114
Fulgent Genetics, Inc.(Æ) 5,395 168
Ginkgo Bioworks Holdings, Inc.(Æ)(Ð) 25,500 34
GoodRx Holdings, Inc. Class A(Æ)(Ð) 6,634 41
Gritstone Oncology, Inc.(Æ) 6,847 19
Guardant Health, Inc.(Æ) 5,810 136
Haemonetics Corp.(Æ) 1,456 120
Halozyme Therapeutics, Inc.(Æ) 11,523 440
Harmony Biosciences Holdings, Inc.(Æ) 1,695 55
Health Catalyst, Inc.(Æ) 6,098 71
Hims & Hers Health, Inc.(Æ) 17,187 170
Homology Medicines, Inc.(Æ)(Ð) 3,112 3
Inari Medical, Inc.(Æ) 2,514 155
InfuSystem Holdings, Inc.(Æ) 54,545 423
Inhibrx, Inc.(Æ) 26,154 494
Innoviva, Inc.(Æ) 41,622 468
Inogen, Inc.(Æ) 7,318 91
Inspire Medical Systems, Inc.(Æ) 1,973 462
Integer Holdings Corp.(Æ) 1,698 132
Intellia Therapeutics, Inc.(Æ) 6,764 252
Intercept Pharmaceuticals, Inc.(Æ) 4,262 57
Iovance Biotherapeutics, Inc.(Æ) 9,457 58
iRadimed Corp. 21,765 856
iTeos Therapeutics, Inc.(Æ) 1,313 18
Joint Corp. (The)(Æ) 6,280 106
Karuna Therapeutics, Inc.(Æ) 343 62
Karyopharm Therapeutics, Inc.(Æ) 11,294 44
Keros Therapeutics, Inc.(Æ) 4,095 175
Kezar Life Sciences, Inc.(Æ) 11,883 37
Kiniksa Pharmaceuticals, Ltd. Class A(Æ) 3,152 34
Krystal Biotech, Inc.(Æ) 1,209 97
Kura Oncology, Inc.(Æ) 8,027 98
Kymera Therapeutics, Inc.(Æ) 2,206 65
Landec Corp.(Æ) 24,528 93
Lantheus Holdings, Inc.(Æ) 2,685 222
Legend Biotech Corp. - ADR(Æ) 5,174 249
LeMaitre Vascular, Inc. 29,734 1,530
Ligand Pharmaceuticals, Inc. Class B(Æ) 2,553 188
LivaNova PLC(Æ) 4,685 204
Lyell Immunopharma, Inc.(Æ) 6,300 15
MEDNAX, Inc.(Æ) 18,800 280
Medpace Holdings, Inc.(Æ) 3,503 659
MeiraGTx Holdings PLC(Æ) 9,141 47
Merit Medical Systems, Inc.(Æ) 1,685 125
Mirati Therapeutics, Inc.(Æ) 3,437 128
NanoString Technologies, Inc.(Æ)(Ð) 4,869 48
Natera, Inc.(Æ) 1,316 73
National HealthCare Corp. 2,678 156
National Research Corp. Class A 1,447 63
Nektar Therapeutics(Æ) 11,615 8
Neogen Corp.(Æ) 7,204 133
Neurocrine Biosciences, Inc.(Æ)(Û) 8,282 838
Nevro Corp.(Æ) 2,045 74
NGM Biopharmaceuticals, Inc.(Æ)(Ð) 3,110 13
Nurix Therapeutics, Inc.(Æ)(Ð) 3,773 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NuVasive, Inc.(Æ) 1,226 51
Oranogenesis Holdings, Inc.(Æ) 5,100 11
OraSure Technologies, Inc.(Æ) 6,883 42
Organon & Co.(Ð) 14,451 340
Orthofix Medical, Inc.(Æ) 10,384 174
Ovid Therapeutics, Inc.(Æ)(Ñ) 21,212 55
Owens & Minor, Inc.(Æ) 11,531 168
Pacira BioSciences, Inc.(Æ) 3,919 160
Paragon 28, Inc.(Æ) 10,314 176
Patterson Cos., Inc. 971 26
Pennant Group, Inc. (The)(Æ) 10,601 151
Penumbra, Inc.(Æ) 1,068 298
Perrigo Co. PLC 15,877 569
Personalis, Inc.(Æ) 2,788 8
PetIQ, Inc.(Æ) 10,220 117
Phreesia, Inc.(Æ) 4,322 140
Pliant Therapeutics, Inc.(Æ) 5,892 157
Prestige Brands Holdings, Inc.(Æ) 2,922 183
Privia Health Group, Inc.(Æ) 4,503 124
Progenics Pharmaceuticals, Inc.(Æ)(Š) 1,808 —
Prometheus Biosciences, Inc.(Æ) 4,608 495
Protagonist Therapeutics, Inc.(Æ) 3,798 87
PTC Therapeutics, Inc.(Æ) 12,337 598
Pulmonx Corp.(Æ)(Ð) 4,467 50
Quanterix Corp.(Æ) 2,000 23
Quipt Home Medical Corp.(Æ) 35,786 251
Radius Health, Inc.(Æ)(Š) 16,200 1
Recursion Pharmaceuticals, Inc. Class A(Æ) 7,622 51
REGENXBIO, Inc.(Æ) 4,326 82
Repligen Corp.(Æ) 2,983 502
Revance Therapeutics, Inc.(Æ) 2,218 71
Rigel Pharmaceuticals, Inc.(Æ) 17,900 24
Rocket Pharmaceuticals, Inc.(Æ) 42,676 731
RxSight, Inc.(Æ) 5,869 98
Sangamo BioSciences, Inc.(Æ) 10,300 18
Sarepta Therapeutics, Inc.(Æ)(Û) 2,364 326
Schrodinger, Inc.(Æ) 11,824 311
Science 37 Holdings, Inc.(Æ) 332,355 94
Select Medical Holdings Corp. 4,285 111
Selecta Biosciences, Inc.(Æ) 4,638 6
Semler Scientific, Inc.(Æ) 679 18
Sharecare, Inc.(Æ)(Ñ) 78,719 112
ShockWave Medical, Inc.(Æ) 944 205
Silverback Therapeutics, Inc.(Æ) 1,000 7
SpringWorks Therapeutics, Inc.(Æ) 6,300 162
STAAR Surgical Co.(Æ) 2,203 141
Supernus Pharmaceuticals, Inc.(Æ) 2,049 74
Surmodics, Inc.(Æ) 4,799 109
Sutro Biopharma, Inc.(Æ) 3,305 15
Syneos Health, Inc. Class A(Æ) 4,809 171
Tabula Rasa HealthCare, Inc.(Æ) 765 4
Tactile Systems Technology, Inc.(Æ) 8,638 142
Talkspace, Inc.(Æ) 128,934 90
Tandem Diabetes Care, Inc.(Æ)(Ð) 1,650 67
Tela Bio, Inc.(Æ) 4,102 44
Tenet Healthcare Corp.(Æ) 6,507 387
Theravance Biopharma, Inc.(Æ) 3,409 37
TransMedics Group, Inc.(Æ) 4,192 317
Travere Therapeutics, Inc.(Æ) 7,088 159
Treace Medical Concepts, Inc.(Æ) 16,573 417

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ultragenyx Pharmaceutical, Inc.(Æ) 6,432 258
United Therapeutics Corp.(Æ)(Û) 3,280 735
US Physical Therapy, Inc. 1,047 103
Utah Medical Products, Inc. 6,842 648
Vanda Pharmaceuticals, Inc.(Æ) 3,230 22
Ventyx Biosciences, Inc.(Æ) 5,054 169
Viad Corp.(Æ) 1,300 27
Viemed Healthcare, Inc.(Æ) 12,062 117
Viridian Therapeutics, Inc.(Æ) 5,865 149
Xencor, Inc.(Æ) 9,779 273
Xenon Pharmaceuticals, Inc.(Æ) 7,854 281
Y-mAbs Therapeutics, Inc.(Æ) 1,000 5
Zai Lab, Ltd. - ADR(Æ) 5,164 172
Zentalis Pharmaceuticals, Inc.(Æ) 6,325 109
Zinvie, Inc.(Æ) 2,248 16
34,090
Materials and Processing - 7.7%
AAON, Inc. 1,940 188
AdvanSix, Inc. 749 29
Allegheny Technologies, Inc.(Æ) 6,985 276
Alpha Metallurgical Resources, Inc. 203 32
American Vanguard Corp. 5,547 121
Apogee Enterprises, Inc. 1,728 75
Arizona Sonoran Copper Co., Inc.(Æ) 73,119 100
Avient Corp. 11,852 488
Axalta Coating Systems, Ltd.(Æ) 6,573 199
AZEK Co., Inc. (The)(Æ) 7,922 186
Balchem Corp. 1,852 234
Boise Cascade Co. 4,138 262
BrightView Holdings, Inc.(Æ) 12,454 70
Cabot Corp. 1,830 140
Capstone Copper Corp.(Æ) 25,565 115
Carpenter Technology Corp. 8,600 385
Chemours Co. (The) 1,600 48
Clearwater Paper Corp.(Æ) 893 30
Commercial Metals Co. 5,024 246
Compass Minerals International, Inc. 3,032 104
Constellium SE(Æ) 7,394 113
E3 Lithium, Ltd.(Æ) 43,035 86
Ecovyst, Inc.(Æ) 44,048 487
Element Solutions, Inc. 19,421 375
Enerpac Tool Group Corp. 2,716 69
ERO Copper Corp.(Æ) 3,468 61
Hecla Mining Co. 24,414 155
Horizonte Minerals PLC(Æ) 105,114 176
Huntsman Corp.(Û) 11,517 315
JELD-WEN Holding, Inc.(Æ)(Ð) 5,626 71
Kaiser Aluminum Corp. 14,883 1,111
Kronos Worldwide, Inc. 1,300 12
Livent Corp.(Æ) 3,176 69
Louisiana-Pacific Corp. 5,241 284
Matthews International Corp. Class A 4,573 165
MDU Resources Group, Inc. 7,402 226
MP Materials Corp.(Æ)(Ð) 3,056 86
MRC Global, Inc.(Æ) 13,133 128
Northwest Pipe Co.(Æ) 6,597 206
Nouveau Monde Graphite, Inc.(Æ)(Ñ) 20,709 106
NOVAGOLD Resources, Inc.(Æ) 15,200 95
O-I Glass, Inc.(Æ) 8,502 193
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oil-Dri Corp. of America 5,788 241
Olympic Steel, Inc. 3,629 189
Orion Engineered Carbons SA 4,681 122
Perimeter Solutions SA(Æ) 9,003 73
PGT Innovations, Inc.(Æ) 3,877 97
Piedmont Lithium, Inc.(Æ) 1,817 109
Quaker Chemical Corp. 966 191
Rayonier Advanced Materials, Inc.(Æ)(Ð) 3,700 23
Resideo Technologies, Inc.(Æ) 7,868 144
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 145
Royal Gold, Inc. 2,240 291
ScanSource, Inc.(Æ) 656 20
Schnitzer Steel Industries, Inc. Class A 15,756 490
Schweitzer-Mauduit International, Inc. 32,237 692
SiteOne Landscape Supply, Inc.(Æ) 2,718 372
SmartRent, Inc.(Æ)(Ñ) 33,526 85
Sonoco Products Co. 4,691 286
Stelco Holdings, Inc. 2,398 93
Summit Materials, Inc. Class A(Æ) 3,690 105
Sylvamo Corp. 2,348 109
Tecnoglass, Inc. 12,945 543
TimkenSteel Corp.(Æ) 13,243 243
Trinseo PLC 16,198 338
Tronox Holdings PLC Class A 43,910 631
UFP Industries, Inc. 1,800 143
UFP Technologies, Inc.(Æ) 9,634 1,251
Unifi, Inc.(Æ) 15,412 126
United States Lime & Minerals, Inc. 367 56
Univar Solutions, Inc. - ADR(Æ) 8,708 305
Universal Stainless & Alloy Products, Inc.
(Æ) 12,525 117
Valvoline, Inc. 7,962 278
Veritiv Corp. 1,092 148
Worthington Industries, Inc. 2,102 136
16,119
Producer Durables - 17.7%
Aaron's Co., Inc. (The) 2,700 26
ABM Industries, Inc. 3,762 169
Adient PLC(Æ)(Û) 5,129 210
AECOM 4,363 368
AGCO Corp. 2,898 392
Allied Motion Technologies, Inc. 17,266 667
Allison Transmission Holdings, Inc. Class A 3,277 148
Alta Equipment Group, Inc. 1,400 22
AMN Healthcare Services, Inc.(Æ) 1,284 107
Applied Industrial Technologies, Inc. 2,409 342
ArcBest Corp. 4,006 370
Arcosa, Inc. 4,670 295
Ardmore Shipping Corp. 17,998 268
Argan, Inc. 10,835 439
Arhaus, Inc.(Æ)(Ñ) 6,621 55
ASGN, Inc.(Æ) 1,771 146
Astec Industries, Inc. 2,030 84
Axon Enterprise, Inc.(Æ) 1,791 403
Badger Meter, Inc. 855 104
Barnes Group, Inc. 11,182 450
Barrett Business Services, Inc. 455 40
Bloom Energy Corp. Class A(Æ) 5,870 117

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bowlero Corp.(Æ) 5,387 91
Bowman Consulting Group, Ltd.(Æ) 5,300 152
Brady Corp. Class A 2,169 117
Brookfield Infrastructure Corp. Class A 2,558 118
BWX Technologies, Inc. 5,074 320
Casella Waste Systems, Inc. Class A(Æ) 8,234 681
CBIZ, Inc.(Æ) 3,061 151
CECO Environmental Corp.(Æ) 14,648 205
Chart Industries, Inc.(Æ) 1,187 149
Comfort Systems USA, Inc. 765 112
CompoSecure, Inc.(Æ) 20,042 148
Covenant Logistics Group, Inc. Class A 1,162 41
Cross Country Healthcare, Inc.(Æ) 10,661 238
Daseke, Inc.(Æ) 1,117 9
Deluxe Corp. 30,584 489
DHT Holdings, Inc. 22,921 248
Douglas Dynamics, Inc. 667 21
Dycom Industries, Inc.(Æ) 2,861 268
Eagle Bulk Shipping, Inc. 6,733 306
EMCOR Group, Inc. 1,145 186
Encore Wire Corp. 2,056 381
Energy Recovery, Inc.(Æ) 6,807 157
EnerSys 7,721 671
Ennis, Inc. 5,013 106
EVERTEC, Inc. 3,058 103
ExlService Holdings, Inc.(Æ) 1,809 293
Exponent, Inc. 1,296 129
Faro Technologies, Inc.(Æ) 1,154 28
Federal Signal Corp. 3,914 212
First Advantage Corp.(Æ) 7,645 107
Flowserve Corp. 21,992 748
Fluor Corp.(Æ) 11,950 369
Fox Factory Holding Corp.(Æ) 1,394 169
Franklin Electric Co., Inc. 1,402 132
Frontdoor, Inc.(Æ) 3,828 107
Frontier Group Holdings, Inc.(Æ) 6,346 62
Genco Shipping & Trading, Ltd. 8,775 137
Gentex Corp. 7,232 203
Green Dot Corp. Class A(Æ) 5,230 90
Hackett Group, Inc. (The) 1,294 24
HealthEquity, Inc.(Æ) 2,121 125
Heartland Express, Inc. 4,676 74
Heidrick & Struggles International, Inc. 870 26
Heritage-Crystal Clean, Inc.(Æ) 1,304 46
Hertz Global Holdings, Inc. Class W 2,417 275
Hillman Solutions Corp.(Æ) 11,731 99
HNI Corp. 3,675 102
Hub Group, Inc. Class A(Æ) 1,519 128
Hyster-Yale Materials Handling, Inc. 1,585 79
I3 Verticals, Inc. Class A(Æ) 43,989 1,079
ICF International, Inc. 2,195 241
indie Semiconductor, Inc. Class A(Æ)(Ñ) 30,209 319
Insperity, Inc.(Û) 1,968 239
Integrated Electrical Services, Inc.(Æ) 1,111 48
Itron, Inc.(Æ) 2,407 133
Kadant, Inc. 477 99
Kaman Corp. Class A 20,062 459
Kennametal, Inc. 9,909 273
Kforce, Inc. 959 61
Kimball International, Inc. Class B 19,007 236
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kirby Corp.(Æ) 2,186 152
Knight-Swift Transportation Holdings, Inc. 2,006 114
Korn Ferry 2,579 133
Lamb Weston Holdings, Inc.(Û) 1,646 172
Landstar System, Inc. 2,022 362
Lindsay Corp. 561 85
Luxfer Holdings PLC - ADR 21,046 356
Magnite, Inc.(Æ) 7,091 66
Manitowoc Co., Inc. (The)(Æ) 11,058 189
ManpowerGroup, Inc.(Û) 2,760 228
Marten Transport, Ltd. 3,951 83
Matson, Inc. 5,693 340
McGrath RentCorp 1,603 150
Mercury Systems, Inc.(Æ) 9,439 483
Mesa Laboratories, Inc. 5,629 984
Methode Electronics, Inc. 13,534 594
MillerKnoll, Inc. 24,528 502
Mirion Technologies, Inc.(Æ)(Ñ) 18,781 160
Mitek Systems, Inc.(Æ) 54,103 519
Mueller Industries, Inc. 2,069 152
Murphy USA, Inc.(Û) 1,598 412
MYR Group, Inc.(Æ) 1,176 148
National Instruments Corp. 4,727 248
Neo Performance Materials, Inc. 14,316 98
NV5 Global, Inc.(Æ) 451 47
Orion Group Holdings, Inc.(Æ) 45,723 118
Oshkosh Corp. 3,889 323
PAM Transportation Services, Inc.(Æ) 691 20
Park-Ohio Holdings Corp. 122 1
Paysafe, Ltd.(Æ) 1,759 30
Pitney Bowes, Inc. 7,171 28
Powell Industries, Inc. 352 15
Preformed Line Products Co. 447 57
Primoris Services Corp. 24,462 603
PROG Holdings, Inc.(Æ) 5,403 129
Proto Labs, Inc.(Æ) 7,079 235
Quotient Technology, Inc.(Æ) 3,916 13
Radiant Logistics, Inc.(Æ) 49,076 322
Ranpak Holdings Corp.(Æ) 23,478 123
Remitly Global, Inc.(Æ) 6,924 117
Repay Holdings Corp.(Æ) 79,019 519
Resources Connection, Inc. 6,657 114
Ryerson Holding Corp. 1,833 67
Saia, Inc.(Æ) 2,456 668
Schneider National, Inc. Class B(Û) 4,316 115
Scorpio Tankers, Inc. 6,622 373
Sight Sciences, Inc.(Æ) 20,470 179
Skyline Champion Corp.(Æ)(Û) 10,059 757
Smith & Wesson Brands, Inc. 31,640 389
Southwest Gas Holdings, Inc. 3,863 241
Spirit Airlines, Inc. 5,111 88
Star Bulk Carriers Corp.(Ñ) 7,139 151
Steelcase, Inc. Class A 3,848 32
Stericycle, Inc.(Æ) 718 31
Sterling Construction Co., Inc.(Æ) 7,348 278
Stoneridge, Inc.(Æ) 25,145 470
Sun Country Airlines Holdings, Inc.(Æ) 6,700 137
Teekay Tankers, Ltd. Class A(Æ) 10,014 430
Tennant Co. 8,919 611
Terex Corp. 2,875 139

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Textron, Inc. 4,835 342
Thermon Group Holdings, Inc.(Æ) 4,668 116
Titan International, Inc.(Æ) 3,554 37
Titan Machinery, Inc.(Æ) 2,744 84
TopBuild Corp.(Æ) 1,227 255
Travel + Leisure Co.(Ð) 2,787 109
TravelCenters of America LLC(Æ) 1,813 157
TreeHouse Foods, Inc.(Æ) 7,746 391
TriNet Group, Inc.(Æ)(Û) 4,325 349
Triton International, Ltd. 1,869 118
TrueBlue, Inc.(Æ) 2,077 37
Tutor Perini Corp.(Æ) 18,828 116
UniFirst Corp. 566 100
Vectrus, Inc.(Æ) 4,884 194
Vertiv Holdings Co. 15,977 229
Vicor Corp.(Æ) 1,905 89
Watts Water Technologies, Inc. Class A 797 134
Werner Enterprises, Inc. 2,525 115
WNS Holdings, Ltd. - ADR(Æ) 10,944 1,020
Xerox Holdings Corp. 26,851 414
XPO Logistics, Inc.(Æ) 4,523 144
36,891
Technology - 14.3%
8x8, Inc.(Æ)(Ð) 14,583 61
A10 Networks, Inc. 23,191 359
ACM Research, Inc. Class A(Æ) 5,068 59
ACV Auctions, Inc. Class A(Æ) 4,334 56
Adeia, Inc. 4,400 39
Agilysys, Inc.(Æ) 2,695 222
Akamai Technologies, Inc.(Æ) 1,800 23
Alight, Inc. Class A(Æ) 13,739 127
Allegro Microsystems, Inc.(Æ)(Ð)(Û) 2,013 97
Ambarella, Inc.(Æ) 5,165 400
American Software, Inc. Class A 75,051 946
Amkor Technology, Inc. 4,264 111
Appfolio, Inc. Class A(Æ) 1,942 242
Arlo Technologies, Inc.(Æ) 10,464 63
Asure Software, Inc.(Æ) 9,546 138
Augmedix, Inc.(Æ) 63,130 110
Avid Technology, Inc.(Æ) 2,319 74
Axcelis Technologies, Inc.(Æ) 2,973 396
Bandwidth, Inc. Class A(Æ) 2,151 33
Bel Fuse, Inc. Class B 8,478 319
Benchmark Electronics, Inc. 3,968 94
Blend Labs, Inc. Class A(Æ) 500 1
Box, Inc. Class A(Æ)(Û) 11,102 297
Brightcove, Inc.(Æ) 1,053 5
CalAmp Corp.(Æ) 2,535 9
Calix, Inc.(Æ) 3,558 191
Cambium Networks Corp.(Æ) 1,360 24
Cardlytics, Inc.(Æ) 1,500 5
Cars.com, Inc.(Æ) 10,527 203
Cerence, Inc.(Æ) 3,084 87
CI&T, Inc. Class A(Æ) 43,661 241
Ciena Corp.(Æ) 1,437 75
Cirrus Logic, Inc.(Æ)(Ð) 4,012 439
Cohu, Inc.(Æ) 3,990 153
CommScope Holding Co., Inc.(Æ) 26,786 171
CommVault Systems, Inc.(Æ) 2,013 114
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Couchbase, Inc.(Æ) 1,000 14
CS Disco, Inc.(Æ)(Ð) 1,900 13
CSG Systems International, Inc. 4,529 243
CTS Corp. 1,829 90
Dell Technologies, Inc. Class C(Û) 2,083 84
Diebold Nixdorf, Inc.(Æ)(Ð) 1,059 1
Diodes, Inc.(Æ) 3,213 298
Docebo, Inc.(Æ) 972 40
Domo, Inc. Class B(Æ) 2,711 38
DoubleVerify Holdings, Inc.(Æ) 10,881 328
Dropbox, Inc. Class A(Æ)(Û) 16,485 356
Endava PLC - ADR(Æ) 4,971 334
Enfusion, Inc. Class A(Æ) 2,107 22
EngageSmart, Inc.(Æ) 2,057 40
Enovis Corp. Class W(Æ) 3,728 199
ePlus, Inc.(Æ) 2,237 110
Everbridge, Inc.(Æ) 4,617 160
Extreme Networks, Inc.(Æ) 20,939 400
F5, Inc.(Æ)(Ð) 319 46
Five9, Inc.(Æ) 4,716 341
FormFactor, Inc.(Æ) 5,293 169
Genasys, Inc.(Æ) 59,828 176
Guidewire Software, Inc.(Æ) 2,437 200
Harmonic, Inc.(Æ) 24,974 364
HireRight Holdings Corp.(Æ) 1,000 11
IBEX Holdings, Ltd.(Æ) 6,292 154
IDT Corp. Class B(Æ) 3,897 133
Immersion Corp. 16,518 148
Impinj, Inc.(Æ) 2,333 316
Infinera Corp.(Æ)(Ð) 20,513 159
Informatica, Inc. Class A(Æ) 3,570 59
Insight Enterprises, Inc.(Æ) 840 120
Intapp, Inc.(Æ) 1,960 88
Ituran Location and Control, Ltd. 4,333 94
Jabil Circuit, Inc.(Û) 3,696 326
JFrog, Ltd.(Æ) 6,372 126
Kaltura, Inc.(Æ) 53,452 103
KBR, Inc. 6,361 350
Kulicke & Soffa Industries, Inc. 16,045 845
LivePerson, Inc.(Æ) 5,200 23
Lyft, Inc. Class A(Æ) 17,386 161
Maxar Technologies, Inc. 4,744 242
MaxLinear, Inc. Class A(Æ) 3,113 110
Model N, Inc.(Æ) 27,880 933
Momentive Global, Inc.(Æ) 38,009 354
NAPCO Security Technologies, Inc.(Æ) 36,439 1,369
NETGEAR, Inc.(Æ) 2,697 50
NetScout Systems, Inc.(Æ) 7,284 209
New Relic, Inc.(Æ) 3,959 298
nLight, Inc.(Æ) 44,998 458
Nutanix, Inc. Class A(Æ) 10,148 264
ON24, Inc.(Æ) 26,007 228
One Stop Systems, Inc.(Æ)(Ñ) 24,597 61
OneSpan, Inc.(Æ) 12,748 223
Ooma, Inc.(Æ) 18,025 225
Ouster, Inc.(Æ) 1,886 2
PDF Solutions, Inc.(Æ) 27,981 1,186
Pegasystems, Inc. 9,007 437
Perficient, Inc.(Æ) 1,664 120
Perion Network, Ltd.(Æ) 9,249 366

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PlayAGS, Inc.(Æ) 2,554 18
Playtika Holding Corp.(Æ)(Û) 5,446 61
Power Integrations, Inc. 1,764 149
Progress Software Corp. 1,588 91
Q2 Holdings, Inc.(Æ) 2,054 51
Qualys, Inc.(Æ) 7,699 1,001
Quantum Corp.(Æ) 1,901 2
Rackspace Technology, Inc.(Æ) 4,700 9
RADCOM, Ltd.(Æ) 10,957 110
Rambus, Inc.(Æ) 6,877 353
Rapid7, Inc.(Æ)(Ð) 3,926 180
Ribbon Communications, Inc.(Æ)(Ð) 6,982 24
Richardson Electronics, Ltd. 5,918 132
Sanmina Corp.(Æ) 2,005 122
Sapiens International Corp. NV(Æ) 2,165 47
SecureWorks Corp. Class A(Æ) 1,434 12
Semtech Corp.(Æ)(Ð) 3,310 80
ShotSpotter, Inc.(Æ) 5,905 232
Shutterstock, Inc. 1,626 118
Silicon Laboratories, Inc.(Æ) 2,489 436
Simulations Plus, Inc. 25,076 1,102
SiTime Corp.(Æ) 633 90
SkyWater Technology, Inc.(Æ) 1,971 22
SMART Global Holdings, Inc.(Æ) 16,556 285
Smartsheet, Inc. Class A(Æ) 11,274 539
SolarWinds Corp.(Æ) 2,671 23
Sonos, Inc.(Æ) 11,091 218
Sprout Social, Inc. Class A(Æ) 2,850 174
SPS Commerce, Inc.(Æ) 1,387 211
Symbotic, Inc.(Æ)(Ñ) 2,362 54
Synaptics, Inc.(Æ) 1,460 162
Telos Corp.(Æ) 3,651 9
Tenable Holdings, Inc.(Æ) 5,841 278
TrueCar, Inc.(Æ) 34,840 80
TTM Technologies, Inc.(Æ) 8,022 108
Twilio, Inc. Class A(Æ)(Ð) 325 22
Unisys Corp.(Æ) 4,215 16
Upland Software, Inc.(Æ) 1,000 4
Varonis Systems, Inc.(Æ) 15,556 405
Viavi Solutions, Inc. Class W(Æ)(Û) 23,108 250
Vimeo, Inc.(Æ) 55,229 212
Vishay Intertechnology, Inc. 5,733 130
VTEX Class A(Æ) 47,422 182
Western Digital Corp.(Æ)(Û) 849 32
Wix.com, Ltd.(Æ) 2,841 284
Workiva, Inc.(Æ) 8,732 894
Yelp, Inc. Class A(Æ)(Û) 5,750 177
Zeta Global Holdings Corp. Class A(Æ) 27,693 300
29,892
Utilities - 4.4%
Allete, Inc. 10,196 656
Allot, Ltd.(Æ) 19,053 51
Altus Power, Inc.(Æ)(Ð) 3,415 19
APA Corp.(Û) 1,425 51
Avista Corp. 4,974 211
Black Hills Corp. 1,239 78
California Resources Corp. 4,197 162
CNX Resources Corp.(Æ) 8,200 131
Cogent Communications Holdings, Inc. 1,722 110
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Denbury, Inc.(Æ) 1,769 155
Earthstone Energy, Inc. Class A(Æ)(Ñ) 56,929 741
Evolution Petroleum Corp. 113,370 715
Excelerate Energy, Inc. Class A 23,425 519
Gulfport Energy Corp.(Æ) 2,105 168
Iridium Communications, Inc. 4,436 275
Kosmos Energy, Ltd.(Æ) 9,164 68
Mammoth Energy Services, Inc.(Æ) 11,983 51
New Jersey Resources Corp. 2,763 147
Northern Oil and Gas, Inc. 2,453 74
Northwest Natural Holding Co. 5,406 257
NorthWestern Corp. 3,665 212
NRG Energy, Inc. 10,652 365
Oasis Petroleum, Inc. 1,355 182
ONE Gas, Inc. 3,865 306
Permian Resources Corp. 68,333 718
Plains GP Holdings, LP Class A(Æ) 8,895 117
Portland General Electric Co. 4,569 223
RGC Resources, Inc. 13,070 303
Saturn Oil & Gas, Inc.(Æ) 55,812 104
SilverBow Resources, Inc.(Æ) 10,851 248
Spire, Inc. 1,732 122
Telephone & Data Systems, Inc. 9,589 101
Unitil Corp. 7,837 447
US Cellular Corp.(Æ) 7,631 158
Vistra Corp.(Û) 15,788 379
York Water Co. (The) 11,046 494
9,118
Total Common Stocks
(cost $197,072) 206,903
Short-Term Investments - 5.0%
U.S. Cash Management Fund(@) 10,334,025 (∞) 10,331
Total Short-Term Investments
(cost $10,331) 10,331
Other Securities - 1.4%
U.S. Cash Collateral Fund(@)(×) 2,978,917 (∞)
2,979
Total Other Securities
(cost $2,979) 2,979
Total Investments - 105.5%
(identified cost $210,382) 220,213
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.7)%
Advanced Energy Industries, Inc. (851) (83)
Akoustis Technologies, Inc.(Æ) (6,385) (20)
Altice USA, Inc. Class A(Æ) (20,130) (69)
America's Car-Mart, Inc.(Æ) (358) (28)
AMMO, Inc.(Æ) (3,516) (7)
Aspen Aerogels, Inc.(Æ) (3,549) (26)
Blade Air Mobility, Inc.(Æ) (1,700) (6)
Byrna Technologies, Inc.(Æ) (875) (7)
CarParts.com, Inc.(Æ) (5,676) (30)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Central Garden & Pet Co. Class A(Æ) (1,613) (63)
Churchill Downs, Inc. (683) (176)
Clear Channel Worldwide Holdings, Inc.(Æ) (24,965) (30)
Conn's, Inc.(Æ) (2,762) (17)
DISH Network Corp. Class A(Æ) (4,807) (45)
Dream Finders Homes, Inc. Class A(Æ) (1,941) (26)
Freshpet, Inc.(Æ) (2,406) (159)
GrowGeneration Corp.(Æ) (1,542) (5)
Joby Aviation, Inc.(Æ) (8,603) (37)
Leslie's, Inc.(Æ) (3,572) (39)
LGI Homes, Inc.(Æ) (609) (70)
Lindblad Expeditions Holdings, Inc.(Æ) (2,792) (27)
LL Flooring Holdings, Inc.(Æ) (4,195) (16)
Lordstown Motors Corp. Class A(Æ) (19,301) (13)
MicroVision, Inc.(Æ) (5,642) (15)
Nerdy, Inc.(Æ) (2,649) (11)
OneWater Marine, Inc. Class A(Æ) (933) (26)
RealReal, Inc. (The)(Æ) (12,216) (15)
Rocket Lab USA, Inc.(Æ) (7,228) (29)
Rocky Brands, Inc. (29) (1)
Skillsoft Corp.(Æ) (4,541) (9)
Topgolf Callaway Brands Corp.(Æ) (8,498) (184)
Virgin Galactic Holdings, Inc.(Æ) (1,409) (6)
XPEL, Inc.(Æ) (1,590) (108)
Ziff Davis, Inc.(Æ) (1,133) (88)
(1,491)
Consumer Staples - (0.2)%
22nd Century Group, Inc.(Æ) (12,847) (10)
Alico, Inc. (717) (17)
Beauty Health Co. (The)(Æ) (3,654) (46)
BellRing Brands, Inc.(Æ) (2,460) (84)
J&J Snack Foods Corp. (571) (85)
MGP Ingredients, Inc. (1,142) (110)
Utz Brands, Inc. (1,988) (33)
(385)
Energy - (0.2)%
Aemetis, Inc.(Æ) (1,159) (3)
Ameresco, Inc. Class A(Æ) (1,370) (67)
Cleanspark, Inc.(Æ) (4,383) (12)
Enviva, Inc. (145) (4)
FuelCell Energy, Inc.(Æ) (2,069) (6)
Gevo, Inc.(Æ) (8,767) (13)
GrafTech International, Ltd. (8,767) (43)
Southwestern Energy Co.(Æ) (18,505) (92)
Sunrun, Inc.(Æ) (2,311) (47)
Uranium Energy Corp.(Æ) (23,795) (69)
(356)
Financial Services - (0.6)%
Annaly Capital Management, Inc.(ö) (8,092) (155)
Applied Digital Corp.(Æ) (5,290) (12)
Ashford Hospitality Trust, Inc.(Æ) (3,979) (13)
Carlyle Group, LP (4,894) (152)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chimera Investment Corp.(ö) (2,681) (15)
Diversified Healthcare Trust (18,409) (25)
Franchise Group, Inc. (3,387) (92)
Franklin BSP Realty Trust, Inc.(ö) (2,315) (28)
Healthcare Realty Holdings, LP(ö) (7,715) (149)
Hippo Holdings, Inc.(Æ) (560) (9)
Industrial Logistics Properties Trust(ö) (8,188) (25)
Kite Realty Group Trust(ö) (6,387) (134)
New York Mortgage Trust, Inc.(ö) (4,970) (49)
Oportun Financial Corp.(Æ) (2,363) (9)
Orchid Island Capital, Inc.(ö) (4,487) (48)
Potlatch Corp.(ö) (2,942) (146)
Spire Global, Inc.(Æ) (2,098) (1)
Webster Financial Corp. (3,415) (135)
WW International, Inc.(Æ) (5,000) (20)
(1,217)
Health Care - (1.0)%
AdaptHealth Corp.(Æ) (6,040) (75)
Agenus, Inc.(Æ) (20,354) (31)
Akero Therapeutics, Inc.(Æ) (190) (7)
Anavex Life Sciences Corp.(Æ) (2,236) (19)
Apellis Pharmaceuticals, Inc.(Æ) (2,389) (158)
Apollo Medical Holdings, Inc.(Æ) (724) (26)
Atossa Therapeutics, Inc.(Æ) (10,029) (7)
Avidity Biosciences, Inc.(Æ) (2,308) (35)
Azenta, Inc.(Æ) (1,676) (75)
BioLife Solutions, Inc.(Æ) (2,464) (54)
Bionano Genomics, Inc.(Æ) (19,481) (22)
ClearPoint Neuro, Inc.(Æ) (603) (5)
Collegium Pharmaceutical, Inc.(Æ) (1,035) (25)
Crinetics Pharmaceuticals, Inc.(Æ) (2,067) (33)
Cytokinetics, Inc.(Æ) (2,103) (74)
Day One Biopharmaceuticals, Inc.(Æ) (458) (6)
DICE Therapeutics, Inc.(Æ) (756) (22)
DocGo, Inc.(Æ) (2,663) (23)
Evolus, Inc.(Æ) (2,099) (18)
Exact Sciences Corp.(Æ) (1,192) (81)
ICU Medical, Inc.(Æ) (716) (118)
ImmunityBio, Inc.(Æ) (2,822) (5)
Inhibrx, Inc.(Æ) (1,019) (19)
Inotiv, Inc.(Æ) (1,607) (7)
Kronos Bio, Inc.(Æ) (1,000) (2)
MannKind Corp.(Æ) (8,734) (36)
Masimo Corp.(Æ) (853) (157)
Neogen Corp.(Æ) (8,894) (165)
Nkarta, Inc.(Æ) (3,380) (12)
Ocular Therapeutix, Inc.(Æ) (4,213) (22)
OrthoPediatrics Corp.(Æ) (617) (27)
Pacific Biosciences of California, Inc.(Æ) (1,351) (16)
Pliant Therapeutics, Inc.(Æ) (207) (6)
RadNet, Inc.(Æ) (476) (12)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Relmada Therapeutics, Inc.(Æ) (1,440) (3)
Repligen Corp.(Æ) (975) (164)
Revance Therapeutics, Inc.(Æ) (2,912) (94)
Scilex Holding Co.(Æ) (1,012) (8)
Seelos Therapeutics, Inc.(Æ) (5,074) (4)
Sharecare, Inc.(Æ) (9,641) (14)
SIGA Technologies, Inc. (3,036) (18)
Sotera Health Co.(Æ) (2,538) (45)
Syndax Pharmaceuticals, Inc.(Æ) (3,327) (70)
Tenaya Therapeutics, Inc.(Æ) (1,000) (3)
TransMedics Group, Inc.(Æ) (808) (61)
Vaxart, Inc.(Æ) (4,859) (4)
Vaxcyte, Inc.(Æ) (2,360) (88)
Ventyx Biosciences, Inc.(Æ) (406) (14)
Veracyte, Inc.(Æ) (6,608) (147)
Vericel Corp.(Æ) (1,919) (56)
Vicarious Surgical, Inc.(Æ) (3,200) (7)
(2,200)
Materials and Processing - (0.3)%
Cleveland-Cliffs, Inc.(Æ) (9,283) (170)
Lawson Products, Inc.(Æ) (477) (22)
Origin Materials, Inc.(Æ) (1,800) (8)
Pool Corp. (486) (166)
Quaker Chemical Corp. (440) (87)
Schweitzer-Mauduit International, Inc. (2,079) (44)
Scotts Miracle-Gro Co. (The) Class A (670) (47)
ThredUp, Inc. Class A(Æ) (5,788) (15)
(559)
Producer Durables - (0.5)%
908 Devices, Inc.(Æ) (218) (2)
Acacia Research Corp.(Æ) (200) (1)
Advantage Solutions, Inc.(Æ) (3,800) (6)
Aeva Technologies, Inc.(Æ) (11,100) (13)
Affirm Holdings, Inc.(Æ) (100) (1)
GATX Corp. (874) (96)
H&R Block, Inc. (4,666) (164)
Hydrofarm Holdings Group, Inc.(Æ) (7,361) (13)
indie Semiconductor, Inc. Class A(Æ) (4,121) (43)
LCI Industries (755) (83)
Magnite, Inc.(Æ) (3,836) (35)
Maximus, Inc. (1,787) (141)
Microvast Holdings, Inc.(Æ) (1,776) (2)
Moneylion, Inc.(Æ) (3,700) (2)
MultiPlan Corp.(Æ) (19,701) (21)
Paymentus Holdings, Inc. Class A(Æ) (1,921) (17)
PureCycle Technologies, Inc.(Æ) (6,815) (48)
RBC Bearings, Inc.(Æ) (580) (135)
Repay Holdings Corp.(Æ) (3,295) (22)
Sabre Corp.(Æ) (20,147) (86)
Vectrus, Inc.(Æ) (720) (28)
Whole Earth Brands, Inc.(Æ) (1,800) (5)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workhorse Group, Inc.(Æ) (8,232) (11)
Xometry, Inc. Class A(Æ) (1,851) (28)
Xos, Inc.(Æ) (1,400) (1)
(1,004)
Technology - (0.9)%
ACV Auctions, Inc. Class A(Æ) (3,951) (51)
Adtran Holdings, Inc. (2,358) (37)
Aehr Test Systems(Æ) (1,180) (37)
Altair Engineering, Inc. Class A(Æ) (2,210) (159)
ANGI Homeservices, Inc.(Æ) (5,800) (13)
Appian Corp. Class A(Æ) (207) (9)
AppLovin Corp. Class A(Æ) (10,707) (169)
Aspen Technology, Inc.(Æ) (776) (178)
Atomera, Inc.(Æ) (823) (5)
AXT, Inc.(Æ) (2,143) (8)
BlackSky Technology, Inc.(Æ) (3,073) (5)
Bumble, Inc. Class A(Æ) (5,500) (107)
Clearfield, Inc.(Æ) (1,189) (55)
Coherent Corp.(Æ) (4,394) (167)
Digi International, Inc.(Æ) (1,433) (48)
Digimarc Corp.(Æ) (1,518) (30)
Digital Turbine, Inc.(Æ) (2,154) (27)
E2open Parent Holdings, Inc.(Æ) (9,559) (56)
Frontier Communications Parent, Inc.(Æ) (6,423) (146)
Identiv, Inc.(Æ) (1,242) (8)
InterDigital, Inc. (995) (73)
NAPCO Security Technologies, Inc.(Æ) (1,135) (43)
Ondas Holdings, Inc.(Æ) (2,338) (2)
Opendoor Technologies, Inc.(Æ) (5,701) (10)
Ouster, Inc.(Æ) (9,348) (8)
PAR Technology Corp.(Æ) (2,330) (79)
Porch Group, Inc.(Æ) (11,879) (17)
SentinelOne, Inc. Class A(Æ) (3,656) (60)
ShotSpotter, Inc.(Æ) (376) (15)
Super Micro Computer, Inc.(Æ) (1,419) (151)
ViaSat, Inc.(Æ) (1,597) (54)
(1,827)
Utilities - (0.1)%
Civitas Resources, Inc. (2,439) (167)
Crescent Energy Co. Class A (740) (8)
Oasis Petroleum, Inc. (1,160) (156)
Tellurian, Inc.(Æ) (9,597) (12)
(343)
Total Securities Sold Short
(proceeds $10,436) (9,382)
Other Assets and Liabilities,
Net - (1.0)%
(2,185)
Net Assets - 100.0%
208,646

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 122 USD 11,062 06/23 283
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 283
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 25,065 $ — $ —
$ —
$ 25,065
Consumer Staples 8,961 — —
—
8,961
Energy 6,711 — —
—
6,711
Financial Services 40,056 — —
—
40,056
Health Care 34,078 — 12
—
34,090
Materials and Processing 16,109 — 10
—
16,119
Producer Durables 36,891 — —
—
36,891
Technology 29,892 — —
—
29,892
Utilities 9,118 — —
—
9,118
Short-Term Investments — — — 10,331 10,331
Other Securities — — — 2,979 2,979
Total Investments
206,881 — 22 13,310 220,213
Securities Sold Short
**
(9,382) — — — (9,382)
Other Financial Instruments
Assets
Futures Contracts 283 — — — 283
Total Other Financial Instruments
*
$ 283 $ — $ — $ — $ 283
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Small Cap Equity Fund
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March
31, 2023, if any, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.3%
Australia - 1.4%
Ampol , Ltd. 3,077 63
ASX, Ltd. - ADR 567 25
BHP Group, Ltd. - ADR 50,925 1,615
BlueScope Steel, Ltd. 1,987 27
Commonwealth Bank of Australia
- ADR 4,483 295
Dexus Property Group(ö) 3,048 16
Medibank Pvt , Ltd. 114,309 257
National Australia Bank, Ltd. - ADR 4,110 76
Rio Tinto PLC 18,443 1,250
Rio Tinto, Ltd. - ADR 1,934 156
South32, Ltd. Class B 230,190 683
Wesfarmers, Ltd. 3,132 106
Westpac Banking Corp. 5,956 86
Woodside Energy Group, Ltd. 6,442 145
4,800
Austria - 0.6%
ams AG(Æ) 20,386 159
Erste Group Bank AG 38,828 1,284
Mondi PLC 38,194 605
2,048
Belgium - 0.4%
Ageas SA 8,695 376
KBC Groep NV 597 41
Proximus SA 26,489 256
UCB SA 7,307 653
1,326
Brazil - 0.9%
Ambev SA(Æ) 391,473 1,107
Atacadao SA 59,401 145
Banco Bradesco SA - ADR 173,586 455
Banco do Brasil SA 36,500 281
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,784 257
Telefonica Brasil SA 48,119 367
Ultrapar Participacoes SA 83,200 229
Yara International ASA 2,286 99
2,940
Burkina Faso - 0.1%
Endeavour Mining PLC 10,514 253
Canada - 4.4%
Agnico Eagle Mines, Ltd. 16,721 852
Alimentation Couche-Tard, Inc. 2,589 130
ARC Resources, Ltd. 17,373 197
Aritzia , Inc.(Æ) 15,356 493
Bank of Montreal 1,498 133
Bank of Nova Scotia (The) 3,241 163
Barrick Gold Corp. 29,415 546
CAE, Inc.(Æ) 106,901 2,417
Cameco Corp. Class A 9,156 240
Canadian Imperial Bank of Commerce 2,428 103
Canadian National Railway Co. 15,713 1,854
Canadian Pacific Railway, Ltd. 1,090 84
CGI Group, Inc.(Æ) 1,155 112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dollarama , Inc. 9,417 563
Enbridge, Inc. 4,216 161
George Weston, Ltd. 711 94
Great-West Lifeco , Inc. 3,162 84
iA Financial Corp., Inc. 6,350 403
Kinross Gold Corp. 20,673 97
Loblaw Cos., Ltd. 984 90
Lundin Mining Corp. 18,491 126
Magna International, Inc. Class A 9,435 506
Metro, Inc. Class A 2,950 163
National Bank of Canada 834 60
Open Text Corp. 759 29
Royal Bank of Canada - GDR 16,250 1,554
Saputo, Inc. - ADR 1,942 50
Stantec , Inc. 12,507 731
Sun Life Financial, Inc. 23,230 1,085
TC Energy Corp. 4,779 186
TELUS Corp. 3,860 76
Thomson Reuters Corp. 371 48
Toronto-Dominion Bank (The) 22,311 1,336
14,766
China - 2.1%
Alibaba Group Holding, Ltd.(Æ) 89,214 1,135
Anta Sports Products, Ltd. 44,200 643
Baidu, Inc. Class A(Æ) 8,150 154
BOC Hong Kong Holdings, Ltd. 26,000 81
BYD Co., Ltd. Class H 24,000 705
Dongfeng Motor Group Co., Ltd. Class
H 552,000 260
Huazhu Group, Ltd. - ADR(Æ) 13,654 669
Meituan Class B(Æ)(Þ) 5,038 91
Tencent Holdings, Ltd. 54,684 2,672
Trip.com Group, Ltd. - ADR(Æ) 19,829 747
7,157
Denmark - 1.0%
Carlsberg A/S Class B 380 59
Chr Hansen Holding A/S 976 74
Coloplast A/S Class B 619 81
Danske Bank A/S(Æ) 33,561 675
Novo Nordisk A/S Class B 15,456 2,453
Novozymes A/S Class B 589 30
Tryg A/S 3,314 72
3,444
Finland - 1.4%
Elisa OYJ 8,413 507
Kone OYJ Class B 4,553 238
Neste OYJ 10,995 542
Nokia OYJ 402,642 1,980
Nordea Bank Abp 15,509 165
Orion OYJ Class B 3,235 145
Sampo OYJ Class A 16,873 796
UPM- Kymmene OYJ 1,432 48
Wartsila OYJ Abp Class B 39,377 372
4,793
France - 8.4%
Accor SA 61,260 1,993
Air Liquide SA Class A 1,142 191

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airbus Group SE 8,505 1,139
Amundi SA(Þ) 16,192 1,023
AXA SA 33,396 1,021
BNP Paribas SA 11,697 700
Bouygues SA - ADR 14,092 475
Bureau Veritas SA 26,780 770
Capgemini SE 3,938 733
Carrefour SA 28,630 579
Cie de Saint-Gobain SA 12,136 691
Danone SA 2,699 168
Dassault Aviation SA 4,934 977
Dassault Systemes SE 2,279 94
Edenred 1,731 102
Eiffage SA 915 99
Engie SA 58,644 927
EssilorLuxottica SA 558 101
Hermes International 86 174
Kering 1,191 777
La Francaise des Jeux SAEM(Þ) 3,816 159
Legrand SA - ADR 1,065 97
L'Oreal SA 3,800 1,700
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,322 3,961
Michelin (CGDE) 60,416 1,849
Orange SA - ADR 53,315 634
Pernod Ricard SA 483 110
Publicis Groupe SA - ADR 9,268 724
Remy Cointreau SA 591 108
Renault SA 10,253 419
Rexel SA Class H 85,949 2,055
Sartorius Stedim Biotech 4,006 1,231
SEB SA 673 77
Societe Generale SA 21,269 480
TotalEnergies SE 24,936 1,471
Vinci SA 2,108 242
28,051
Germany - 4.7%
Allianz SE 1,281 296
BASF SE 21,849 1,146
Bayer AG 10,482 668
Beiersdorf AG 941 123
Brenntag SE 2,346 176
CECONOMY AG(Æ) 28,820 78
Continental AG 4,685 350
Covestro AG(Þ) 40,342 1,669
Daimler Truck Holding AG 62,469 2,110
Deutsche Boerse AG 7,888 1,535
Deutsche Post AG 2,236 104
Deutsche Telekom AG 13,170 319
E.ON SE 11,249 140
Evonik Industries AG 12,911 271
Fresenius Medical Care AG & Co.
KGaA 26,628 1,129
Fresenius SE & Co. KGaA 21,228 572
Hannover Rueck SE 3,132 613
HeidelbergCement AG 9,839 718
Henkel AG & Co. KGaA 1,723 125
Infineon Technologies AG - ADR 20,673 845
LEG Immobilien SE 417 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mercedes-Benz Group AG 4,697 361
Merck KGaA 489 91
Muenchener Rueckversicherungs-
Gesellschaft AG 3,629 1,269
SAP SE - ADR 2,058 259
Siemens AG 2,711 439
Symrise AG 870 94
Vonovia SE 2,792 52
15,575
Hong Kong - 3.1%
AIA Group, Ltd. 254,339 2,672
CK Asset Holdings, Ltd. 91,049 552
CK Hutchison Holdings, Ltd. Class B 13,313 83
CK Infrastructure Holdings, Ltd. 7,500 41
CLP Holdings, Ltd. 57,000 412
Hang Seng Bank, Ltd. 45,500 645
HKT Trust & HKT, Ltd. 81,000 108
Hong Kong & China Gas Co., Ltd. 827,000 731
Hong Kong Exchanges & Clearing, Ltd. 14,900 661
Power Assets Holdings, Ltd. 82,000 439
Sino Land Co., Ltd. 56,000 76
Sun Hung Kai Properties, Ltd. 8,500 120
Swire Properties, Ltd. 100,200 259
Techtronic Industries Co., Ltd. 287,271 3,136
WH Group, Ltd.(Þ) 602,000 358
10,293
India - 1.1%
Canara Bank 81,179 282
Housing Development Finance Corp.,
Ltd. 79,633 2,551
Oil & Natural Gas Corp., Ltd. 84,004 155
Reliance Industries, Ltd. - GDR(Þ) 12,031 678
3,666
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 552,155 380
Ireland - 2.7%
AIB Group PLC 92,546 377
Bank of Ireland Group PLC 93,585 947
CRH PLC 2,291 116
Flutter Entertainment PLC(Æ) 5,970 1,086
Kerry Group PLC Class A 20,233 2,016
Linde PLC 10,068 3,573
Ryanair Holdings PLC - ADR(Æ) 7,727 729
8,844
Israel - 0.1%
Bank Hapoalim BM 10,568 88
Bank Leumi Le-Israel BM 12,839 97
Check Point Software Technologies,
Ltd.(Æ) 1,026 133
Israel Discount Bank, Ltd. Class A 18,095 89
Mizrahi Tefahot Bank, Ltd. 2,374 75
482
Italy - 2.1%
Assicurazioni Generali SpA 35,312 705
BPER Banca 125,260 310

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Davide Campari-Milano NV 56,397 688
Enel SpA 229,075 1,399
Eni SpA - ADR 65,724 921
FinecoBank Banca Fineco SpA 59,196 910
Moncler SpA 8,642 597
Recordati SpA 5,615 238
Snam Rete Gas SpA 18,790 100
Terna Rete Elettrica Nazionale SpA 4,731 39
UniCredit SpA 60,060 1,137
7,044
Japan - 16.7%
Ajinomoto Co., Inc. 2,700 94
Alfresa Holdings Corp. 15,500 199
Alps Alpine Co., Ltd. 19,100 184
Amada Holdings Co., Ltd. 26,300 247
Asahi Kasei Corp. 10,500 73
Astellas Pharma, Inc. 69,000 982
Bandai Namco Holdings, Inc. 25,200 543
Benesse Holdings, Inc. 3,100 45
Bridgestone Corp. 6,300 256
Brother Industries, Ltd. 8,600 130
Canon, Inc. 40,400 906
Dai-ichi Life Holdings, Inc. 27,250 501
Daiichi Sankyo Co., Ltd. 28,900 1,055
Daito Trust Construction Co., Ltd. 300 30
Daiwa House Industry Co., Ltd. 7,500 177
Daiwa House REIT Investment Corp.(ö) 26 53
Daiwa Securities Group, Inc. 29,000 136
DeNA Co., Ltd. 13,400 183
Denso Corp. 7,900 446
Disco Corp. 3,300 384
Eisai Co., Ltd. 11,040 628
FANUC Corp. 25,500 920
Fuji Media Holdings, Inc. 7,700 69
Fukuoka Financial Group, Inc. 22,800 439
Hakuhodo DY Holdings, Inc. 17,200 195
Hino Motors, Ltd.(Æ) 54,000 226
Honda Motor Co., Ltd. 45,771 1,218
Iida Group Holdings Co., Ltd. 24,200 395
Inpex Corp. 32,700 348
Isuzu Motors, Ltd. 101,400 1,214
ITOCHU Corp. 4,700 153
Japan Airlines Co., Ltd. 15,600 304
Japan Exchange Group, Inc. 29,000 442
Japan Post Bank Co., Ltd. Class A 4,600 38
Japan Post Holdings Co., Ltd. 21,400 174
Japan Real Estate Investment Corp.(ö) 13 52
Japan Tobacco, Inc. 48,100 1,015
JGC Holdings Corp. 21,700 269
Kajima Corp. 5,100 62
Kansai Electric Power Co., Inc. (The) 12,200 119
Kao Corp. 16,100 629
KDDI Corp. 35,400 1,093
Keyence Corp. 5,100 2,500
Kirin Holdings Co., Ltd. 31,200 494
Komatsu, Ltd. 66,300 1,645
Kyocera Corp. 17,900 934
Makita Corp. 17,068 425
McDonald's Holdings Co. Japan, Ltd. 4,100 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MEIJI Holdings Co., Ltd. 11,000 262
Minebea Co., Ltd. 31,200 596
Mitsubishi Electric Corp. 86,100 1,028
Mitsubishi Estate Co., Ltd. 38,100 455
Mitsubishi UFJ Financial Group, Inc. 133,800 858
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 25,600 132
Mizuho Financial Group, Inc. 7,800 111
MS&AD Insurance Group Holdings,
Inc. 27,700 860
Nidec Corp. 9,200 478
Nikon Corp. 23,100 237
Nintendo Co., Ltd. 20,200 783
Nippon Building Fund, Inc.(ö) 24 100
Nippon Prologis, Inc.(Æ)(ö) 19 40
Nippon Telegraph & Telephone Corp. 6,306 188
Nippon Television Holdings, Inc. 15,800 136
Nissan Chemical Industries, Ltd. 3,900 177
Nissan Motor Co., Ltd. 132,500 504
Nisshin Seifun Group, Inc. 3,900 46
Nissin Foods Holdings Co., Ltd. 1,100 100
Nitto Denko Corp. 5,800 375
Nomura Holdings, Inc. 38,800 150
Obayashi Corp. 11,200 86
Oji Holdings Corp. 8,000 32
Ono Pharmaceutical Co., Ltd. 21,091 440
ORIX Corp. 1,200 20
Otsuka Holdings Co., Ltd. 4,300 137
Resona Holdings, Inc. 265,200 1,282
SCSK Corp. 7,900 115
Secom Co., Ltd. 2,600 160
Sekisui Chemical Co., Ltd. 25,200 357
Sekisui House, Ltd. 10,900 222
Seven & i Holdings Co., Ltd. 2,100 95
SG Holdings Co., Ltd. 6,200 92
Shimizu Corp. 19,500 110
Shin-Etsu Chemical Co., Ltd. 147,675 4,790
Shiseido Co., Ltd. 43,700 2,051
SMC Corp. 1,100 583
SoftBank Group Corp. 8,700 100
Sony Group Corp. 8,510 774
Stanley Electric Co., Ltd. 15,739 350
Subaru Corp. 115,844 1,854
Sumitomo Electric Industries, Ltd. 41,400 532
Sumitomo Heavy Industries, Ltd. 11,800 289
Sumitomo Mitsui Financial Group, Inc. 11,500 461
Sumitomo Mitsui Trust Holdings, Inc. 18,100 620
Sumitomo Rubber Industries, Ltd. 18,000 163
Suntory Beverage & Food, Ltd. 2,100 78
T&D Holdings, Inc. 75,000 932
Taiheiyo Cement Corp. 11,700 220
Taisei Corp. 4,100 127
Takeda Pharmaceutical Co., Ltd. 39,500 1,297
Terumo Corp. 3,200 86
THK Co., Ltd. 15,600 361
Tokio Marine Holdings, Inc. 43,000 829
Tokyo Electron, Ltd. 23,010 2,813
Tokyo Gas Co., Ltd. 9,600 181
Toray Industries, Inc. 112,200 641
Tosoh Corp. 13,100 178

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toyota Industries Corp. 2,000 111
Toyota Motor Corp. 23,400 333
Tsuruha Holdings, Inc. 4,400 294
USS Co., Ltd. 8,100 140
Yakult Honsha Co., Ltd. 1,300 94
Yamaha Motor Co., Ltd. 20,200 529
Yamato Holdings Co., Ltd. 28,594 490
55,860
Jersey - 0.2%
Glencore PLC 111,632 642
Luxembourg - 0.9%
ArcelorMittal SA 37,695 1,143
Eurofins Scientific SE 22,155 1,486
RTL Group SA 5,556 274
2,903
Macao - 0.4%
Galaxy Entertainment Group, Ltd.(Æ) 177,869 1,182
Malaysia - 0.1%
CIMB Group Holdings BHD 229,417 276
Mexico - 0.5%
Fresnillo PLC 17,684 163
Grupo Televisa SAB - ADR 295,179 1,561
1,724
Netherlands - 5.5%
ABN AMRO Bank NV(Þ) 39,261 624
Adyen NV(Æ)(Þ) 444 704
Akzo Nobel NV 1,051 82
ASML Holding NV 1,867 1,275
Euronext NV(Þ) 1,693 130
Ferrari NV 3,339 904
Heineken Holding NV 1,074 99
Heineken NV 32,540 3,503
ING Groep NV 167,636 1,994
Koninklijke Ahold Delhaize NV 6,180 211
Koninklijke Philips NV 91,009 1,661
NN Group NV 2,396 87
Randstad NV(Ñ) 33,308 1,977
Shell PLC 139,456 4,000
Universal Music Group NV 32,423 820
VEON Ltd.(Æ) 5,377 95
Wolters Kluwer NV 1,240 156
18,322
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd. 51,245 856
Spark New Zealand, Ltd. 67,788 215
1,071
Norway - 0.4%
DNB Bank ASA 6,002 108
Kongsberg Gruppen ASA 4,782 193
Mowi ASA 21,249 393
Norsk Hydro ASA 13,400 100
Orkla ASA 43,997 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telenor ASA 11,896 140
1,247
Portugal - 0.2%
Energias de Portugal SA 7,648 42
Jeronimo Martins SGPS SA 22,246 522
564
Russia - 0.0%
Gazprom PJSC(Š) 114,398 —
Lukoil PJSC(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC(Š) 88,440 —
—
Singapore - 0.8%
DBS Group Holdings, Ltd. 17,256 429
Jardine Cycle & Carriage, Ltd. 4,400 104
Oversea-Chinese Banking Corp., Ltd. 83,792 781
Singapore Exchange, Ltd. 7,900 56
Singapore Technologies Engineering,
Ltd. 29,300 81
Singapore Telecommunications, Ltd. 500,600 928
United Overseas Bank, Ltd. 4,700 106
Venture Corp., Ltd. 6,800 91
2,576
South Africa - 0.5%
Anglo American PLC 39,395 1,304
MTN Group, Ltd. 12,114 87
Old Mutual, Ltd. 282,458 187
1,578
South Korea - 1.4%
Coway Co., Ltd. 6,160 249
Hankook Tire & Technology Co., Ltd. 8,269 222
Hyundai Mobis Co., Ltd. 2,421 404
KB Financial Group, Inc. 16,654 612
KT Corp. - ADR(Ñ) 37,334 423
LG Energy Solution, Ltd.(Æ) 1,455 658
Samsung Electronics Co., Ltd. 22,982 1,140
Shinhan Financial Group Co., Ltd. 36,279 988
4,696
Spain - 1.8%
Amadeus IT Group SA Class A(Æ) 21,738 1,456
CaixaBank SA 287,477 1,119
Cellnex Telecom SA(Þ) 26,734 1,041
Enagas SA 6,702 129
Endesa SA - ADR 2,131 46
Iberdrola SA 19,140 239
Industria de Diseno Textil SA 56,698 1,904
Red Electrica Corp. SA 7,686 135
Telefonica SA - ADR 17,601 76
6,145
Sweden - 1.6%
Assa Abloy AB Class B 37,797 907
Atlas Copco AB 4,328 55
Boliden AB 14,255 561
Essity Aktiebolag Class B 2,901 83

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hexagon AB 121,202 1,395
Investor AB Class B 5,909 118
Kinnevik AB Class B(Æ) 2,854 43
Sandvik AB 30,594 650
Securitas AB Class B 9,746 87
Skandinaviska Enskilda Banken AB
Class A 10,055 111
Skanska AB Class B 4,372 67
SKF AB Class B(Ñ) 32,871 648
Svenska Handelsbanken AB Class A 12,929 112
Swedbank AB Class A 4,857 79
Telefonaktiebolaget LM Ericsson Class
B 71,990 423
5,339
Switzerland - 6.5%
ABB, Ltd. 35,094 1,204
Adecco Group AG 16,270 592
Alcon, Inc. 9,917 704
Baloise Holding AG 608 95
Barry Callebaut AG 32 68
Chocoladefabriken Lindt & Spruengli
AG 6 71
Cie Financiere Richemont SA Class A 5,585 895
EMS- Chemie Holding AG 340 281
Geberit AG 2,047 1,145
Givaudan SA 37 120
Julius Baer Group, Ltd. 25,058 1,716
Kuehne & Nagel International AG 3,225 963
Lonza Group AG 1,470 884
Novartis AG 33,757 3,099
Partners Group Holding AG 1,374 1,295
Schindler Holding AG 827 180
SGS SA 322 708
Sika AG 257 72
Swatch Group AG (The) Class B 1,786 614
Swiss Life Holding AG 189 117
Swiss Prime Site AG Class A 911 76
Swisscom AG 1,632 1,041
UBS Group AG 215,677 4,554
Zurich Insurance Group AG 2,521 1,206
21,700
Taiwan - 2.0%
Catcher Technology Co., Ltd. 50,513 315
Hon Hai Precision Industry Co., Ltd. 588,184 2,018
Taiwan Semiconductor Manufacturing
Co., Ltd. 108,000 1,913
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 27,519 2,560
6,806
Thailand - 0.1%
Kasikornbank PCL 119,300 464
United Kingdom - 7.7%
Admiral Group PLC 10,746 270
AstraZeneca PLC 12,707 1,764
Aviva PLC 90,131 451
Babcock International Group PLC(Æ) 49,767 184
BAE Systems PLC 12,460 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barclays PLC 337,608 610
Barratt Developments PLC 79,261 458
Berkeley Group Holdings PLC 756 39
BP PLC 186,576 1,181
British American Tobacco PLC 304 11
British Land Co. PLC (The)(ö) 44,556 214
BT Group PLC 240,808 433
Compass Group PLC 74,773 1,880
Croda International PLC 1,241 100
Diageo PLC 24,067 1,074
easyJet PLC(Æ) 76,177 489
Experian PLC 5,989 197
Halma PLC 1,046 29
HSBC Holdings PLC 242,318 1,650
Intermediate Capital Group PLC 29,589 447
Intertek Group PLC 1,372 69
J Sainsbury PLC 508,450 1,751
John Wood Group PLC(Æ) 166,689 413
Kingfisher PLC 71,411 231
Land Securities Group PLC(ö) 34,795 267
Legal & General Group PLC 16,726 49
Lloyds Banking Group PLC 98,738 58
Marks & Spencer Group PLC(Æ) 46,873 97
NatWest Group PLC 162,768 532
Persimmon PLC Class A 6,275 97
Reckitt Benckiser Group PLC 8,268 628
RELX PLC 7,880 255
Sage Group PLC (The) 9,700 93
Schroders PLC 34,148 195
Scottish & Southern Energy PLC 1,453 33
Smith & Nephew PLC 8,755 122
Spirax-Sarco Engineering PLC 311 46
St. James's Place PLC 29,413 441
Standard Chartered PLC 209,819 1,596
Taylor Wimpey PLC 238,097 351
Tesco PLC 378,720 1,242
Travis Perkins PLC 66,025 781
Unilever PLC 27,920 1,446
United Utilities Group PLC 5,357 70
Vodafone Group PLC 215,987 239
Wausau Paper Corp. 60,167 714
Weir Group PLC (The) 91,923 2,109
25,557
United States - 9.1%
Accenture PLC Class A 8,626 2,465
Allegion PLC 16,434 1,754
Amdocs, Ltd. 11,953 1,148
Aon PLC Class A 6,454 2,035
CSL, Ltd. 1,157 223
GSK Finance No. 3 PLC 82,034 1,463
Haleon PLC 759,106 3,028
Holcim AG(Æ) 10,551 681
James Hardie Industries PLC 21,296 457
Las Vegas Sands Corp.(Æ) 15,492 890
Lululemon Athletica , Inc.(Æ) 2,118 771
Nestle SA 40,654 4,963
Roche Holding AG 9,558 2,739
Sanofi - ADR 28,570 3,111
Schlumberger, Ltd. 70,236 3,449

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schneider Electric SE 7,660 1,280
30,457
Total Common Stocks
(cost $295,386) 304,971
Preferred Stocks - 1.3%
Germany - 0.7%
Henkel AG & Co. KGaA
2.453% (Ÿ) 7,474 584
Porsche Automobil Holding SE
4.641% (Ÿ) 5,849 336
Volkswagen AG
20.086% (Ÿ) 10,913 1,489
2,409
South Korea - 0.6%
Samsung Electronics Co., Ltd.
1.953% (Ÿ) 45,925 1,918
Total Preferred Stocks
(cost $4,648) 4,327
Short-Term Investments - 1.6%
United States - 1.6%
U.S. Cash Management Fund(@) 5,626,008 (∞) 5,624
Total Short-Term Investments
(cost $5,624) 5,624
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×) 2,917,605 (∞) 2,918
Total Other Securities
(cost $2,918) 2,918
Total Investments - 95.1%
(identified cost $308,576) 317,840
Other Assets and Liabilities,
Net - 4.9%
16,240
Net Assets - 100.0%
334,080

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.9%
ABN AMRO Bank NV 10/03/19 EUR 39,261 17.42 684
624
Adyen NV 07/25/19 EUR 444 1,075.18 477
704
Amundi SA 02/21/19 EUR 16,192 63.00 1,020
1,023
Cellnex Telecom SA 02/27/18 EUR 26,734 51.99 1,390
1,041
Covestro AG 08/15/19 EUR 40,342 43.56 1,757
1,669
Euronext NV 04/29/22 EUR 1,693 81.03 137
130
La Francaise des Jeux SAEM 12/02/22 EUR 3,816 40.36 154
159
Meituan 01/05/23 HKD 5,038 24.18 122
91
Reliance Industries, Ltd. 10/21/20 12,031 58.25 701
678
WH Group, Ltd. 06/26/19 HKD 602,000 0.72 435 358
6,477
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 59 EUR 4,327 04/23
155
DAX Index Futures 8 EUR 3,160 06/23
60
EURO STOXX 50 Index Futures 61 EUR 2,599 06/23
97
FTSE 100 Index Futures 59 GBP 4,507 06/23
38
FTSE/MIB Index Futures 7 EUR 933 06/23
11
IBEX 35 Index Futures 9 EUR 827 04/23
21
OMXS30 Index Futures 46 SEK 10,197 04/23
29
S&P/TSX 60 Index Futures 109 CAD 26,361 06/23
300
SPI 200 Index Futures 150 AUD 26,966 06/23
238
TOPIX Index Futures 58 JPY 1,162,030 06/23 (68)
Short Positions
Hang Seng Index Futures 28 HKD 28,673 04/23
(133)
MSCI Emerging Markets Index Futures 539 USD 26,829 06/23
(997)
MSCI Singapore Index Futures 89 SGD 2,726 04/23
(30)
S&P 500 E-Mini Index Futures 58 USD 11,999 06/23 (710)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (989)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 198 USD 133 04/04/23 1
Bank of America CAD 533 USD 394 04/04/23 —
Bank of America CHF 275 USD 300 04/04/23 —
Bank of America CHF 803 USD 879 04/04/23 1
Bank of America DKK 320 USD 47 04/04/23 —
Bank of America DKK 571 USD 83 04/04/23 —
Bank of America EUR 1,091 USD 1,185 04/04/23 3
Bank of America EUR 1,674 USD 1,822 04/04/23 7
Bank of America GBP 282 USD 348 04/04/23 —
Bank of America GBP 430 USD 533 04/04/23 2
Bank of America HKD 3,163 USD 403 04/04/23 —
Bank of America JPY 137,449 USD 1,034 04/04/23 (2)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America NOK 510 USD 49 04/04/23 —
Bank of America SEK 502 USD 48 04/04/23 —
Bank of America SEK 698 USD 67 04/04/23 —
Bank of America SGD 65 USD 49 04/04/23 —
Bank of America ZAR 840 USD 47 04/05/23 —
Bank of New York USD 3,669 AUD 5,532 06/21/23 39
Bank of New York USD 3,417 CAD 4,694 06/21/23 61
Bank of New York USD 782 DKK 5,470 06/21/23 19
Bank of New York USD 1,300 GBP 1,095 06/21/23 53
Bank of New York USD 1,632 JPY 219,719 06/21/23 42
Bank of New York USD 724 SEK 7,690 06/21/23 20
HSBC USD 3,680 AUD 5,532 06/21/23 28
HSBC USD 3,417 CAD 4,694 06/21/23 62
HSBC USD 783 DKK 5,470 06/21/23 18
HSBC USD 1,301 GBP 1,095 06/21/23 52
HSBC USD 1,632 JPY 219,719 06/21/23 41
HSBC USD 725 SEK 7,690 06/21/23 19
Morgan Stanley USD 3,669 AUD 5,532 06/21/23 39
Morgan Stanley USD 3,415 CAD 4,694 06/21/23 63
Morgan Stanley USD 782 DKK 5,470 06/21/23 19
Morgan Stanley USD 1,300 GBP 1,095 06/21/23 53
Morgan Stanley USD 1,628 JPY 219,719 06/21/23 46
Morgan Stanley USD 723 SEK 7,690 06/21/23 21
Royal Bank of Canada USD 3,666 AUD 5,532 06/21/23 42
Royal Bank of Canada USD 3,414 CAD 4,694 06/21/23 64
Royal Bank of Canada USD 781 DKK 5,470 06/21/23 20
Royal Bank of Canada USD 1,298 GBP 1,095 06/21/23 55
Royal Bank of Canada USD 1,630 JPY 219,719 06/21/23 43
Royal Bank of Canada USD 723 SEK 7,690 06/21/23 21
Royal Bank of Canada CAD 1,640 USD 1,210 06/21/23 (5)
Royal Bank of Canada EUR 1,150 USD 1,253 06/21/23 —
Royal Bank of Canada GBP 1,300 USD 1,585 06/21/23 (21)
State Street USD 1,789 EUR 1,685 06/21/23 46
State Street USD 1,034 NOK 10,950 06/21/23 16
State Street BRL 330 USD 65 04/04/23 —
State Street CAD 63 USD 47 04/04/23 —
State Street CHF 2,020 USD 2,173 06/21/23 (53)
State Street HKD 2,630 USD 336 06/21/23 —
State Street NZD 2,500 USD 1,528 06/21/23 (36)
Toronto Dominion Bank USD 3,667 AUD 5,532 06/21/23 41
Toronto Dominion Bank USD 3,415 CAD 4,694 06/21/23 62
Toronto Dominion Bank USD 781 DKK 5,470 06/21/23 20
Toronto Dominion Bank USD 1,299 GBP 1,095 06/21/23 54
Toronto Dominion Bank USD 1,630 JPY 219,719 06/21/23 44
Toronto Dominion Bank USD 723 SEK 7,690 06/21/23 21
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,141

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 4,800 $ —
$ —
$ 4,800
Austria — 2,048 —
—
2,048
Belgium — 1,326 —
—
1,326
Brazil 2,841 99 —
—
2,940
Burkina Faso 253 — —
—
253
Canada 14,766 — —
—
14,766
China 1,416 5,741 —
—
7,157
Denmark — 3,444 —
—
3,444
Finland — 4,793 —
—
4,793
France — 28,051 —
—
28,051
Germany — 15,575 —
—
15,575
Hong Kong — 10,293 —
—
10,293
India — 3,666 —
—
3,666
Indonesia — 380 —
—
380
Ireland 3,849 4,995 —
—
8,844
Israel 133 349 —
—
482
Italy — 7,044 —
—
7,044
Japan — 55,860 —
—
55,860
Jersey — 642 —
—
642
Luxembourg — 2,903 —
—
2,903
Macao — 1,182 —
—
1,182
Malaysia — 276 —
—
276
Mexico 1,561 163 —
—
1,724
Netherlands 95 18,227 —
—
18,322
New Zealand — 1,071 —
—
1,071
Norway — 1,247 —
—
1,247
Portugal — 564 —
—
564
Russia — — —
—
—
Singapore — 2,576 —
—
2,576
South Africa — 1,578 —
—
1,578
South Korea 423 4,273 —
—
4,696
Spain — 6,145 —
—
6,145
Sweden — 5,339 —
—
5,339
Switzerland — 21,700 —
—
21,700
Taiwan 2,560 4,246 —
—
6,806
Thailand — 464 —
—
464
United Kingdom — 25,557 —
—
25,557
United States 12,512 17,945 —
—
30,457
Preferred Stocks — 4,327 — — 4,327
Short-Term Investments — — — 5,624 5,624
Other Securities — — — 2,918 2,918

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 40,409 268,889 — 8,542 317,840
Other Financial Instruments
Assets
Futures Contracts 949 — — — 949
Foreign Currency Exchange Contracts 14 1,244 — — 1,258
Liabilities
Futures Contracts (1,938) — — — (1,938)
Foreign Currency Exchange Contracts (2) (115) — — (117)
Total Other Financial Instruments
*
$ (977) $ 1,129 $ — $ — $ 152
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March
31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
48,001
Consumer Staples ...............................................................................
24,746
Energy ................................................................................................
15,783
Financial Services ..............................................................................
66,499
Health Care ........................................................................................
30,555
Materials and Processing ...................................................................
32,142
Producer Durables ..............................................................................
44,869
Technology .........................................................................................
32,133
Utilities ...............................................................................................
10,243
Preferred Stocks
Consumer Discretionary ....................................................................
1,825
Consumer Staples ...............................................................................
584
Technology .........................................................................................
1,918
Short-Term Investments .............................................................
5,624
Other Securities ...........................................................................
2,918
Total Investments ............................................................................... 317,840

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 81.1%
Asset-Backed Securities - 2.8%
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,437 1,431
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,915
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,770
CIFC Funding, Ltd.
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 929 916
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 683 628
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,489 1,347
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
5.878% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,114
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 950 752
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 878 720
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 475 458
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,955
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 (Š) 2,727 2,459
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 380 360
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,578 1,473
24,298
Corporate Bonds and Notes - 22.1%
3M Co.
3.700% due 04/15/50 30 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Abbott Laboratories
2.950% due 03/15/25 882 862
AbbVie, Inc.
3.600% due 05/14/25 60 59
Series WI
2.600% due 11/21/24 856 826
3.200% due 11/21/29 290 269
4.550% due 03/15/35 10 10
4.050% due 11/21/39 310 277
Africa Finance Corp.
3.125% due 06/16/25 800 737
Series REGS
3.875% due 04/13/24 900 873
4.375% due 04/17/26 801 746
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,364
Series EMTN
4.125% due 06/20/24 1,614 1,566
Series REGS
2.634% due 05/17/26 786 701
Agilent Technologies, Inc.
2.100% due 06/04/30 989 827
Air Lease Corp.
3.375% due 07/01/25 410 391
1.875% due 08/15/26 70 62
5.850% due 12/15/27 460 462
5.300% due 02/01/28 210 207
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 1,007 866
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 400 395
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 210 162
3.000% due 05/18/51 150 93
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 823
Ally Financial, Inc.
8.000% due 11/01/31 554 580
Alphabet, Inc.
1.998% due 08/15/26 938 879
Altria Group, Inc.
4.400% due 02/14/26 112 111
4.800% due 02/14/29 40 40
2.450% due 02/04/32 430 338
10.200% due 02/06/39 22 31
3.400% due 02/04/41 370 262
5.375% due 01/31/44 643 588
3.875% due 09/16/46 70 50
Amazon.com, Inc.
2.100% due 05/12/31 250 214
3.600% due 04/13/32 120 114
2.500% due 06/03/50 140 95
3.950% due 04/13/52 210 186
Series WI
3.875% due 08/22/37 50 47
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 650 711

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/20/26 (Þ) 160 157
7.250% due 02/15/28 (Þ) 220 214
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 13 11
Series 2016-1 Class AA
3.575% due 01/15/28 48 44
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 146 140
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 68
American Homes 4 Rent, LP
2.375% due 07/15/31 1,020 813
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 190 160
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 55
Ameriprise Financial, Inc.
5.150% due 05/15/33 330 329
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 91
3.833% due 03/11/51 (Þ) 100 65
Amgen, Inc.
4.400% due 05/01/45 100 88
5.650% due 03/02/53 300 312
5.750% due 03/02/63 110 114
Series WI
4.663% due 06/15/51 50 45
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 110 112
Aon Corp.
8.205% due 01/01/27 172 173
Apache Corp.
7.750% due 12/15/29 30 32
4.750% due 04/15/43 80 60
4.250% due 01/15/44 60 44
Apple, Inc.
2.200% due 09/11/29 969 867
4.650% due 02/23/46 40 40
2.650% due 05/11/50 110 78
Ares Capital Corp.
3.250% due 07/15/25 914 835
AT&T, Inc.
1.700% due 03/25/26 948 872
3.800% due 02/15/27 150 145
6.950% due 01/15/28 450 476
4.300% due 02/15/30 70 68
4.500% due 05/15/35 150 141
4.350% due 06/15/45 26 22
3.500% due 02/01/61 180 128
Series WI
2.550% due 12/01/33 40 32
6.375% due 03/01/41 30 33
3.500% due 09/15/53 310 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 09/15/55 83 60
3.800% due 12/01/57 700 520
Avery Dennison Corp.
2.650% due 04/30/30 973 831
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 170 168
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 70 69
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 888 797
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 200 193
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 119
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 242
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 270 218
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 550 524
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 380
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 220 170
Series GMTN
3.500% due 04/19/26 80 77
Series MTN
4.000% due 01/22/25 45 44
4.450% due 03/03/26 30 29
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 106
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 260 243
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 174
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 700 558
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 64
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 26
Bank of New York Mellon Corp. (The)
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 80 85
4.706% due 02/01/34 (SOFR +
1.512%)(Ê) 30 30
Becton Dickinson and Co.
4.685% due 12/15/44 8 7
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 695
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30 994 816
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 666
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 893 870

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 320 300
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/27 (Þ) 871 801
6.200% due 04/22/33 (Þ) 420 440
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 230 228
6.625% due 07/15/26 (Þ) 150 145
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 696
Boeing Co. (The)
4.875% due 05/01/25 220 220
2.196% due 02/04/26 330 306
3.100% due 05/01/26 20 19
2.700% due 02/01/27 40 37
2.800% due 03/01/27 30 27
3.200% due 03/01/29 120 110
5.150% due 05/01/30 250 252
3.250% due 02/01/35 160 131
5.705% due 05/01/40 90 91
3.750% due 02/01/50 430 325
3.950% due 08/01/59 190 139
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 81
BP Capital Markets America, Inc.
3.000% due 02/24/50 190 134
Brandywine Operating Partnership, LP
4.100% due 10/01/24 874 806
Bristol-Myers Squibb Co.
2.350% due 11/13/40 150 108
Series WI
3.900% due 02/20/28 380 373
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 948 825
3.187% due 11/15/36 (Þ) 290 220
Brown & Brown, Inc.
4.200% due 09/15/24 864 848
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 93
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 25
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 1,013 772
5.817% due 02/01/34 (SOFR +
2.600%)(Ê) 140 135
Carrier Global Corp.
Series WI
2.242% due 02/15/25 867 827
3.577% due 04/05/50 40 30
CBRE Services, Inc.
2.500% due 04/01/31 1,007 802
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 8
Series WI
4.500% due 05/01/32 400 327
CDW LLC / CDW Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 05/01/25 900 873
Centene Corp.
Series WI
4.250% due 12/15/27 80 77
4.625% due 12/15/29 150 141
3.375% due 02/15/30 1,024 893
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 130 133
4.500% due 04/01/44 190 175
5.300% due 04/01/53 10 10
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 845 813
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 120
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 240 227
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 189
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 410 342
3.500% due 06/01/41 100 69
3.500% due 03/01/42 190 128
3.850% due 04/01/61 60 37
3.950% due 06/30/62 170 108
Series WI
3.750% due 02/15/28 300 279
6.384% due 10/23/35 20 20
6.484% due 10/23/45 639 605
6.834% due 10/23/55 20 19
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 80 66
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 550 541
Chevron Corp.
1.554% due 05/11/25 894 843
0.687% due 08/12/25 946 868
3.078% due 05/11/50 10 8
2.343% due 08/12/50 130 85
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 60 59
Cigna Corp.
2.400% due 03/15/30 40 35
3.200% due 03/15/40 90 70
Series WI
4.375% due 10/15/28 400 394
4.800% due 08/15/38 120 116
Cimarex Energy Co.
4.375% due 03/15/29 130 115
CIT Bank NA
Series BKNT

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 812 738
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 96
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 320 280
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 186
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 560 465
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 210 188
8.125% due 07/15/39 370 477
4.650% due 07/23/48 35 32
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 230 188
Clorox Co. (The)
1.800% due 05/15/30 220 182
CNH Industrial Capital LLC
3.950% due 05/23/25 844 822
Coca-Cola Co. (The)
3.450% due 03/25/30 906 871
1.375% due 03/15/31 90 73
4.125% due 03/25/40 50 47
2.500% due 06/01/40 10 8
Comcast Corp.
4.150% due 10/15/28 110 109
4.250% due 10/15/30 120 118
7.050% due 03/15/33 150 178
6.500% due 11/15/35 19 22
3.250% due 11/01/39 10 8
3.750% due 04/01/40 10 9
3.400% due 07/15/46 20 16
4.000% due 03/01/48 80 68
Series WI
2.887% due 11/01/51 304 208
2.937% due 11/01/56 30 20
2.987% due 11/01/63 117 76
CommonSpirit Health
2.782% due 10/01/30 80 68
3.910% due 10/01/50 90 70
Commonwealth Edison Co.
6.450% due 01/15/38 120 138
Conagra Brands, Inc.
1.375% due 11/01/27 971 833
Constellation Brands, Inc.
4.750% due 11/15/24 836 835
Consumers Energy Co.
2.500% due 05/01/60 30 18
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 140 124
2.875% due 04/01/32 (Þ) 120 93
Series WI
4.375% due 01/15/28 260 245
Costco Wholesale Corp.
1.600% due 04/20/30 120 102
Coterra Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.900% due 05/15/27 160 153
4.375% due 03/15/29 330 314
Crown Castle International Corp.
3.200% due 09/01/24 855 831
CVS Health Corp.
3.625% due 04/01/27 40 39
4.300% due 03/25/28 101 99
3.250% due 08/15/29 70 64
3.750% due 04/01/30 110 103
2.125% due 09/15/31 120 98
4.780% due 03/25/38 260 248
4.125% due 04/01/40 40 34
5.050% due 03/25/48 125 117
Danaher Corp.
3.350% due 09/15/25 831 813
DCP Midstream Operating, LP
3.250% due 02/15/32 200 169
6.450% due 11/03/36 (Þ) 50 52
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 65 76
Delta Air Lines, Inc.
2.900% due 10/28/24 510 488
7.375% due 01/15/26 210 219
3.750% due 10/28/29 30 26
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 229 225
4.750% due 10/20/28 (Þ) 320 309
Devon Energy Corp.
5.850% due 12/15/25 140 142
5.600% due 07/15/41 90 86
5.000% due 06/15/45 240 213
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 156
4.500% due 01/15/30 220 210
DH Europe Finance II SARL
Series 5YR
2.200% due 11/15/24 899 863
Diamondback Energy, Inc.
3.500% due 12/01/29 280 256
4.400% due 03/24/51 210 169
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 150 112
Series WI
7.750% due 07/01/26 10 7
Dollar General Corp.
4.150% due 11/01/25 821 806
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 73
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 205
4.000% due 09/30/42 100 85
Duke Energy Corp.
3.400% due 06/15/29 892 824
Duke Energy Indiana LLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 10/01/49 80 58
5.400% due 04/01/53 70 71
Duke Energy Ohio, Inc.
5.250% due 04/01/33 130 134
Edison International
4.950% due 04/15/25 160 159
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 200 177
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 91
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 372
Elevance Health, Inc.
4.101% due 03/01/28 50 49
4.100% due 05/15/32 310 296
5.500% due 10/15/32 300 316
4.375% due 12/01/47 10 9
4.850% due 08/15/54 783 683
Eli Lilly & Co.
4.950% due 02/27/63 60 62
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 567
Endeavor Energy Resources LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 40 40
Energy Transfer, LP
4.500% due 04/15/24 290 287
2.900% due 05/15/25 30 29
5.500% due 06/01/27 220 222
4.950% due 06/15/28 40 40
5.250% due 04/15/29 30 30
3.750% due 05/15/30 140 129
5.300% due 04/01/44 10 9
6.250% due 04/15/49 170 168
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 82
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 450 396
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 900 757
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 140 123
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 260 255
Enstar Group, Ltd.
4.950% due 06/01/29 866 814
Enterprise Products Operating LLC
4.150% due 10/16/28 150 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 01/31/30 100 89
7.550% due 04/15/38 20 23
5.700% due 02/15/42 40 41
4.850% due 03/15/44 60 56
3.700% due 01/31/51 140 108
3.300% due 02/15/53 160 116
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 680 546
Series D
6.875% due 03/01/33 794 906
EOG Resources, Inc.
4.375% due 04/15/30 130 130
EPR Properties Co.
3.750% due 08/15/29 969 742
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 120 120
EQT Corp.
5.678% due 10/01/25 110 110
3.125% due 05/15/26 (Þ) 160 148
3.900% due 10/01/27 160 150
5.000% due 01/15/29 10 9
7.000% due 02/01/30 100 105
3.625% due 05/15/31 (Þ) 30 26
Equifax, Inc.
2.350% due 09/15/31 310 250
Equities Corp.
6.125% due 02/01/25 250 251
Extra Space Storage, LP
3.900% due 04/01/29 70 64
Exxon Mobil Corp.
2.992% due 03/19/25 859 836
3.482% due 03/19/30 120 115
4.227% due 03/19/40 100 94
4.114% due 03/01/46 40 36
4.327% due 03/19/50 10 9
3.452% due 04/15/51 30 24
F&G Annuities & Life, Inc.
7.400% due 01/13/28 (Þ) 862 867
Ferguson PLC
4.500% due 10/24/28 (Þ) 906 869
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 50
FirstEnergy Corp.
Series B
3.900% due 07/15/27 120 114
Series C
4.850% due 07/15/47 50 44
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 420 342
Florida Power & Light Co.
3.150% due 10/01/49 40 30
Ford Motor Co.
6.950% due 03/06/26 700 710
3.250% due 02/12/32 120 94
4.750% due 01/15/43 40 31
Ford Motor Credit Co. LLC
3.664% due 09/08/24 200 192
2.300% due 02/10/25 600 556

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 08/10/26 200 178
4.950% due 05/28/27 200 191
Fortinet, Inc.
2.200% due 03/15/31 130 108
Fox Corp.
Series WI
5.476% due 01/25/39 80 77
Freeport-McMoRan, Inc.
5.400% due 11/14/34 230 225
FS KKR Capital Corp.
3.400% due 01/15/26 921 826
General Dynamics Corp.
3.250% due 04/01/25 876 853
3.625% due 04/01/30 100 96
4.250% due 04/01/40 160 151
4.250% due 04/01/50 50 47
General Motors Co.
6.125% due 10/01/25 310 316
5.600% due 10/15/32 80 78
6.250% due 10/02/43 40 38
6.750% due 04/01/46 40 40
Genting New York LLC
3.300% due 02/15/26 (Þ) 640 576
Georgia Power Co.
3.250% due 03/30/27 858 812
Gilead Sciences, Inc.
5.650% due 12/01/41 50 54
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 653 634
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 860 781
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 136
3.500% due 11/16/26 90 86
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 290 274
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 189
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 48
3.800% due 03/15/30 40 37
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 340 281
5.150% due 05/22/45 70 66
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 590 479
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 826
Halliburton Co.
4.850% due 11/15/35 60 58
Harris Corp.
4.400% due 06/15/28 859 842
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 1,000 949
HCA, Inc.
5.250% due 06/15/26 791 792
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 06/15/39 50 47
Hercules Capital, Inc.
3.375% due 01/20/27 966 829
Hershey Co. (The)
1.700% due 06/01/30 160 134
Home Depot, Inc. (The)
3.000% due 04/01/26 828 803
3.900% due 12/06/28 10 10
2.700% due 04/15/30 80 72
3.300% due 04/15/40 50 42
3.350% due 04/15/50 10 8
Host Hotels & Resorts, LP
Series F
4.500% due 02/01/26 814 789
HSBC Holdings PLC
7.200% due 07/15/97 457 493
Humana, Inc.
4.500% due 04/01/25 20 20
5.875% due 03/01/33 220 237
4.625% due 12/01/42 20 18
4.950% due 10/01/44 20 19
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,012 711
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 900 843
Huntsman International LLC
4.500% due 05/01/29 926 870
ILFC E-Capital Trust I
6.548% due 12/21/65 (~)(Ê)(Þ) 350 222
ILFC E-Capital Trust II
6.798% due 12/21/65 (~)(Ê)(Þ) 350 232
Intel Corp.
2.800% due 08/12/41 110 80
4.900% due 08/05/52 60 56
3.200% due 08/12/61 100 66
Series WI
3.734% due 12/08/47 10 8
Inter-American Development Bank
Series GMTN
4.926% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,232
Intercontinental Exchange, Inc.
4.600% due 03/15/33 220 218
4.950% due 06/15/52 40 39
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 822
Invitation Homes, Inc.
2.300% due 11/15/28 971 814
4.150% due 04/15/32 310 278
Jackson National Life Global Funding
1.750% due 01/12/25 (Þ) 918 859
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 773
Johnson Controls International PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 07/02/24 (~)(Ê) 839 825
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 39
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 39
8.750% due 09/01/30 280 336
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 103
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 330 285
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 340 274
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 328
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 80 66
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 500 484
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 80 70
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 120 88
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 190 166
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 26
Series 2019
3.266% due 11/01/49 30 22
Series 2021
2.810% due 06/01/41 80 59
3.002% due 06/01/51 20 14
Kentucky Utilities Co.
5.450% due 04/15/33 70 73
Kenvue, Inc.
4.900% due 03/22/33 (Þ) 210 217
5.050% due 03/22/53 (Þ) 110 113
5.200% due 03/22/63 (Þ) 60 62
Keurig Dr Pepper, Inc.
3.400% due 11/15/25 833 800
Keysight Technologies, Inc.
3.000% due 10/30/29 921 820
Kimco Realty Corp.
2.250% due 12/01/31 310 243
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 56
5.500% due 03/01/44 150 141
Kinder Morgan, Inc.
4.300% due 06/01/25 90 89
5.550% due 06/01/45 80 76
5.050% due 02/15/46 30 26
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 9
KLA Corp.
4.650% due 07/15/32 130 131
4.950% due 07/15/52 20 20
Kraft Heinz Foods Co.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 05/15/27 906 885
Kroger Co. (The)
3.500% due 02/01/26 828 807
5.150% due 08/01/43 20 19
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 320 245
4.100% due 10/15/41 230 154
L3Harris Technologies, Inc.
2.900% due 12/15/29 240 212
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 863
Lam Research Corp.
1.900% due 06/15/30 140 118
2.875% due 06/15/50 60 42
Las Vegas Sands Corp.
3.200% due 08/08/24 750 726
2.900% due 06/25/25 940 893
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 110 97
Life Storage, LP
4.000% due 06/15/29 882 810
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 60 56
3.875% due 06/01/29 (Þ) 50 43
Lockheed Martin Corp.
1.850% due 06/15/30 70 59
3.900% due 06/15/32 100 97
4.500% due 05/15/36 10 10
4.150% due 06/15/53 70 64
4.300% due 06/15/62 80 73
Louisville Gas & Electric Co.
5.450% due 04/15/33 70 73
Lowe's Cos., Inc.
4.500% due 04/15/30 50 49
1.700% due 10/15/30 90 73
2.800% due 09/15/41 90 64
3.000% due 10/15/50 190 126
Series 3-RD
3.375% due 09/15/25 834 808
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 230 205
5.050% due 03/15/42 (Þ) 450 376
5.141% due 03/15/52 (Þ) 230 186
Markel Corp.
4.300% due 11/01/47 699 574
Mars, Inc.
2.375% due 07/16/40 (Þ) 240 173
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25 876 853
2.375% due 12/15/31 220 182
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 70 51
Mastercard, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 03/26/50 60 53
McDonald's Corp.
3.800% due 04/01/28 50 49
4.700% due 12/09/35 716 715
Series MTN
3.500% due 07/01/27 60 58
3.600% due 07/01/30 70 66
4.450% due 03/01/47 40 37
4.450% due 09/01/48 80 74
3.625% due 09/01/49 10 8
4.200% due 04/01/50 160 141
MDC Holdings, Inc.
2.500% due 01/15/31 160 124
6.000% due 01/15/43 50 43
Merck & Co., Inc.
2.750% due 02/10/25 888 868
2.350% due 06/24/40 40 29
Meta Platforms, Inc.
Series WI
3.850% due 08/15/32 150 140
4.450% due 08/15/52 10 9
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 150 152
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 300 302
Micron Technology, Inc.
2.703% due 04/15/32 140 112
5.875% due 02/09/33 150 152
Microsoft Corp.
3.450% due 08/08/36 80 74
2.921% due 03/17/52 96 73
Mid-America Apartments, LP
3.750% due 06/15/24 890 874
MidAmerican Energy Co.
3.650% due 04/15/29 50 48
3.150% due 04/15/50 110 81
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 136 136
Molson Coors Beverage Co.
4.200% due 07/15/46 40 33
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 690 664
Mondelez International, Inc.
1.875% due 10/15/32 981 786
2.625% due 09/04/50 40 27
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 66
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 63
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 220 240
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 319
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 120 119
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 240 185
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 10
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 136
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 80 73
MPLX, LP
4.800% due 02/15/29 50 50
5.000% due 03/01/33 290 284
4.500% due 04/15/38 170 151
5.200% due 03/01/47 30 27
4.700% due 04/15/48 70 59
National General Holdings Corp.
6.750% due 05/15/24 (Þ) 610 615
NBCUniversal Media LLC
4.450% due 01/15/43 7 6
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 882 834
Netflix, Inc.
5.875% due 11/15/28 838 881
New York Life Global Funding
4.550% due 01/28/33 (Þ) 120 119
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 121
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/25 30 31
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 807
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 60 59
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 609
Northrop Grumman Corp.
5.150% due 05/01/40 160 162
5.050% due 11/15/40 30 30
4.030% due 10/15/47 30 26
5.250% due 05/01/50 60 62
Northwest Pipeline LLC
7.125% due 12/01/25 250 260
Series WI
4.000% due 04/01/27 60 58
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 320 235
3.625% due 09/30/59 (Þ) 80 59
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 334
NVIDIA Corp.
3.500% due 04/01/40 30 26
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 988 844

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Occidental Petroleum Corp.
6.950% due 07/01/24 5 5
5.550% due 03/15/26 140 141
7.950% due 06/15/39 50 56
4.100% due 02/15/47 20 15
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 92
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 898 838
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 59
Series WI
4.150% due 06/01/32 40 39
Oracle Corp.
2.875% due 03/25/31 50 43
6.250% due 11/09/32 370 398
4.300% due 07/08/34 648 594
4.000% due 07/15/46 220 168
6.900% due 11/09/52 150 168
5.550% due 02/06/53 350 333
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 872 823
2.565% due 02/15/30 60 53
Owl Rock Capital Corp.
4.250% due 01/15/26 939 862
Pacific Gas and Electric Co.
2.100% due 08/01/27 30 26
3.000% due 06/15/28 90 80
2.500% due 02/01/31 50 41
3.300% due 08/01/40 20 14
4.750% due 02/15/44 70 56
4.950% due 07/01/50 140 115
3.500% due 08/01/50 20 13
6.700% due 04/01/53 210 216
Series WI
3.300% due 12/01/27 950 855
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 240 186
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 9
PayPal Holdings, Inc.
4.400% due 06/01/32 170 166
3.250% due 06/01/50 60 44
5.050% due 06/01/52 20 19
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 60 60
PepsiCo, Inc.
2.625% due 03/19/27 887 838
1.625% due 05/01/30 10 8
3.900% due 07/18/32 150 146
Pfizer, Inc.
2.550% due 05/28/40 60 45
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 122
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series A-4
5.212% due 12/01/47 30 31
Philip Morris International, Inc.
2.100% due 05/01/30 70 58
1.750% due 11/01/30 280 225
6.375% due 05/16/38 664 726
Physicians Realty Trust
4.300% due 03/15/27 838 809
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 100 99
Pioneer Natural Resources Co.
1.125% due 01/15/26 908 825
5.100% due 03/29/26 190 191
2.150% due 01/15/31 280 230
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 10
PNC Financial Services Group, Inc.
(The)
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 250 232
Procter & Gamble Co. (The)
2.850% due 08/11/27 882 841
5.500% due 02/01/34 100 110
Progress Energy, Inc.
7.000% due 10/30/31 559 619
Prologis, LP
1.250% due 10/15/30 230 181
Prospect Capital Corp.
3.706% due 01/22/26 1,003 886
Prudential Financial, Inc.
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 150 146
Public Storage
0.875% due 02/15/26 972 874
QUALCOMM, Inc.
4.500% due 05/20/52 50 47
Radian Group, Inc.
4.500% due 10/01/24 878 847
Range Resources Corp.
Series WI
4.875% due 05/15/25 340 333
Raytheon Technologies Corp.
4.625% due 11/16/48 130 124
5.375% due 02/27/53 140 147
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,668 1,675
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 1,093 885
Republic Services, Inc.
2.500% due 08/15/24 868 841
3.375% due 11/15/27 230 220
Roche Holdings, Inc.
3.000% due 11/10/25 (Þ) 842 812

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 100 89
Roper Technologies, Inc.
1.400% due 09/15/27 952 825
RPM International, Inc.
3.750% due 03/15/27 909 864
Ryder System, Inc.
2.850% due 03/01/27 949 873
S&P Global, Inc.
1.250% due 08/15/30 40 32
3.250% due 12/01/49 20 15
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 921 762
Salesforce.com, Inc.
3.050% due 07/15/61 50 34
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 81
Series VVV
1.700% due 10/01/30 240 196
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 860 845
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 768
Senior Housing Properties Trust
4.750% due 05/01/24 120 108
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 824
Simon Property Group, LP
3.500% due 09/01/25 100 96
Southern California Edison Co.
2.250% due 06/01/30 150 127
3.650% due 02/01/50 110 85
Series C
4.125% due 03/01/48 130 107
Series G
2.500% due 06/01/31 120 102
Southern Co. (The)
Series 21-B
1.750% due 03/15/28 951 821
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 197
Southwest Airlines Co.
5.250% due 05/04/25 50 50
Southwestern Energy Co.
8.375% due 09/15/28 60 63
4.750% due 02/01/32 80 71
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
8.000% due 09/20/25 (Þ) 340 342
Spirit Realty Capital, Inc.
3.200% due 01/15/27 949 865
Sprint Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 06/15/24 500 508
STORE Capital Corp.
4.500% due 03/15/28 938 840
Sun Communities, Inc.
2.700% due 07/15/31 1,087 879
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 87
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 310 180
Targa Resources Corp.
5.200% due 07/01/27 230 228
4.200% due 02/01/33 150 135
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 30 29
4.875% due 02/01/31 220 206
4.000% due 01/15/32 390 340
Target Corp.
3.375% due 04/15/29 140 134
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 510 477
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 129
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 430 373
7.625% due 04/01/37 608 690
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 802
Texas Instruments, Inc.
2.250% due 09/04/29 90 80
3.650% due 08/16/32 170 161
3.875% due 03/15/39 80 73
Time Warner Cable LLC
6.550% due 05/01/37 90 89
7.300% due 07/01/38 180 187
6.750% due 06/15/39 20 20
5.500% due 09/01/41 666 575
Time Warner Entertainment Co., LP
8.375% due 07/15/33 100 114
T-Mobile USA, Inc.
2.625% due 02/15/29 60 53
2.875% due 02/15/31 70 60
Series WI
3.875% due 04/15/30 300 281
2.550% due 02/15/31 824 698
2.700% due 03/15/32 230 194
3.000% due 02/15/41 100 74
3.300% due 02/15/51 120 85
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 260 228
Series WI
3.250% due 05/15/30 50 45
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 552 643

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Union Pacific Corp.
6.625% due 02/01/29 728 809
3.750% due 02/05/70 40 31
Series WI
2.891% due 04/06/36 110 91
3.839% due 03/20/60 140 113
United Airlines Pass-Through Trust
Series 2020-1 Class B
4.875% due 01/15/26 210 203
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 400 383
4.625% due 04/15/29 (Þ) 30 27
United Parcel Service, Inc.
3.900% due 04/01/25 817 807
United Technologies Corp.
3.125% due 05/04/27 916 869
UnitedHealth Group, Inc.
3.850% due 06/15/28 70 68
2.000% due 05/15/30 100 85
5.350% due 02/15/33 860 914
4.625% due 07/15/35 100 100
5.700% due 10/15/40 60 65
4.750% due 05/15/52 80 78
5.875% due 02/15/53 60 67
Unum Group
5.750% due 08/15/42 796 729
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 77 73
3.950% due 11/15/25 226 212
Verizon Communications, Inc.
2.100% due 03/22/28 1,000 891
3.875% due 02/08/29 120 116
7.750% due 12/01/30 100 117
4.500% due 08/10/33 470 454
5.250% due 03/16/37 60 62
2.650% due 11/20/40 90 64
4.125% due 08/15/46 60 51
5.500% due 03/16/47 10 10
4.000% due 03/22/50 40 33
2.875% due 11/20/50 120 80
Series WI
4.329% due 09/21/28 53 52
2.987% due 10/30/56 60 39
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 879 850
Visa, Inc.
2.050% due 04/15/30 60 52
2.700% due 04/15/40 70 56
Vontier Corp.
Series WI
1.800% due 04/01/26 170 150
2.400% due 04/01/28 350 294
Vornado Realty Trust
3.500% due 01/15/25 912 824
Voya Financial, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 750
Wachovia Corp.
5.500% due 08/01/35 802 800
Walmart, Inc.
1.050% due 09/17/26 970 874
1.800% due 09/22/31 80 68
2.650% due 09/22/51 90 65
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 816
6.650% due 11/15/37 40 47
5.400% due 10/01/43 30 32
Waste Management, Inc.
3.150% due 11/15/27 100 95
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 80 76
3.000% due 04/22/26 140 132
3.000% due 10/23/26 260 243
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 127
5.375% due 11/02/43 130 124
4.650% due 11/04/44 10 9
4.750% due 12/07/46 90 78
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 310 292
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 250 222
Welltower, Inc.
3.850% due 06/15/32 80 71
Western Midstream Operating, LP
3.100% due 02/01/25 480 458
4.650% due 07/01/26 130 126
4.500% due 03/01/28 50 47
4.050% due 02/01/30 300 273
5.450% due 04/01/44 110 96
5.500% due 08/15/48 40 34
5.250% due 02/01/50 60 51
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 902
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 58
7.750% due 06/15/31 130 145
5.800% due 11/15/43 35 35
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 80 78
Zions Bancorp NA
3.250% due 10/29/29 953 666
194,639
International Debt - 17.4%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 861 831
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 150 124

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 10/29/33 150 122
3.850% due 10/29/41 330 252
Agence Francaise de Developpement
EPIC
Series EMTN
5.731% due 11/19/24 (SOFR +
1.000%)(Ê) 1,200 1,212
AIB Group PLC
7.583% due 10/14/26 (SOFR +
3.456%)(Ê)(Þ) 831 852
Alibaba Group Holding, Ltd.
3.150% due 02/09/51 290 190
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 659
Anglo American Capital PLC
4.500% due 03/15/28 (Þ) 360 346
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 50 49
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 310 332
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,010
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,223 1,191
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 2,995
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,592
ArcelorMittal SA
6.550% due 11/29/27 150 156
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 10
0.750% due 07/09/30 (~)(Ê) 278 81
4.875% due 07/09/41 (~)(Ê) 160 45
AstraZeneca PLC
0.700% due 04/08/26 959 863
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 19
2.875% due 02/15/25 (Þ) 150 141
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 877 779
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 928 844
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 223
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 04/17/25 (Þ) 810 806
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 375
Bancolombia SA
3.000% due 01/29/25 991 932
Bank of Montreal
3.700% due 06/07/25 821 798
Bank of Nova Scotia (The)
1.300% due 06/11/25 881 812
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 30 26
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 204
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 268
4.950% due 01/10/47 660 587
Barrick NA Finance LLC
5.700% due 05/30/41 130 136
BAT Capital Corp.
2.259% due 03/25/28 1,024 878
3.734% due 09/25/40 110 79
Series WI
3.557% due 08/15/27 325 302
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 706
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,780 1,784
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,174 2,166
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 338 340
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,556 1,545
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,726
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,310
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 862
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 350 321
4.625% due 03/13/27 (Þ) 722 689
4.400% due 08/14/28 (Þ) 200 190
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 730 732

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 225
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 650 622
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 203
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 192
British Telecommunications PLC
9.625% due 12/15/30 70 87
Brookfield Finance LLC
3.450% due 04/15/50 827 561
Brookfield Finance, Inc.
4.350% due 04/15/30 847 789
CaixaBank SA
6.208% due 01/18/29 (SOFR +
2.700%)(Ê)(Þ) 871 876
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 660
Canadian Pacific Railway Co.
2.450% due 12/02/31 180 156
3.000% due 12/02/41 70 56
3.100% due 12/02/51 80 57
6.125% due 09/15/15 656 703
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 884 866
Chile Government International Bond
2.550% due 07/27/33 200 164
CI Financial Corp.
3.200% due 12/17/30 1,572 1,212
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 158
Cooperatieve Rabobank UA
4.375% due 08/04/25 400 387
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 360 322
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 944
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 705
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 928 852
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 578
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 630
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 650 668
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 250 296
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 60 58
4.050% due 04/27/29 (Þ) 120 116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 04/27/32 (Þ) 100 97
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 207
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 876 829
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 195
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,205 1,119
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 970 971
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 176
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 700 660
Delhaize America, Inc.
9.000% due 04/15/31 154 186
Deutsche Bank AG
4.500% due 04/01/25 871 800
3.547% due 09/18/31 (SOFR +
3.043%)(Ê) 1,010 828
7.079% due 02/10/34 (SOFR +
3.650%)(Ê) 200 185
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 61
DNB Bank ASA
5.896% due 10/09/26 (SOFR +
1.950%)(Ê)(Þ) 864 872
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 735
Series 2021-1 Class M1B
6.460% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 201 201
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,499
Ecopetrol SA
4.625% due 11/02/31 130 100
5.875% due 05/28/45 80 56
5.875% due 11/02/51 70 47
El Puerto de Liverpool SAB de CV
3.950% due 10/02/24 (Þ) 878 853
Electricite de France SA
3.625% due 10/13/25 (Þ) 886 863
Enbridge, Inc.
3.700% due 07/15/27 687 654
Enel Finance International NV
6.800% due 10/14/25 (Þ) 540 558
3.500% due 04/06/28 (Þ) 706 649
Eurosail PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-2A Class B1B
5.009% due 12/15/44 (USD 3 Month
LIBOR + 0.240%)(Ê)(Þ) 1,142 1,117
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,167
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 789
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 400 400
6.875% due 10/15/27 (Þ) 200 193
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,021 887
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 196
Garda World Security Corp. 2021 Term
Loan B
9.109% due 10/30/26 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 68
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 40 52
GFL Environmental, Inc. Term Loan
7.806% due 05/31/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 15 15
Glencore Funding LLC
4.625% due 04/29/24 (Þ) 40 40
1.625% due 09/01/25 (Þ) 140 129
4.000% due 03/27/27 (Þ) 130 125
3.875% due 10/27/27 (Þ) 140 132
Grifols Worldwide Operations USA,
Inc. Term Loan B
6.840% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 178 174
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 879 863
Hana Bank
4.375% due 09/30/24 (Þ) 874 858
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,265 2,171
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 464
Home RE, Ltd.
Series 2020-1 Class M2
7.509% due 10/25/30 (USD 1 Month
LIBOR + 5.250%)(Ê)(Þ) 3,330 3,392
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 3,204 3,184
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 400 367
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 384
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 200 206
7.625% due 05/17/32 669 709
6.254% due 03/09/34 (SOFR +
2.390%)(Ê) 670 700
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.858%)(Ê)(ƒ) 200 199
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 754
Infraestuctura Energetica Nova SAB
de CV
3.750% due 01/14/28 (Þ) 892 807
ING Groep NV
3.950% due 03/29/27 897 857
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 938 814
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 810 778
7.000% due 11/21/25 (Þ) 1,235 1,256
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 200 133
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 510 487
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 913 864
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 190
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 913 904
Lloyds Banking Group PLC
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)
(ƒ) 200 186
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 280 258
Series WI
4.582% due 12/10/25 827 781
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,915 1,890
Madison Park Funding XXIII, Ltd.
Series 2021-23A Class AR
5.785% due 07/27/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 4,146 4,106
Magnetite XV, Ltd.
Series 2018-15A Class AR
3.793% due 07/25/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 529 523
Magnetite Xxxiii, Ltd.
Series 2022-33A Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.139% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 3,893 3,815
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 100 102
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 196
MercadoLibre, Inc.
2.375% due 01/14/26 200 179
Mexico Government International Bond
3.500% due 02/12/34 240 203
4.350% due 01/15/47 410 324
Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê) 200 191
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 490 491
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 863 855
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 188
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 926 838
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
5.712% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,764 2,735
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 574 568
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 198
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 750 711
Nokia OYJ
4.375% due 06/12/27 910 870
Nomura Holdings, Inc.
1.851% due 07/16/25 891 815
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)
(Þ) 913 845
Novartis Capital Corp.
1.750% due 02/14/25 907 865
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 200 167
Nutrien, Ltd.
3.000% due 04/01/25 535 514
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 951 951
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,455
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 821 814
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,431
OCP SA
3.750% due 06/23/31 (Þ) 200 163
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1A
5.303% due 01/20/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 1,747 1,732
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 646 639
Panama Government International Bond
2.252% due 09/29/32 260 199
Panasonic Corp.
2.679% due 07/19/24 (Þ) 912 881
Peruvian Government International
Bond
2.783% due 01/23/31 130 111
Petrobras Global Finance BV
6.900% due 03/19/49 150 135
5.500% due 06/10/51 40 31
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 130
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 490 477
Prosus NV
4.027% due 08/03/50 (Þ) 909 597
Provincia de Buenos Aires
6.375% due 09/01/37 (~)(Ê)(Þ) 475 166
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Ø)(Þ)
(Æ) 200 170
7.450% due 06/01/27 (~)(Ê)(Þ) 230 169
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,003 1,998
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 726 723
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 863 849

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 01/12/32 (Þ) 480 399
Republic of Serbia Government
International Bond
6.250% due 05/26/28 (Þ) 680 687
Reynolds American, Inc.
5.850% due 08/15/45 70 63
Riserva CLO, Ltd.
Series 2021-3A Class ARR
5.855% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 913
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 200 195
Series WI
5.125% due 08/08/25 600 584
4.300% due 01/08/26 400 375
5.400% due 08/08/28 400 380
Zero coupon due 08/08/31 200 160
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 250 253
Class N
4.750% due 09/15/25 (Þ) 701 670
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 908 840
Scottish Power, Ltd.
5.810% due 03/15/25 833 849
Shell International Finance BV
4.375% due 05/11/45 110 101
4.000% due 05/10/46 50 44
3.250% due 04/06/50 20 15
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 923
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 270 189
Societe Generale SA
4.750% due 11/24/25 (Þ) 878 821
7.367% due 01/10/53 (Þ) 200 195
Solvay Finance America LLC
4.450% due 12/03/25 (Þ) 854 832
Southern Copper Corp.
3.875% due 04/23/25 832 805
6.750% due 04/16/40 10 11
5.250% due 11/08/42 60 57
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 695
Suncor Energy, Inc.
7.150% due 02/01/32 769 851
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 164
Teck Resources, Ltd.
6.250% due 07/15/41 20 21
5.400% due 02/01/43 60 56
Series WI
3.900% due 07/15/30 280 257
Telefonica Emisiones SA
5.213% due 03/08/47 150 131
Tesco PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.150% due 11/15/37 (Þ) 623 623
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 320 290
Thomson Reuters Corp.
3.350% due 05/15/26 893 855
Toronto-Dominion Bank (The)
2.650% due 06/12/24 853 829
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 203
TransAlta Corp.
6.500% due 03/15/40 30 28
Triton Container International, Ltd.
1.150% due 06/07/24 (Þ) 910 856
TSMC Arizona Corp.
3.875% due 04/22/27 880 864
2.500% due 10/25/31 200 171
3.125% due 10/25/41 220 177
TSMC Global, Ltd.
1.000% due 09/28/27 (Þ) 976 840
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 200 142
4.500% due 06/26/48 (Þ) 200 178
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 260 247
UPM-Kymmene Oyj
7.450% due 11/26/27 (Þ) 699 744
Vale Overseas, Ltd.
8.250% due 01/17/34 636 740
Var Energi ASA
7.500% due 01/15/28 (Þ) 840 870
Vodafone Group PLC
6.150% due 02/27/37 50 53
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,283 1,215
2.875% due 01/15/27 (Þ) 982 847
4.750% due 09/17/44 (Þ) 200 145
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 78
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 78
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 600 582
Yamana Gold, Inc.
2.630% due 08/15/31 30 24
Series WI
4.625% due 12/15/27 310 296
Yara International ASA
3.800% due 06/06/26 (Þ) 924 869
ZF NA Capital, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 04/29/25 (Þ) 1,270 1,248
152,724
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2
8.340% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 65 65
Eyecare Partners LLC 2020 Term Loan
8.590% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 97 79
Focus Financial Partners LLC Term
Loan B
8.057% due 06/30/28 (USD 1 Month
LIBOR + 3.250%)(Ê) 145 143
Genesee & Wyoming, Inc. New Term
Loan
6.998% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 76 75
Harbor Freight Tools USA, Inc. 2021
Term Loan B
7.590% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 68 66
Nexstar Broadcasting, Inc. Term Loan
B4
7.340% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 210 209
Phoenix Guarantor, Inc. Term Loan B
8.090% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 119 116
Prime Security Services Borrower LLC
2021 Term Loan
7.517% due 09/23/26 (USD 3 Month
LIBOR + 2.750%)(Ê) 105 105
Quikrete Holdings, Inc. 2021 Term
Loan B1
7.840% due 06/11/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 59 58
United Airlines, Inc. 2021 Term Loan B
8.568% due 04/21/28 (USD 3 Month
LIBOR + 3.750%)(Ê) 68 68
Verscend Holding Corp. 2021 Term
Loan B
8.840% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 98 98
1,082
Mortgage-Backed Securities - 15.7%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 238 155
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 394 314
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 1,201 1,166
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,513
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 945
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,634
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~) (Ê)(Þ) 1,418 1,234
CORE Mortgage Trust
Series 2019 Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,142
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 2,479 2,454
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,279 1,237
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 726
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 229 195
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 926 869
Fannie Mae
2.600% due 2031 375 337
6.000% due 2032 9 9
5.000% due 2033 3 3
5.500% due 2034 8 8
4.500% due 2035 174 179
5.500% due 2037 52 54
5.500% due 2038 220 227
6.000% due 2039 19 20
4.000% due 2040 139 138
5.500% due 2040 255 260
6.000% due 2040 57 59
4.000% due 2041 210 206
6.000% due 2041 91 95
3.500% due 2043 461 437
4.000% due 2044 464 462
3.500% due 2045 526 497
3.000% due 2046 79 72
3.500% due 2046 112 107
4.000% due 2046 549 535
4.500% due 2046 192 192
3.000% due 2047 313 287
3.500% due 2047 246 233
4.000% due 2047 45 44
4.500% due 2048 633 631
5.000% due 2048 126 128
3.000% due 2049 3,506 3,185
4.000% due 2049 610 597

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2049 285 289
2.500% due 2050 6,397 5,550
3.000% due 2050 6,705 6,073
2.000% due 2051 12,320 10,215
2.500% due 2051 512 445
4.000% due 2052 5,432 5,195
5.500% due 2053 4,980 5,032
30 Year TBA(Ï)
5.500% 12,500 12,626
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 98 100
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 3 3
Series 2004-W5 Class A1
6.000% due 02/25/47 95 97
Series 2005-24 Class ZE
5.000% due 04/25/35 88 89
Freddie Mac
5.500% due 2038 163 170
6.000% due 2038 41 43
5.000% due 2040 81 83
4.000% due 2041 611 607
4.500% due 2041 81 82
5.500% due 2041 92 96
3.500% due 2043 312 298
4.000% due 2044 207 204
3.500% due 2045 429 407
4.000% due 2045 201 196
3.000% due 2046 1,486 1,369
4.000% due 2046 98 96
3.000% due 2047 522 478
3.000% due 2048 81 74
4.000% due 2048 579 565
4.500% due 2048 145 144
3.000% due 2049 180 163
2.500% due 2050 1,618 1,414
3.000% due 2050 2,750 2,490
2.000% due 2051 2,135 1,772
2.500% due 2051 76 66
4.000% due 06/01/52 6,493 6,214
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 30 31
Series 2006-R007 Class ZA
6.000% due 05/15/36 101 106
Series 2010-3632 Class PK
5.000% due 02/15/40 49 49
Series 2010-3653 Class B
4.500% due 04/15/30 83 83
Series 2012-4010 Class KM
3.000% due 01/15/42 36 33
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,188 132
Ginnie Mae II
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 2052 7,131 6,273
30 Year TBA(Ï)
5.500% 10,310 10,427
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,109
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 520
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 761
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,145 1,099
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 91 84
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 144 128
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,698 3,362
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,780 3,404
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,205 2,916
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,964 2,558
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,357 1,170
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 3,015 2,601
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,427 1,260
Series 2023-2 Class A4B
5.500% due 07/25/53 (~)(Ê)(Þ) 2,067 2,045
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 5,002 4,836
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,172
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 121
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 20
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 379 369
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 820 783
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 67 61
Series 2021-4 Class A10

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 06/25/51 (~)(Ê)(Þ) 2,123 1,905
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 368 306
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 980 837
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 94 88
137,980
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 97
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 112
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 134
3.006% due 05/15/50 220 153
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 12
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 300 308
816
Non-US Bonds - 5.4%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 EUR 4,400 3,839
Banna RMBS DAC
Series 2019-1 Class B
1.809% due 12/30/63 (SONIA  +
1.750%)(Ê) GBP 500 613
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 1,132 909
Bundesrepublik Deutschland
2.716% due 05/15/36 EUR 929 736
4.750% due 07/04/40 EUR 335 480
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê) GBP 521 625
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 399 479
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 550 657
Finsbury Square
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1GRX Class AGRN
2.772% due 12/16/67 (SONIA  +
0.650%)(Ê) GBP 1,841 2,237
Finsbury Square PLC
4.983% due 12/16/71 GBP 1,065 1,297
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 7,466,000 494
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 11,660 618
Mexico Government International Bond
2.125% due 10/25/51 EUR 2,058 1,242
4.000% due 03/15/15 EUR 1,011 778
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 530 614
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,116 2,183
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA  +
0.359%)(Ê) GBP 1,277 1,525
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA  +
0.359%)(Ê) GBP 774 919
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA  +
1.500%)(Ê)(Þ) GBP 1,956 2,380
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 48,670 2,300
Series REGS
7.190% due 09/12/24 MXN 55,822 2,847
Primrose Residential DAC
Series 2021-1 Class A
3.652% due 03/24/61 (1 Month
EURIBOR + 0.750%)(Ê) EUR 1,062 1,139
Republic of Estonia Government
International Bond
4.000% due 10/12/32 EUR 1,539 1,709
Republic of South Africa Government
Bond
Series 2037
8.500% due 01/31/37 ZAR 35,236 1,591
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 317 374
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 387 456
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 697 823
Romania Government International
Bond

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.750% due 02/26/26 EUR 1,718 1,752
2.875% due 05/26/28 EUR 318 303
2.500% due 02/08/30 EUR 80 69
3.624% due 05/26/30 EUR 52 48
1.750% due 07/13/30 EUR 627 499
2.124% due 07/16/31 EUR 213 168
3.875% due 10/29/35 EUR 166 137
3.375% due 02/08/38 EUR 137 103
2.625% due 12/02/40 EUR 1,251 784
2.750% due 04/14/41 EUR 1,124 714
2.875% due 04/13/42 EUR 1,166 739
4.625% due 04/03/49 EUR 293 236
3.375% due 01/28/50 EUR 223 146
Stanlington No. 2 PLC
Series 2022-2 Class A
4.514% due 06/12/45 (SONIA  +
0.950%)(Ê) GBP 987 1,208
Stratton Mortgage Funding PLC
Series 2021-3 Class A
1.452% due 12/12/43 (SONIA  +
0.700%)(Ê) GBP 471 577
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA  +
1.500%)(Ê)(Þ) GBP 470 550
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.496% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 576
Towd Point Mortgage Funding PLC
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 885 1,076
Series 2019-GR4A Class A1
1.111% due 10/20/51 (GBP 3 Month
LIBOR + 1.025%)(Ê)(Þ) GBP 1,644 2,029
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA  +
0.670%)(Ê) GBP 798 969
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ) GBP 680 829
47,376
United States Government Treasuries - 17.5%
United States Treasury Notes
0.375% due 04/15/24 740 708
0.250% due 05/15/24 3,280 3,128
2.000% due 05/31/24 12,410 12,062
1.250% due 08/31/24 3,165 3,031
4.250% due 12/31/24 10 10
4.125% due 01/31/25 30 30
2.000% due 02/15/25 11,483 11,040
4.625% due 02/28/25 180 182
0.375% due 04/30/25 2,121 1,967
2.125% due 05/15/25 3,050 2,932
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 06/30/25 2,091 1,927
2.000% due 08/15/25 3,558 3,404
0.250% due 09/30/25 1,651 1,511
3.000% due 10/31/25 2,550 2,494
2.250% due 11/15/25 3,205 3,075
1.625% due 02/15/26 2,923 2,749
4.000% due 02/15/26 50 50
2.250% due 03/31/26 2,500 2,391
1.625% due 05/15/26 2,670 2,500
1.500% due 08/15/26 6,105 5,667
2.375% due 05/15/27 2,725 2,588
0.500% due 05/31/27 5,065 4,445
4.880% due 07/31/27 1,597 1,387
0.500% due 08/31/27 3,345 2,916
0.750% due 01/31/28 2,862 2,500
2.750% due 02/15/28 4,037 3,878
1.250% due 03/31/28 5,140 4,585
2.875% due 05/15/28 1,799 1,735
2.875% due 08/15/28 2,985 2,875
3.125% due 11/15/28 2,972 2,897
5.250% due 11/15/28 4,210 4,556
2.375% due 05/15/29 2,300 2,146
3.250% due 06/30/29 1,612 1,580
1.750% due 11/15/29 3,232 2,903
0.625% due 08/15/30 7,767 6,329
0.875% due 11/15/30 5,407 4,476
1.875% due 02/15/32 4,197 3,684
2.750% due 08/15/32 7,220 6,794
3.500% due 02/15/33 160 160
1.125% due 05/15/40 2,545 1,694
1.125% due 08/15/40 2,602 1,720
1.375% due 11/15/40 2,454 1,690
1.875% due 02/15/41 4,783 3,577
2.750% due 11/15/42 1,195 1,013
3.875% due 02/15/43 140 141
2.875% due 05/15/43 1,300 1,123
3.625% due 02/15/44 1,709 1,653
3.125% due 08/15/44 1,250 1,115
2.875% due 08/15/45 1,195 1,018
3.000% due 05/15/47 1,249 1,087
2.750% due 11/15/47 1,760 1,464
3.000% due 02/15/48 1,559 1,360
3.125% due 05/15/48 1,603 1,431
3.375% due 11/15/48 1,739 1,627
2.875% due 05/15/49 1,900 1,626
2.375% due 11/15/49 2,232 1,724
1.250% due 05/15/50 4,315 2,508
2.375% due 05/15/51 1,399 1,074
2.000% due 08/15/51 700 492
4.000% due 11/15/52 1,390 1,475
153,904
Total Long-Term Investments
(cost $770,860) 712,819
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
1,760
—

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $44) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp.
6.200% due 12/15/27(¢) 6,942 155
Lincoln National Corp.
9.000% due 12/01/27(¢) 850 22
Prudential Financial, Inc.
5.950% due 09/01/62 950 24
201
Total Preferred Stocks
(cost $218) 201
Short-Term Investments - 18.5%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 630 624
3.150% due 02/15/24 460 446
Air Canada Class A Pass-Through Trust
5.000% due 12/15/23 (Þ) 185 182
Air Lease Corp.
Series MTN
0.700% due 02/15/24 460 440
Assedic
2.250% due 04/05/23 EUR 1,500 1,627
BPCE SA
5.700% due 10/22/23 (Þ) 430 427
Colombia Government International
Bond
4.000% due 02/26/24 200 197
Comerica, Inc.
3.700% due 07/31/23 360 345
Continental Resources, Inc.
4.500% due 04/15/23 (ç) 120 120
Credit Suisse AG
6.500% due 08/08/23 (Þ) 410 391
Credit Suisse Group AG
1.000% due 05/05/23 780 772
Series FXD
0.520% due 08/09/23 1,110 1,078
Series WI
3.800% due 06/09/23 250 245
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 198
Delta Air Lines, Inc.
3.800% due 04/19/23 (ç) 80 80
DISH Network Corp.
2.375% due 03/15/24 380 336
Energy Transfer, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.600% due 02/01/24 50 50
Enterprise Products Operating LLC
3.900% due 02/15/24 30 30
EQM Midstream Partners, LP
4.750% due 07/15/23 90 89
European Union Bills
3.030% due 08/04/23 EUR 7,100 7,622
Federal Home Loan Bank Discount
Notes
4.611% due 04/19/23(ž) 300 299
General Motors Financial Co., Inc.
4.250% due 05/15/23 (ç) 10 10
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 490 485
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 988,000 7,441
Japan 5 Year Government International
Bond
Series 137
0.100% due 09/20/23 JPY 1,156,000 8,717
Japan 10 Year Government International
Bond
Series 330
0.800% due 09/20/23 JPY 310,000 2,345
Nederlandse Waterschapsbank NV
10.024% due 04/14/23 EUR 781 846
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 1,130 1,113
1.050% due 03/08/24 (Þ) 90 86
Pacific Gas and Electric Co.
4.250% due 08/01/23 140 139
Plains All American Pipeline, LP
Series B
8.974% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê)(ƒ) 390 345
U.S. Cash Management Fund(@) 82,089,294(∞) 82,065
United States Treasury Notes
1.750% due 05/15/23 21,500 21,425
0.125% due 07/15/23 9,000 8,882
0.250% due 09/30/23 5,700 5,578
2.750% due 02/15/24 6,200 6,096
0.250% due 03/15/24 740 710
WarnerMedia Holdings, Inc.
3.428% due 03/15/24 (Þ) 260 254
Total Short-Term Investments
(cost $163,199) 162,135
Total Investments - 99.6%
(identified cost $934,321) 875,155

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 0.4%
3,595
Net Assets - 100.0%
878,750

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.7%
ABN AMRO Bank NV 02/04/22 861,000 104.55 900
831
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,364
AIB Group PLC 01/06/23 831,000 102.12 849
852
Air Canada Class A Pass-Through Trust 08/31/22 184,866 98.39 182
182
Aircastle, Ltd. 08/03/22 1,007,000 85.02 856
866
Alcoa Nederland Holding BV 01/24/23 400,000 98.97 396
395
Alimentation Couche-Tard, Inc. 09/19/17 702,000 101.80 715
659
American Airlines Group, Inc. 04/12/21 160,000 100.77 161
157
American Airlines Group, Inc. 05/31/22 650,000 109.48 712
711
American Airlines Group, Inc. 02/08/23 220,000 100.22 220
214
American Transmission Systems, Inc. 11/29/21 190,000 99.76 190
160
Americo Life, Inc. 04/12/21 70,000 99.77 70
55
AmFam Holdings, Inc. 04/09/21 100,000 103.37 103
65
AmFam Holdings, Inc. 04/12/21 120,000 100.13 120
91
Amur Equipment Finance Receivables XI LLC 09/14/22 1,437,000 99.99 1,437
1,431
Anglo American Capital PLC 04/12/21 360,000 109.91 396
346
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 110,000 102.86 113
112
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,010
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
2,995
Arbor Realty CLO, Ltd. 04/29/22 1,223,000 98.85 1,209
1,191
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 5,030,000 100.00 5,030
4,915
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,638
2,592
Aviation Capital Group LLC 04/13/21 170,000 106.01 180
168
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.47 151
141
Avolon Holdings Funding, Ltd. 04/12/21 20,000 102.03 20
19
Banco de Bogota SA 10/11/22 877,000 89.22 782
779
Banco Internacional del Peru SAA Interbank 09/09/21 928,000 101.45 941
844
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
223
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/03/22 810,000 101.96 826
806
Bayer US Finance LLC 08/02/18 726,000 100.20 727
706
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,770
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.55 1,790
1,784
Bellemeade Re, Ltd. 04/23/21 337,672 100.85 340
340
Bellemeade Re, Ltd. 06/11/21 1,556,296 100.00 1,556
1,545
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.10 1,761
1,726
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,310
Bellemeade Re, Ltd. 01/12/22 2,173,517 100.45 2,183
2,166
Berry Global, Inc. 03/06/23 893,000 96.25 859
870
Berry Petroleum Corp. 04/13/21 320,000 98.66 316
300
Bharti Airtel, Ltd. 09/13/21 877,000 105.14 922
862
Blackstone Holdings Finance Co. LLC 08/03/22 871,000 95.70 834
801
Blackstone Holdings Finance Co. LLC 10/31/22 420,000 99.83 419
440
Blue Racer Midstream LLC / Blue Racer Finance Corp. 01/24/23 230,000 101.21 233
228
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 150,000 98.65 148
145
BNP Paribas SA 08/07/18 200,000 99.68 199
190
BNP Paribas SA 06/02/20 350,000 100.80 353
321
BNP Paribas SA 06/10/20 722,000 107.03 773
689
BNP Paribas SA 09/08/21 270,000 100.00 270
225
BNP Paribas SA 08/08/22 650,000 100.00 650
622
BNP Paribas SA 11/09/22 200,000 100.00 200
203
BNP Paribas SA 01/09/23 730,000 100.19 731
732
BOC Aviation USA Corp. 05/06/21 200,000 100.07 200
192
BPCE SA 10/11/22 430,000 99.00 426
427
Broadcom, Inc. 04/12/21 290,000 99.89 290
220
Broadcom, Inc. 08/03/22 948,000 88.64 840
825
BX Trust 12/02/21 2,674,000 99.87 2,671
2,513
BX Trust 12/17/21 1,201,050 99.99 1,201
1,166
CaixaBank SA 02/06/23 871,000 101.58 885
876
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.12 988
945
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.84 3,416
2,634
Cameron LNG LLC 04/09/21 30,000 107.36 32
25
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.51 10
8
Chesapeake Energy Corp. 05/12/22 550,000 97.97 539
541
Chord Energy Corp. 02/01/23 60,000 98.93 59
59
CIFC Funding, Ltd. 02/01/23 929,051 99.33 923
916
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,404
1,234
Comision Federal de Electricidad 04/12/21 200,000 97.31 195
158

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Continental Resources, Inc. 11/09/21 140,000 95.41 134
124
Continental Resources, Inc. 11/09/21 120,000 99.93 120
93
Cooperatieve Rabobank UA 03/30/22 360,000 100.00 360
322
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,142
CPPIB Capital, Inc. 09/14/22 950,000 99.94 949
944
Credit Agricole SA 06/11/20 734,000 104.30 766
705
Credit Agricole SA 03/03/22 928,000 97.84 908
852
Credit Agricole SA 06/13/22 600,000 100.68 604
578
Credit Suisse AG 03/23/23 410,000 95.77 393
391
Credit Suisse Group AG 07/07/20 699,000 108.19 756
630
Credit Suisse Group AG 08/08/22 650,000 100.00 650
668
Credit Suisse Group AG 11/09/22 250,000 100.00 250
296
Credit Suisse Mortgage Capital Certificates 10/05/22 2,478,833 98.82 2,450
2,454
Credit Suisse Mortgage Trust 05/28/19 1,278,818 100.00 1,279
1,237
CSL UK Holdings, Ltd. 04/20/22 100,000 99.67 100
97
CSL UK Holdings, Ltd. 04/20/22 120,000 99.81 120
116
CSL UK Holdings, Ltd. 04/20/22 60,000 99.92 60
58
DAE Funding LLC 06/15/21 220,000 99.75 219
207
Daimler Trucks Finance NA LLC 05/05/22 876,000 96.66 847
829
Danske Bank A/S 09/17/19 200,000 100.38 201
198
Danske Bank A/S 09/07/21 200,000 100.00 200
176
Danske Bank A/S 03/03/22 1,205,000 95.11 1,160
1,119
Danske Bank A/S 03/28/22 200,000 100.00 200
195
Danske Bank A/S 03/28/22 700,000 100.10 701
660
Danske Bank A/S 01/04/23 970,000 100.29 973
971
DBGS Mortgage Trust 04/03/19 985,000 101.15 996
726
DCP Midstream Operating, LP 12/11/19 50,000 107.22 54
52
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 320,000 100.67 322
309
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 229,165 101.20 232
225
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 228,532 100.47 230
195
DISH DBS Corp. 11/10/21 150,000 100.00 150
112
DNB Bank ASA 01/19/23 864,000 101.09 873
872
Eagle Re, Ltd. 12/17/20 732,000 100.20 733
735
Eagle Re, Ltd. 04/09/21 200,798 100.00 201
201
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,499
El Puerto de Liverpool SAB de CV 01/06/23 878,000 98.16 862
853
Electricite de France SA 01/06/23 886,000 97.02 860
863
ELP Commercial Mortgage Trust 11/01/21 926,000 99.64 923
869
Endeavor Energy Resources LP / EER Finance, Inc. 01/24/23 40,000 98.55 39
40
Enel Finance International NV 01/05/18 706,000 100.71 711
649
Enel Finance International NV 10/06/22 540,000 100.97 545
558
EnLink Midstream LLC 01/30/23 260,000 98.27 255
255
EQM Midstream Partners, LP 05/31/22 120,000 100.00 120
120
EQT Corp. 05/10/21 30,000 100.00 30
26
EQT Corp. 05/10/21 160,000 95.45 153
148
Eurosail PLC 02/27/23 1,142,424 97.71 1,116
1,117
F&G Annuities & Life, Inc. 02/06/23 862,000 102.54 884
867
Ferguson PLC 12/06/22 906,000 94.95 860
869
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 107.87 54
50
First Quantum Minerals, Ltd. 04/12/21 400,000 99.70 399
400
First Quantum Minerals, Ltd. 01/30/23 200,000 96.15 192
193
Florida Gas Transmission Co. LLC 09/15/21 420,000 99.93 420
342
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,021,000 87.10 889
887
Fresnillo PLC 04/09/21 260,000 98.46 256
196
Genting New York LLC 04/13/21 640,000 97.06 621
576
Glencore Funding LLC 10/12/16 40,000 100.29 40
40
Glencore Funding LLC 09/13/17 130,000 99.96 130
125
Glencore Funding LLC 01/16/19 140,000 96.10 135
132
Glencore Funding LLC 03/05/19 490,000 100.67 493
485
Glencore Funding LLC 04/13/21 140,000 100.26 140
129
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,114
GoodLeap Sustainable Home Improvements 10/21/21 950,300 99.99 950
752
GoodLeap Sustainable Home Solutions Trust 01/24/22 878,378 99.98 878
720
Grupo Bimbo SAB de CV 11/04/21 879,000 103.17 907
863
Hana Bank 01/04/22 874,000 104.05 909
858
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/28/22 1,000,000 97.33 973
949
HGI CRE CLO, Ltd. 09/17/21 2,264,593 100.00 2,265
2,171

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 102.86 516
464
Hilton USA Trust 11/22/16 600,000 85.01 510
520
Hilton USA Trust 11/22/16 1,240,000 95.94 1,190
1,109
HMH Trust 06/09/17 1,170,000 99.97 1,170
761
Home RE, Ltd. 07/05/22 3,204,000 96.59 3,095
3,184
Home RE, Ltd. 08/09/22 3,330,000 102.38 3,409
3,392
Hospitality Mortgage Trust 05/16/19 1,144,696 100.00 1,145
1,099
ICICI Bank, Ltd. 09/06/18 782,000 100.72 788
754
ILFC E-Capital Trust I 08/12/22 350,000 67.00 234
222
ILFC E-Capital Trust II 08/12/22 350,000 69.43 243
232
Infraestuctura Energetica Nova SAB de CV 07/06/22 892,000 92.44 825
807
Intercorp Financial Services, Inc. 03/03/22 938,000 96.80 908
814
International Flavors & Fragrances, Inc. 06/02/22 919,000 93.51 859
822
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
133
Intesa Sanpaolo SpA 06/14/22 810,000 96.13 779
778
Intesa Sanpaolo SpA 11/14/22 1,235,000 101.27 1,256
1,256
Jackson National Life Global Funding 01/06/23 918,000 93.90 862
859
Jordan Government International Bond 06/14/22 510,000 95.91 489
487
JPMorgan Mortgage Trust 06/05/20 91,321 102.97 94
84
JPMorgan Mortgage Trust 03/30/21 144,098 102.05 147
128
JPMorgan Mortgage Trust 04/26/21 3,698,326 102.20 3,780
3,362
JPMorgan Mortgage Trust 05/24/21 3,779,564 102.60 3,878
3,404
JPMorgan Mortgage Trust 06/24/21 3,204,561 102.48 3,284
2,916
JPMorgan Mortgage Trust 01/26/22 2,964,322 99.12 2,938
2,558
JPMorgan Mortgage Trust 02/24/22 1,356,576 97.54 1,323
1,170
JPMorgan Mortgage Trust 03/23/22 3,015,070 96.12 2,898
2,601
JPMorgan Mortgage Trust 04/27/22 1,427,026 95.65 1,365
1,260
JPMorgan Mortgage Trust 02/22/23 2,066,502 98.81 2,042
2,045
Kenvue, Inc. 03/08/23 110,000 99.36 109
113
Kenvue, Inc. 03/08/23 60,000 99.45 60
62
Kenvue, Inc. 03/08/23 210,000 99.78 210
217
KKR Group Finance Co. II LLC 02/20/15 10,000 108.89 11
9
Kookmin Bank 08/05/21 913,000 106.07 968
864
Lamar Funding, Ltd. 07/26/22 200,000 96.44 193
190
LCM XXIII, Ltd. 01/29/20 913,311 100.00 913
904
Lithia Motors, Inc. 06/04/21 50,000 102.59 51
43
Lithia Motors, Inc. 06/07/21 60,000 104.19 63
56
Madison Park Funding XVIII, Ltd. 12/01/21 1,914,686 100.00 1,915
1,890
Madison Park Funding XXIII, Ltd. 11/22/22 4,146,348 98.71 4,093
4,106
Magallanes, Inc. 03/09/22 230,000 95.42 219
205
Magallanes, Inc. 03/09/22 450,000 97.44 438
376
Magallanes, Inc. 03/09/22 230,000 99.99 230
186
Magnetite XV, Ltd. 10/04/22 529,000 98.10 519
523
Magnetite Xxxiii, Ltd. 05/23/22 3,892,903 100.00 3,893
3,815
Mars, Inc. 04/09/21 240,000 93.88 225
173
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.35 70
51
MEG Energy Corp. 04/12/21 100,000 103.91 104
102
Melco Resorts Finance, Ltd. 04/12/21 240,000 104.61 251
196
Metropolitan Edison Co. 03/28/23 150,000 99.86 150
152
Metropolitan Life Global Funding I 03/21/23 300,000 99.86 300
302
MF1 LLC 05/13/22 3,993,000 99.05 3,955
3,955
MHC Commercial Mortgage Trust 04/06/21 5,002,000 99.19 4,961
4,836
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 136,000 100.98 137
136
Mondelez International Holdings Netherlands BV 08/09/21 690,000 102.10 705
664
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.37 20
20
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.38 121
121
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.61 1,464
1,172
National General Holdings Corp. 11/01/22 610,000 100.40 612
615
NBK Tier 1 Financing 2, Ltd. 02/06/23 926,000 94.75 877
838
Nestle Holdings, Inc. 05/05/22 882,000 96.44 851
834
Neuberger Berman CLO XV, Ltd. 08/31/21 2,763,651 100.00 2,764
2,735
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 574,241 100.12 575
568
New York Life Global Funding 01/24/23 120,000 99.82 120
119
New York Life Insurance Co. 04/09/21 150,000 107.64 161
121
NextEra Energy Operating Partners, LP 06/15/22 60,000 98.10 59
59
NGPL PipeCo LLC 09/26/19 553,000 126.23 698
609
Nippon Life Insurance Co. 04/09/21 250,000 96.29 241
198

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nissan Motor Acceptance Corp. 04/14/21 1,130,000 99.75 1,127
1,113
Nissan Motor Acceptance Corp. 11/03/22 90,000 94.25 85
86
Nissan Motor Co., Ltd. 09/10/20 750,000 97.79 733
711
Nordea Bank Abp 04/16/21 913,000 109.98 1,004
845
Northwestern Mutual Life Insurance Co. (The) 04/09/21 320,000 101.61 325
235
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.95 83
59
NRG Energy, Inc. 04/12/21 390,000 99.96 390
334
NTT Finance Corp. 04/12/21 200,000 99.68 199
167
Oaktown Re III, Ltd. 01/26/21 950,694 100.38 954
951
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,455
Oaktown Re VII, Ltd. 10/15/21 821,000 100.00 821
814
Oaktown Re, Ltd. 09/28/21 1,475,000 101.74 1,501
1,431
OCP SA 06/10/21 200,000 99.46 199
163
Octagon Investment Partners, Ltd. 11/29/22 1,747,000 98.75 1,725
1,732
Ohio Edison Co. 09/22/22 90,000 99.80 90
92
Oversea-Chinese Banking Corp., Ltd. 01/04/22 646,000 103.19 667
639
Panasonic Corp. 09/13/21 912,000 102.34 933
881
Parkmore Point RMBS PLC 02/07/23 GBP 1,956,040 118.34 2,315
2,380
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 94.55 9
9
Pennsylvania Electric Co. 03/28/23 60,000 99.76 60
60
Petroleos del Peru SA 04/09/21 200,000 105.97 212
130
Pilgrim's Pride Corp. 01/25/23 100,000 99.37 99
99
Preston Ridge Partners Mortgage LLC 12/01/20 379,130 100.00 379
369
Preston Ridge Partners Mortgage LLC 04/28/21 819,684 100.00 820
783
Prodigy Finance Designated Activity Co. 07/12/21 489,540 100.05 490
477
Prosus NV 02/03/21 909,000 100.67 915
597
Provincia de Buenos Aires 08/27/21 474,811 39.67 188
166
Provincia de Cordoba 04/12/21 230,000 69.15 159
169
Provincia de Cordoba 04/12/21 200,000 69.50 139
170
Radnor RE, Ltd. 11/05/21 726,072 100.00 726
723
Radnor RE, Ltd. 01/13/22 2,002,759 100.14 2,006
1,998
Regal Rexnord Corp. 01/09/23 1,668,000 100.32 1,673
1,675
Reliance Industries, Ltd. 01/05/22 480,000 99.78 479
399
Reliance Industries, Ltd. 01/06/22 863,000 104.21 899
849
Republic of Serbia Government International Bond 01/19/23 680,000 99.64 677
687
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
913
Roche Holdings, Inc. 06/02/22 842,000 99.65 839
812
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 100,000 100.00 100
89
Sands China, Ltd. 11/23/21 200,000 100.00 200
195
Santander UK Group Holdings PLC 03/05/19 701,000 101.12 709
670
Saudi Arabian Oil Co. 04/11/22 908,000 95.33 866
840
Sequoia Mortgage Trust 10/21/16 67,016 102.66 69
61
Sequoia Mortgage Trust 05/06/21 2,122,894 102.63 2,179
1,905
Sky, Ltd. 06/18/21 941,000 104.23 981
923
Sociedad Quimica y Minera de Chile SA 09/13/21 270,000 99.20 268
189
Societe Generale SA 11/21/22 878,000 95.40 838
821
Societe Generale SA 01/03/23 200,000 100.00 200
195
Solvay Finance America LLC 11/21/22 854,000 97.12 829
832
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 340,000 101.30 344
342
Standard Chartered PLC 04/12/21 754,000 124.48 939
695
Taurus CMBS 07/28/21 GBP 470,250 139.09 654
550
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
576
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.30 156
129
Tennessee Gas Pipeline Co. LLC 02/19/20 430,000 95.76 412
373
Tesco PLC 09/03/20 623,000 127.52 794
623
Texas Eastern Transmission, LP 07/06/22 854,000 95.67 817
802
Towd Point Mortgage Funding PLC 06/22/22 GBP 1,644,335 122.65 2,017
2,029
Towd Point Mortgage Trust 08/17/20 1,577,533 101.73 1,605
1,473
Triton Container International, Ltd. 11/21/22 910,000 93.82 854
856
TSMC Global, Ltd. 08/04/22 976,000 87.80 857
840
UBS Group AG 01/28/19 260,000 100.00 260
247
UBS Group AG 04/09/21 200,000 123.76 247
178
UBS Group AG 01/04/22 200,000 100.00 200
142
United Airlines, Inc. 04/14/21 30,000 101.18 30
27
United Airlines, Inc. 03/30/22 400,000 98.31 393
383
UPM-Kymmene Oyj 11/21/22 699,000 105.69 739
744
Var Energi ASA 02/06/23 840,000 104.91 881
870
VICI Properties, LP / VICI Note Co., Inc. 03/06/23 879,000 96.36 847
850

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
WarnerMedia Holdings, Inc. 02/08/23 260,000 98.03 255
254
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 680,056 138.64 943
829
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.39 207
145
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,283,000 97.87 1,244
1,215
WEA Finance LLC / Westfield UK & Europe Finance PLC 11/21/22 982,000 86.19 846
847
Wells Fargo Mortgage Backed Securities Trust 04/23/21 980,343 102.35 1,003
837
WinWater Mortgage Loan Trust 03/29/17 93,569 102.15 96
88
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 80,000 97.99 78
78
Wynn Macau, Ltd. 01/04/23 600,000 96.61 580
582
Yara International ASA 01/06/23 924,000 93.80 867
869
ZF NA Capital, Inc. 06/03/22 1,270,000 96.64 1,227 1,248
217,062
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 103 CAD 12,995 06/23
386
Euro-Bobl Futures 4 EUR 472 06/23
12
United States 2 Year Treasury Note Futures 615 USD 126,969 06/23
1,310
United States 5 Year Treasury Note Futures 1,287 USD 140,936 06/23
1,508
United States 10 Year Treasury Note Futures 586 USD 67,345 06/23
1,702
United States Treasury Long Bond Futures 142 USD 18,624 06/23
824
United States Treasury Ultra Bond Futures 1,114 USD 142,825 06/23 5,050
Short Positions
Australia 10 Year Government Bond Futures 14 AUD 1,720 06/23
2
Euro-BTP Futures 33 EUR 3,807 06/23
(164)
Euro-Bund Futures 89 EUR 12,090 06/23
(446)
Euro-OAT Futures 27 EUR 3,516 06/23
(137)
Euro-Schatz Futures 24 EUR 2,537 06/23
(28)
Japanese 10-Year Mini Government Bond Futures 103 JPY 3,522,616 06/23
(474)
United States 2 Year Treasury Note Futures 332 USD 68,543 06/23
(512)
United States 5 Year Treasury Note Futures 154 USD 16,864 06/23
(389)
United States 10 Year Treasury Note Futures 250 USD 28,731 06/23
(789)
United States Treasury Long Bond Futures 1 USD 129 03/23
(5)
United States Treasury Long Bond Futures 7 USD 918 06/23
(5)
United States Treasury Ultra Bond Futures 21 USD 2,964 06/23 (116)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,729
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP USD 1,128 EUR 1,043 04/18/23 3
Citigroup USD 69 BRL 353 05/03/23 1
Citigroup USD 1,275 BRL 6,606 05/03/23 22
Citigroup USD 196 COP 951,803 04/19/23 7
Citigroup USD 224 COP 1,082,600 04/19/23 8
Citigroup USD 460 COP 2,223,760 04/19/23 16
Citigroup USD 82 EUR 75 04/19/23 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 100 EUR 93 04/19/23 —
Citigroup USD 221 EUR 204 04/19/23 —
Citigroup USD 414 EUR 379 04/19/23 (2)
Citigroup USD 477 EUR 450 04/19/23 12
Citigroup USD 671 EUR 620 04/19/23 2
Citigroup USD 826 EUR 756 04/19/23 (5)
Citigroup USD 1,035 EUR 950 04/19/23 (4)
Citigroup USD 5,267 EUR 4,900 04/19/23 51
Citigroup USD 7,914 GBP 6,391 04/12/23 (29)
Citigroup USD 37 GBP 30 04/19/23 —
Citigroup USD 268 GBP 217 04/19/23 —
Citigroup USD 595 GBP 491 04/19/23 11
Citigroup USD 604 ILS 2,183 04/19/23 3
Citigroup USD 609 ILS 2,195 04/19/23 2
Citigroup USD 631 ILS 2,277 04/19/23 2
Citigroup USD 409 INR 33,940 04/19/23 4
Citigroup USD 482 INR 40,017 04/19/23 4
Citigroup USD 757 INR 62,803 04/19/23 7
Citigroup USD 831 INR 68,917 04/19/23 7
Citigroup USD 1,152 JPY 152,767 04/12/23 —
Citigroup USD 4,121 JPY 560,280 04/12/23 104
Citigroup USD 260 JPY 33,191 04/19/23 (9)
Citigroup USD 297 JPY 38,725 04/19/23 (5)
Citigroup USD 1,230 JPY 159,480 04/19/23 (26)
Citigroup USD 1,230 JPY 163,390 04/19/23 3
Citigroup USD 2,448 JPY 319,600 04/19/23 (36)
Citigroup USD 16 MXN 293 04/19/23 —
Citigroup USD 31 MXN 576 04/19/23 1
Citigroup USD 48 MXN 900 04/19/23 2
Citigroup USD 48 MXN 903 04/19/23 2
Citigroup USD 68 MXN 1,281 04/19/23 3
Citigroup USD 71 MXN 1,351 04/19/23 3
Citigroup USD 113 MXN 2,151 04/19/23 6
Citigroup USD 242 MXN 4,639 04/19/23 14
Citigroup USD 309 MXN 5,934 04/19/23 20
Citigroup USD 610 MXN 11,144 04/19/23 7
Citigroup USD 692 MXN 13,236 04/19/23 41
Citigroup USD 1,774 MXN 33,880 04/19/23 101
Citigroup USD 2,050 MXN 39,454 04/19/23 133
Citigroup USD 2,080 MXN 39,414 04/19/23 101
Citigroup USD 56 NZD 89 04/12/23 —
Citigroup USD 3,561 NZD 5,726 04/12/23 19
Citigroup USD 153 NZD 240 04/19/23 (3)
Citigroup USD 620 PHP 33,604 04/19/23 (1)
Citigroup USD 13 PLN 57 04/19/23 —
Citigroup USD 53 PLN 238 04/19/23 2
Citigroup USD 5 THB 187 04/19/23 —
Citigroup USD 2,623 THB 86,776 04/19/23 (82)
Citigroup USD 43 ZAR 781 04/19/23 1
Citigroup USD 203 ZAR 3,498 04/19/23 (7)
Citigroup USD 297 ZAR 5,484 04/19/23 10
Citigroup USD 1,434 ZAR 25,000 04/19/23 (32)
Citigroup BRL 230 USD 44 05/03/23 (2)
Citigroup BRL 241 USD 45 05/03/23 (2)
Citigroup BRL 2,456 USD 474 05/03/23 (8)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup BRL 4,410 USD 870 05/03/23 4
Citigroup CAD 156 USD 113 04/19/23 (2)
Citigroup CHF 259 EUR 260 04/19/23 (3)
Citigroup CHF 284 EUR 285 04/19/23 (3)
Citigroup CHF 596 EUR 597 04/19/23 (10)
Citigroup CLP 751,495 USD 930 04/19/23 (14)
Citigroup COP 370,162 USD 80 04/19/23 1
Citigroup COP 417,533 USD 90 04/19/23 1
Citigroup COP 830,611 USD 180 04/19/23 2
Citigroup COP 1,245,417 USD 270 04/19/23 3
Citigroup COP 1,663,938 USD 356 04/19/23 —
Citigroup EUR 18 HUF 7,283 04/19/23 2
Citigroup EUR 945 HUF 389,189 04/19/23 160
Citigroup EUR 49 NOK 551 04/19/23 (1)
Citigroup EUR 202 NOK 2,212 04/19/23 (16)
Citigroup EUR 1,530 NOK 16,502 04/19/23 (166)
Citigroup EUR 165 PLN 785 04/19/23 5
Citigroup EUR 165 PLN 785 04/19/23 5
Citigroup EUR 167 PLN 792 04/19/23 5
Citigroup EUR 172 PLN 817 04/19/23 5
Citigroup EUR 257 PLN 1,218 04/19/23 6
Citigroup EUR 334 PLN 1,585 04/19/23 10
Citigroup EUR 145 SEK 1,615 04/19/23 (3)
Citigroup EUR 710 SEK 7,916 04/19/23 (15)
Citigroup EUR 189 USD 205 04/19/23 (1)
Citigroup EUR 341 USD 373 04/19/23 3
Citigroup EUR 1,380 USD 1,480 04/19/23 (17)
Citigroup EUR 4,630 USD 4,924 04/19/23 (101)
Citigroup EUR 27,153 USD 29,416 04/19/23 (56)
Citigroup GBP 235 EUR 264 04/19/23 (8)
Citigroup GBP 505 EUR 565 04/19/23 (21)
Citigroup GBP 791 EUR 891 04/19/23 (18)
Citigroup GBP 1,975 USD 2,361 04/12/23 (75)
Citigroup GBP 217 USD 268 04/19/23 —
Citigroup GBP 270 USD 330 04/19/23 (4)
Citigroup GBP 1,526 USD 1,861 04/19/23 (22)
Citigroup HUF 108,892 EUR 274 04/19/23 (23)
Citigroup HUF 287,580 EUR 726 04/19/23 (58)
Citigroup INR 51,113 USD 620 04/19/23 (2)
Citigroup JPY 2,796,721 USD 21,617 04/19/23 508
Citigroup MXN 3,804 USD 198 04/19/23 (13)
Citigroup MXN 4,088 USD 224 04/19/23 (2)
Citigroup MXN 5,995 USD 328 04/19/23 (4)
Citigroup MXN 6,015 USD 312 04/19/23 (21)
Citigroup MXN 6,070 USD 332 04/19/23 (4)
Citigroup MXN 6,510 USD 356 04/19/23 (4)
Citigroup MXN 105,391 USD 5,494 04/19/23 (337)
Citigroup MXN 107,147 USD 5,581 04/19/23 (347)
Citigroup NOK 1,463 EUR 128 04/19/23 (1)
Citigroup NOK 2,198 EUR 198 04/19/23 9
Citigroup NOK 3,860 EUR 347 04/19/23 16
Citigroup NOK 4,311 EUR 378 04/19/23 (3)
Citigroup NOK 7,433 EUR 648 04/19/23 (13)
Citigroup NZD 240 USD 149 04/19/23 (1)
Citigroup PHP 137,612 USD 2,502 04/19/23 (34)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup PLN 144 EUR 31 04/19/23 —
Citigroup PLN 5,839 EUR 1,227 04/19/23 (38)
Citigroup PLN 295 USD 67 04/19/23 (1)
Citigroup THB 4,243 USD 128 04/19/23 4
Citigroup THB 18,275 USD 551 04/19/23 16
Citigroup THB 18,291 USD 551 04/19/23 15
Citigroup THB 18,558 USD 566 04/19/23 23
Citigroup THB 27,594 USD 844 04/19/23 35
Citigroup ZAR 3,382 USD 200 04/19/23 10
Citigroup ZAR 5,339 USD 311 04/19/23 11
Citigroup ZAR 54,541 USD 3,204 04/19/23 144
Goldman Sachs USD 325 MXN 6,438 04/18/23 31
JPMorgan Chase USD 216 BRL 1,155 04/18/23 12
JPMorgan Chase USD 593 JPY 74,790 04/18/23 (29)
JPMorgan Chase EUR 570 USD 617 06/20/23 (4)
JPMorgan Chase GBP 17,471 USD 21,415 04/19/23 (144)
JPMorgan Chase IDR 2,169,764 USD 139 04/18/23 (6)
State Street USD 7,018 AUD 10,463 04/12/23 (22)
State Street USD 90 CAD 122 04/12/23 —
State Street USD 3,542 CAD 4,825 04/12/23 29
State Street USD 4,859 EUR 4,450 04/12/23 (31)
State Street USD 5,949 EUR 5,601 04/12/23 128
State Street USD 108 GBP 88 04/19/23 —
State Street USD 7,070 SEK 74,253 04/12/23 87
State Street AUD 10,463 USD 7,040 04/12/23 44
State Street EUR 2,526 USD 2,721 06/20/23 (30)
State Street NOK 75,469 USD 7,256 04/12/23 45
State Street SEK 36,676 USD 3,542 04/12/23 7
UBS CHF 55 USD 60 04/12/23 —
UBS CHF 9,973 USD 10,628 04/12/23 (280)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (140)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 329 3.782%
(4)
SOFR
(4)
07/20/25
— — —
Citigroup USD 841 3.769%
(4)
SOFR
(4)
07/20/25
— — —
Citigroup HKD 2,695 3 Month HIBOR
(2)
3.507%
(2)
07/20/25
— 1 1
Citigroup USD 2,698 3.730%
(4)
SOFR
(4)
07/20/25
— (2) (2)
Citigroup HKD 6,839 3 Month HIBOR
(2)
3.525%
(2)
07/20/25
— — —
Citigroup HKD 20,421 3 Month HIBOR
(3)
3.475%
(3)
07/20/25
— 14 14
Citigroup BRL 2,345 12.930%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 9 9
Citigroup BRL 3,215 12.730%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 10 10
Citigroup BRL 3,946 11.330%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (16) (16)
Citigroup BRL 3,994 11.395%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (15) (15)
Citigroup BRL 5,663 12.880%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 22 22
Citigroup BRL 9,237 12.980%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— 39 39

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup EUR 2,400 6 Month EURIBOR
(3)
2.808%
(4)
04/19/28
— 28 28
Citigroup KRW 1,800,000 2.981%
(2)
South Korean Won 3
Month Certificate of
Deposit Rates
(2)
04/19/28
— (11) (11)
Citigroup AUD 3,100 3.923%
(3)
6 Month BBSW
(3)
04/19/33
— 10 10
Citigroup JPY 430,000 TONAR
(4)
0.718%
(4)
04/19/33
— (20) (20)
Citigroup EUR 1,200 6 Month EURIBOR
(3)
1.942%
(4)
02/13/73 — 65 65
Total Open Interest Rate Swap Contracts (å) — 134 134
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Citigroup USD 370 (1.000%)
(2)
12/20/27
390 (20) 370
CDX NA High Yield Index Bank of America USD 1,890 (5.000%)
(2)
06/20/28
6 (34) (28)
CDX NA Investment Grade Index Bank of America USD 3,875 (1.000%)
(2)
06/20/28 (26) (18) (44)
Total Open Credit Indices - Purchase Protection Contracts 370 (72) 298
Total Open Credit Default Swap Contracts (å) 370 (72) 298
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 21,839 $ 2,459
$ —
$ 24,298
Corporate Bonds and Notes — 194,639 —
—
194,639
International Debt — 152,724 —
—
152,724
Loan Agreements — 1,082 —
—
1,082
Mortgage-Backed Securities — 137,980 —
—
137,980
Municipal Bonds — 816 —
—
816
Non-US Bonds — 47,376 —
—
47,376
United States Government Treasuries — 153,904 —
—
153,904
Common Stocks — — —
—
—
Preferred Stocks 201 — — — 201
Short-Term Investments — 80,070 — 82,065 162,135
Total Investments
201 790,430 2,459 82,065 875,155

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 10,79 4 — — — 10,79 4
Foreign Currency Exchange Contracts — 2,12 1 — — 2,12 1
Interest Rate Swap Contracts — 198 — — 198
Credit Default Swap Contracts — 370 — — 370
Liabilities
Futures Contracts (3,06 5 ) — — — (3,06 5 )
Foreign Currency Exchange Contracts — (2,26 1 ) — — (2,26 1 )
Interest Rate Swap Contracts — (64) — — (64)
Credit Default Swap Contracts — (72) — — (72)
Total Other Financial Instruments
*
$ 7,7 29 $ 292 $ — $ — $ 8,02 1
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March
31, 2023, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,839
Argentina ............................................................................................
641
Australia .............................................................................................
1,338
Austria ................................................................................................
164
Belgium ..............................................................................................
1,213
Bermuda .............................................................................................
27,574
Brazil ..................................................................................................
1,954
Canada ................................................................................................
13,517
Cayman Islands ..................................................................................
28,061
Chile ...................................................................................................
1,219
China ..................................................................................................
979
Colombia ............................................................................................
2,111
Denmark .............................................................................................
3,319
Estonia ................................................................................................
1,709
Finland ...............................................................................................
2,459
France .................................................................................................
12,469
Germany .............................................................................................
6,760

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Amounts in thousands
Country Exposure
Fair Value
$
Hong Kong .........................................................................................
196
India ...................................................................................................
2,864
Indonesia ............................................................................................
494
Ireland ................................................................................................
5,935
Israel ...................................................................................................
290
Italy ....................................................................................................
3,374
Japan ..................................................................................................
22,579
Jordan .................................................................................................
487
Kuwait ................................................................................................
838
Luxembourg .......................................................................................
7,778
Macao .................................................................................................
2,276
Mexico ...............................................................................................
13,091
Morocco .............................................................................................
163
Netherlands ........................................................................................
3,589
Norway ...............................................................................................
1,742
Oman ..................................................................................................
190
Panama ...............................................................................................
199
Peru ....................................................................................................
1,899
Romania .............................................................................................
5,698
Saudi Arabia .......................................................................................
840
Serbia .................................................................................................
687
Singapore ...........................................................................................
639
South Africa .......................................................................................
1,937
South Korea .......................................................................................
2,889
Spain ..................................................................................................
2,405
Switzerland ........................................................................................
5,512
Taiwan ................................................................................................
2,052
Togo ...................................................................................................
909
United Arab Emirates .........................................................................
207
United Kingdom .................................................................................
34,042
United States ......................................................................................
639,435
Zambia ...............................................................................................
593
Total Investments ............................................................................... 875,155

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Australia - 3.7%
Charter Hall Group - ADR(ö) 936,497 6,976
Dexus Property Group(ö) 1,148,684 5,820
Goodman Group(ö) 221,880 2,822
GPT Group (The)(ö) 723,211 2,071
HomeCo Daily Needs REIT(ö) 2,173,117 1,685
Ingenia Communities Group 633,318 1,609
Mirvac Group(ö) 204,711 287
Region RE, Ltd.(ö) 1,260,486 1,989
Scentre Group(ö) 1,890,456 3,508
Stockland(ö) 1,857,277 4,976
31,743
Belgium - 0.6%
Aedifica SA(ö) 37,883 3,054
VGP NV 6,908 619
Warehouses De Pauw CVA(ö) 65,586 1,950
5,623
Canada - 2.0%
Allied Properties Real Estate
Investment Trust(ö) 194,213 3,501
Canadian Apartment Properties(ö) 116,892 4,101
Granite Real Estate Investment Trust(ö) 70,046 4,337
RioCan Real Estate Investment Trust(ö) 343,698 5,185
17,124
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 403,400 950
France - 1.9%
ARGAN SA(Ñ)(ö) 18,721 1,400
Covivio(ö) 21,639 1,262
Icade SA(ö) 69,000 3,253
Klepierre SA - GDR(Ñ)(ö) 426,238 9,666
Mercialys SA(ö) 94,701 969
16,550
Germany - 1.4%
LEG Immobilien SE 79,914 4,376
TAG Immobilien AG 113,864 788
Vonovia SE 363,542 6,837
12,001
Guernsey - 0.2%
Sirius Real Estate, Ltd. 1,589,757 1,507
Hong Kong - 5.2%
CK Asset Holdings, Ltd. 1,656,908 10,038
Hang Lung Properties, Ltd. - ADR 1,199,000 2,248
Hongkong Land Holdings, Ltd. 355,582 1,566
Hysan Development Co., Ltd. 523,000 1,490
Link Real Estate Investment Trust(ö) 1,867,243 11,975
Sun Hung Kai Properties, Ltd. 965,552 13,580
Wharf Real Estate Investment Co., Ltd. 758,247 4,385
45,282
Japan - 9.3%
Activia Properties, Inc.(ö) 1,414 4,034
Advance Residence Investment Corp.
(ö) 1,326 3,165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa House REIT Investment Corp.(ö) 1,305 2,677
Global One Real Estate Investment
Corp.(ö) 2,063 1,627
Hulic REIT, Inc.(ö) 1,565 1,766
Industrial & Infrastructure Fund
Investment Corp.(ö) 3,607 3,927
Invincible Investment Corp.(ö) 8,111 3,411
Japan Hotel REIT Investment Corp.(ö) 3,775 2,140
Japan Retail Fund Investment Corp.(ö) 6,064 4,425
Keihanshin Building Co., Ltd. 216,600 1,960
Kenedix Office Investment Corp. Class
A(ö) 694 1,605
Kenedix Retail REIT Corp.(ö) 1,704 3,018
Mitsubishi Estate Co., Ltd. 890,292 10,629
Mitsui Fudosan Co., Ltd. 664,811 12,493
MORI Trust Sogo REIT, Inc.(ö) 10,192 5,267
Nippon Prologis REIT, Inc.(Æ)(ö) 2,172 4,604
Nomura Real Estate Holdings, Inc. 12,500 277
Sekisui House REIT, Inc.(ö) 6,275 3,403
Sumitomo Realty & Development Co.,
Ltd. 212,700 4,798
TOC Co., Ltd. 83,500 402
Tokyu Fudosan Holdings Corp. 439,359 2,109
United Urban Investment Corp.(ö) 2,533 2,733
80,470
Macao - 0.4%
Sands China, Ltd.(Æ) 954,400 3,331
Netherlands - 0.6%
CTP NV(Þ) 123,864 1,605
Eurocommercial Properties(ö) 54,711 1,247
Unibail-Rodamco-Westfield(Æ)(ö) 47,258 2,546
5,398
Singapore - 3.6%
Ascendas Real Estate Investment
Trust(Æ)(ö) 1,788,900 3,862
Cambridge Industrial Trust(ö) 3,534,800 864
Capitaland Investment, Ltd. 3,629,400 10,089
Frasers Logistics & Commercial
Trust(Æ)(ö) 7,284,000 7,191
Keppel DC REIT(ö) 925,700 1,438
Mapletree Logistics Trust(Æ)(ö) 3,322,200 4,287
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,055,255 3,168
30,899
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(Ñ)(ö) 103,745 895
Cellnex Telecom SA(Þ) 16,315 635
Inmobiliaria Colonial Socimi SA(ö) 185,068 1,173
Merlin Properties Socimi SA(ö) 230,635 2,022
4,725
Sweden - 1.4%
Castellum AB(Ñ) 240,709 2,806
Catena AB 64,387 2,387
Fabege AB(Ñ) 313,162 2,410
Fastighets AB Balder(Æ) 504,839 2,078
Pandox AB(Æ) 113,430 1,419

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wihlborgs Fastigheter AB 132,071 1,012
12,112
Switzerland - 0.3%
PSP Swiss Property AG 22,193 2,522
United Kingdom - 4.4%
Big Yellow Group PLC(ö) 147,620 2,135
British Land Co. PLC (The)(ö) 1,595,847 7,663
Derwent London PLC(ö) 107,911 3,144
Grainger PLC 1,074,958 3,093
Life Science REIT PLC(Ñ)(ö) 724,324 554
LondonMetric Property PLC(ö) 338,153 735
LXI REIT PLC(ö) 920,793 1,120
PRS REIT PLC (The)(ö) 832,870 831
Safestore Holdings PLC(ö) 496,541 5,822
Segro PLC(ö) 845,304 8,046
Tritax EuroBox PLC(Þ) 1,089,673 823
UNITE Group PLC (The)(ö) 311,695 3,699
37,665
United States - 59.9%
Agree Realty Corp.(ö) 137,407 9,427
Alexandria Real Estate Equities, Inc.(ö) 78,513 9,860
American Homes 4 Rent Class A(ö) 179,867 5,657
Americold Realty Trust, Inc.(ö) 274,963 7,823
Apartment Income REIT Corp.(ö) 103,683 3,713
AvalonBay Communities, Inc.(ö) 106,099 17,831
Boyd Gaming Corp. 41,993 2,693
Camden Property Trust(ö) 74,055 7,764
Cousins Properties, Inc.(ö) 160,722 3,436
Digital Realty Trust, Inc.(ö) 193,986 19,071
EastGroup Properties, Inc.(ö) 44,422 7,344
Equinix, Inc.(ö) 55,252 39,839
Equity LifeStyle Properties, Inc. Class
A(ö) 138,349 9,287
Essential Properties Realty Trust, Inc.
(ö) 239,387 5,949
Essex Property Trust, Inc.(ö) 13,076 2,735
Extra Space Storage, Inc.(ö) 33,885 5,521
Healthcare Realty Holdings, LP(ö) 368,530 7,124
Healthpeak Properties, Inc.(ö) 36,840 809
Highwoods Properties, Inc.(ö) 114,658 2,659
Host Hotels & Resorts, Inc.(ö) 325,849 5,373
Invitation Homes, Inc.(ö) 575,125 17,961
Iron Mountain, Inc.(ö) 129,153 6,833
Jones Lang LaSalle, Inc.(Æ) 22,142 3,221
Kite Realty Group Trust(ö) 333,339 6,973
KRC Interim Corp.(ö) 688,733 13,451
Life Storage, Inc.(Æ)(ö) 66,773 8,753
Mid-America Apartment Communities,
Inc.(ö) 155,109 23,428
National Retail Properties, Inc.(ö) 14,449 638
Prologis, LP(ö) 563,074 70,255
Public Storage(ö) 118,320 35,749
Realty Income Corp.(ö) 321,225 20,340
Rexford Industrial Realty, Inc.(ö) 121,592 7,253
Ryman Hospitality Properties, Inc.(ö) 78,278 7,024
Sabra Health Care REIT, Inc.(ö) 399,353 4,593
Simon Property Group, Inc.(ö) 248,757 27,853
Spirit Realty Capital, Inc.(ö) 214,212 8,534
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Communities, Inc.(ö) 67,033 9,444
UDR, Inc.(ö) 199,879 8,207
Ventas, Inc.(ö) 56,532 2,451
VICI Properties, Inc.(ö) 447,887 14,610
Welltower, Inc.(ö) 498,874 35,764
WP Carey, Inc.(ö) 131,014 10,147
517,397
Total Common Stocks
(cost $776,991) 825,299
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 29,660,715 (∞) 29,652
Total Short-Term Investments
(cost $29,652) 29,652
Other Securities - 1.8%
U.S. Cash Collateral Fund(@)(×) 15,690,025 (∞) 15,690
Total Other Securities
(cost $15,690) 15,690
Total Investments - 100.8%
(identified cost $822,333) 870,641
Other Assets and Liabilities,
Net - (0.8%)
(6,742)
Net Assets - 100.0%
863,899

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.4%
Cellnex Telecom SA 09/26/22 EUR 16,315 30.78 502
635
CTP NV 04/06/21 EUR 123,864 17.46 2,162
1,605
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 823
3,063
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 689 USD 22,827 06/23
838
FTSE/EPRA Europe Index Futures 284 EUR 4,043 06/23
(229)
Hang Seng Index Futures 15 HKD 15,361 04/23
71
MSCI Singapore Index Futures 61 SGD 1,868 04/23
18
S&P/TSX 60 Index Futures 6 CAD 1,451 06/23
17
SPI 200 Index Futures 12 AUD 2,157 06/23
21
TOPIX Index Futures 27 JPY 540,945 06/23 3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 739
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 779 EUR 720 06/21/23 5
Bank of America USD 810 JPY 105,928 06/21/23 (3)
Bank of America SEK 76 USD 7 04/03/23 —
Bank of New York USD 406 AUD 612 06/21/23 4
Bank of New York USD 329 CAD 452 06/21/23 6
Bank of New York USD 1,310 EUR 1,233 06/21/23 34
Bank of New York USD 513 HKD 4,016 06/21/23 —
Bank of New York USD 1,131 JPY 152,283 06/21/23 29
Bank of New York USD 354 SGD 477 06/21/23 5
Royal Bank of Canada USD 406 AUD 612 06/21/23 5
Royal Bank of Canada USD 329 CAD 452 06/21/23 6
Royal Bank of Canada USD 1,309 EUR 1,233 06/21/23 35
Royal Bank of Canada USD 513 HKD 4,016 06/21/23 —
Royal Bank of Canada USD 1,130 JPY 152,283 06/21/23 30
Royal Bank of Canada USD 354 SGD 477 06/21/23 5
Royal Bank of Canada EUR 617 USD 670 04/03/23 1
Royal Bank of Canada SGD 629 USD 473 04/03/23 —
State Street USD 480 HKD 3,748 06/21/23 (1)
State Street USD 438 SGD 580 06/21/23 —
Toronto Dominion Bank USD 406 AUD 612 06/21/23 5
Toronto Dominion Bank USD 329 CAD 452 06/21/23 6
Toronto Dominion Bank USD 1,309 EUR 1,233 06/21/23 35
Toronto Dominion Bank USD 513 HKD 4,016 06/21/23 —
Toronto Dominion Bank USD 1,130 JPY 152,283 06/21/23 30
Toronto Dominion Bank USD 354 SGD 477 06/21/23 5
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 242

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 31,743 $ —
$ —
$ 31,743
Belgium — 5,623 —
—
5,623
Canada 17,124 — —
—
17,124
China — 950 —
—
950
France — 16,550 —
—
16,550
Germany — 12,001 —
—
12,001
Guernsey — 1,507 —
—
1,507
Hong Kong — 45,282 —
—
45,282
Japan — 80,470 —
—
80,470
Macao — 3,331 —
—
3,331
Netherlands — 5,398 —
—
5,398
Singapore — 30,899 —
—
30,899
Spain — 4,725 —
—
4,725
Sweden — 12,112 —
—
12,112
Switzerland — 2,522 —
—
2,522
United Kingdom — 37,665 —
—
37,665
United States 517,397 — —
—
517,397
Short-Term Investments — — — 29,652 29,652
Other Securities — — — 15,690 15,690
Total Investments 534,521 290,778 — 45,342 870,641
Other Financial Instruments
Assets
Futures Contracts 96 8 — — — 96 8
Foreign Currency Exchange Contracts — 246 — — 246
Liabilities
Futures Contracts (229) — — — (229)
Foreign Currency Exchange Contracts — (4) — — (4)
Total Other Financial Instruments
*
$ 739 $ 242 $ — $ — $ 98 1
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2023, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March
31, 2023, if any, were less than 1% of net assets.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Real Estate Securities Fund
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..........................................................................................
262,964
Healthcare ..........................................................................................
56,963
Industrial ............................................................................................
125,201
Integrated Telecommunication Services ............................................
635
Lodging/Resorts .................................................................................
17,230
Manufactured Homes .........................................................................
18,731
Office ..................................................................................................
36,004
Regional Malls ...................................................................................
37,519
Residential ..........................................................................................
149,236
Self Storage ........................................................................................
64,814
Shopping Centers ...............................................................................
56,002
Short-Term Investments .....................................................................
29,652
Other Securities ..................................................................................
15,690
Total Investments ............................................................................... 870,641

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2023 (Unaudited)
Notes to Schedules of Investments 71
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the Notes.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2023 (Unaudited)
72 Notes to Schedules of Investments
Foreign Currency Abbreviations:
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2023 (Unaudited)
Notes to Quarterly Report 73
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10%
of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within this Quarterly Report)
refers to the three months ended March 31, 2023.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Trustees have designated Russell Investment Management, LLC (“RIM”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
74 Notes to Quarterly Report
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
Notes to Quarterly Report 75
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Strategic Bond and Global Real Estate
Securities Funds had no transfers into or out of Level 3 for the period ended March 31, 2023.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
76 Notes to Quarterly Report
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
Notes to Quarterly Report 77
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. The rule requires that the Funds trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of a Fund to use derivatives, reverse repurchase agreements and similar financing transactions, unfunded commitments and other relevant transactions as part of its investment strategies. These requirements may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.
The financial derivative instruments outstanding as of period end on the Schedules of Investments serves as an indicator of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended March 31, 2023, the following Funds entered into FX contracts primarily for the strategies listed below:
As of March 31, 2023, the Funds had no cash collateral balances in connection with FX contracts purchased or sold.
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indices, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
78 Notes to Quarterly Report
but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended March 31, 2023, the Funds did not enter into any options contracts.
As of March 31, 2023, the Funds had no cash collateral balances in connection with options contracts purchased or sold.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended March 31, 2023, the following Funds entered into futures contracts primarily for the strategies listed below:
As of March 31, 2023, the Funds had cash collateral balances in connection with futures contracts purchased or sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Funds Cash Collateral for Futures Due to Broker
U.S. Strategic Equity Fund $ 402,365 $ —
U.S. Small Cap Equity Fund 677,344 —
International Developed Markets Fund 7,408,834 —
Strategic Bond Fund 6,196,665 73
Global Real Estate Securities Fund 3,012,635 —

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
Notes to Quarterly Report 79
its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-
party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as
LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of March 31, 2023, the Funds had cash collateral balances in connection with swap contracts purchased or sold as follows:
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
Funds Cash Collateral for Swaps
Strategic Bond Fund $ 3,669,643

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80 Notes to Quarterly Report
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2023, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
Notes to Quarterly Report 81
assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended March 31, 2023, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
The Strategic Bond Fund may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended March 31, 2023, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended March 31, 2023, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended March 31, 2023, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Russell Investment Funds
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82 Notes to Quarterly Report
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. There were no unfunded loan commitments as of March 31, 2023.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the U.S. Strategic Equity Fund and U.S. Small Cap
Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
Notes to Quarterly Report 83
reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of March 31, 2023, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic
Equity Fund and U.S. Small Cap Equity Fund was $16,317,668 and $5,599,416, respectively.
As of March 31, 2023, the U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund held $30,435,656 and $11,502,615, respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of March 31, 2023, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign

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84 Notes to Quarterly Report
governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Russell Investment Funds
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Notes to Quarterly Report 85
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by the Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

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86 Notes to Quarterly Report
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of March 31, 2023, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
Notes to Quarterly Report 87
Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of
2021. At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. In addition, in connection with supervisory guidance from U.S. regulators, some U.S.
regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace US dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with US Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. Certain instruments held by the Funds rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in value of certain instruments held by a Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to a Fund’s investments resulting from a substitute reference rate may adversely affect the Fund’s performance and/or NAV. The usefulness of LIBOR as a benchmark could deteriorate during the transition period and, at this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. The impact of any substitute reference rate, if any, will vary on an investment-by-investment basis.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles,

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2023 (Unaudited)
88 Notes to Quarterly Report
therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
Russell Investments Fund Services, LLC (“RIFUS”) is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell
Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
4. Federal Income Taxes
As of March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
6. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedule of Investments.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 411,792,175 $ 206,216,629 $ 311,261,323
Unrealized Appreciation
$ 95,198,422 $ 14,634,519 $ 25,158,409
Unrealized Depreciation
(15,277,333) (9,737,792) (18,427,512)
Net Unrealized Appreciation (Depreciation)
$ 79,921,089 $ 4,896,727 $ 6,730,897
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 936,250,471 $ 874,341,752
Unrealized Appreciation
$ 30,176,604 $ 3,017,633
Unrealized Depreciation
(83,250,580) (5,736,666)
Net Unrealized Appreciation (Depreciation)
$ (53,073,976) $ (2,719,033)

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495